UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Gregory P. Dulski, Secretary

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:     December 31

Date of reporting period:  June 30, 2007

Item 1.  Reports to Stockholders.

WESTCORE FUNDS

Semi-Annual Report

June 30, 2007

Westcore Equity Funds

Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund

Westcore Bond Funds

Westcore Funds are managed by
Denver Investment Advisors LLC.

1-800-392-CORE (2673) ■ www.westcore.com	1

Dear Fellow Shareholders:

The first half of 2007 was a period of positive performance for stocks, bonds and the Westcore Mutual Fund family. Westcore’s assets under management grew from $1.8 billion on December 31, 2006, to $2.2 billion on June 30, 2007.

Enclosed are commentaries from each of our portfolio managers, which provide details about how their funds performed during this six-month period. In particular, they offer specifics about how certain stocks, bonds, sectors and economic events impacted fund performance. We hope you find this information helpful.

Although the manager commentaries in this report address only the semiannual period, it’s noteworthy that, since the end of the second quarter, the stock and bond markets have become more volatile. The primary cause of this volatility has come from problems with low-quality mortgage debt securities and the extreme use of leverage by a number of hedge funds. You will likely read more about these financial problems in the months ahead. These types of financial crises happen from time to time. The good news is that the Federal Reserve Bank, the Treasury Department and large Wall Street institutions have a history of dealing with them effectively.

While near-term volatility can be distracting, we encourage you to think long term when developing your personal investment plan. “Long term” means different things to different people. However, we at Westcore define it as at least a ten year time horizon. The Westcore Fund family offers many investment styles to meet your individual needs and strategies, and allows you to customize your personal portfolio.

2	Semi-Annual Report June 30, 2007

Looking ahead, we believe the prospects for long-term, worldwide economic growth are excellent. And while investment opportunities will differ between companies, industries and countries, rest assured that Westcore’s investment team will be working hard to bring you well thought-out investment decisions.

Thank you for your investment in the Westcore Funds.

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 6/30/07

						Since Incep.
Westcore MIDCO	6-month	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund	10.34%	20.96%	11.86%	12.90%	8.76%	12.44%
Russell Midcap Growth Index	10.97%	19.73%	14.48%	15.45%	8.66%	11.64%
Lipper Mid-Cap Growth Index	14.70%	21.98%	14.76%	13.28%	7.98%	10.87%

						Since Incep.
	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Growth Fund	10.52%	17.73%	10.18%	9.27%	7.56%	10.21%
Russell 1000 Growth Index	8.13%	19.06%	8.71%	9.29%	4.39%	10.84%
Lipper Large-Cap Growth Index	7.66%	16.13%	8.45%	7.71%	3.88%	10.01%

						Since Incep.
	6-month	1-Year	3-Year	5-Year	10-Year	10/1/99
Westcore Select Fund	13.87%	27.16%	17.26%	11.71%	NA	18.40%
Russell Midcap Growth Index	10.97%	19.73%	14.48%	15.45%	NA	6.41%
Lipper Mid-Cap Growth Index	14.70%	21.98%	14.76%	13.28%	NA	5.47%

						Since Incep.
Westcore International	6-month	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund	11.61%	23.86%	15.58%	18.23%	NA	7.15%
MSCI EAFE Small-Cap Index	11.63%	25.20%	24.82%	24.31%	NA	13.95%
Lipper International Small-Cap Index	14.85%	33.39%	28.48%	25.78%	NA	12.02%

						Since Incep.
	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Blue Chip Fund	6.55%	18.54%	12.29%	9.96%	6.82%	10.83%
S&P 500 Index	6.96%	20.59%	11.68%	10.71%	7.13%	11.79%
Lipper Large-Cap Core Index	7.33%	19.12%	10.87%	9.34%	6.28%	10.86%

						Since Incep.
Westcore Mid-Cap	6-month	1-Year	3-Year	5-Year	10-Year	10/1/98
Value Fund	10.25%	21.35%	17.95%	15.78%	NA	14.24%
Russell Midcap Value Index	8.69%	22.09%	19.32%	17.16%	NA	13.98%
Lipper Mid-Cap Value Index	11.34%	23.33%	15.76%	15.42%	NA	13.37%

						Since Incep.
Westcore Small-Cap	6-month	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund	15.79%	26.29%	16.26%	15.55%	10.30%	12.45%
Russell 2000 Index	6.45%	16.43%	13.45%	13.88%	9.06%	10.51%
Lipper Small-Cap Core Index	9.54%	17.17%	13.74%	13.79%	10.22%	11.88%

						Since Incep.
Westcore Small-Cap	6-month	1-Year	3-Year	5-Year	10-Year	12/13/04
Value Fund	8.83%	22.06%	NA	NA	NA	14.63%
Russell 2000 Value Index	3.81%	16.07%	NA	NA	NA	13.32%
Lipper Small-Cap Value Index	8.60%	18.04%	NA	NA	NA	14.33%

4	Semi-Annual Report June 30, 2007

Average Annual Total Returns as of 6/30/07 (continued)

						Since Incep.
Westcore Flexible	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund	3.45%	13.34%	9.07%	9.97%	8.17%	9.05%
Lehman Brothers U.S. Corporate
High Yield Ba Index	1.21%	9.36%	7.54%	9.05%	7.08%	9.01%
Westcore Flexible Income
Fund Custom Index[1]	1.21%	9.36%	7.54%	9.05%	7.70%	9.14%
Lipper High Current Yield Index	3.31%	11.20%	8.46%	10.97%	4.79%	7.44%

						Since Incep.
	6-month	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Plus Bond Fund	1.10%	6.71%	4.77%	6.12%	6.29%	6.99%
Lehman Brothers
Aggregate Bond Index	0.98%	6.12%	3.98%	4.48%	6.02%	7.48%
Lipper Intermediate
Investment Grade Index	0.71%	5.94%	3.91%	4.56%	5.64%	6.78%

						Since Incep.
Westcore Colorado	6-month	1-Year	3-Year	5-Year	10-Year	6/1/91
Tax-Exempt Fund	0.11%	4.22%	3.06%	3.26%	4.18%	5.09%
Lehman Brothers 10-Year
Municipal Debt Index	0.00%	4.77%	4.15%	4.37%	5.37%	6.30%
Lipper Intermediate
Municipal Debt Index	0.24%	3.97%	3.28%	3.44%	4.37%	5.16%

1 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 6/30/07 to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years. Please see important footnotes on page 6

The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 days of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Expense Ratios (as of December 31, 2006)

Fund	Gross/Net	Fund	Gross/Net

Westcore MIDCO Growth Fund	1.08%/1.08%	Westcore Small-Cap Opportunity Fund	1.73%/1.30%
Westcore Growth Fund	1.11%/1.11%	Westcore Small-Cap Value Fund	1.54%/1.30%
Westcore Select Fund	1.55%/1.15%	Westcore Flexible Income Fund	0.98%/0.85%
Westcore International Frontier Fund	2.27%/1.50%	Westcore Plus Bond Fund	0.87%/0.55%
Westcore Blue Chip Fund	1.09%/1.09%	Westcore Colorado Tax-Exempt Fund	0.99%/0.65%
Westcore Mid-Cap Value Fund	1.23%/1.23%

The Funds’ Adviser and Administrators have contractually agreed to waive a portion of the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2007 until at least April 29, 2008, so the Net Annual Fund Operating Expenses will be no more than quoted for the current fiscal year.

1-800-392-CORE (2673) ■ www.westcore.com	5

Westcore Select Fund:

This Fund may participate in the Initial Public Offering (“IPO”) market, and a significant portion of the Fund’s Since Inception return is attributable to its investment in IPOs, which in turn have had a magnified impact due to the Fund’s relatively small asset base. As the Fund’s assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier, Small-Cap Opportunity and Small-Cap Value Funds:

Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

Westcore Select Fund:

Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds:

These Funds are subject to additional risk in that it may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk. In addition, these Funds’ exposure to foreign markets can regularly effect the net asset value (NAV) and total return of these Funds due to foreign risk.

Westcore Colorado Tax-Exempt Fund:

This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.

6	Semi-Annual Report June 30, 2007

		Beginning	Ending	Expenses Paid
		Account	Account	During Period*
		Value	Value	01/01/07 to
Fund		01/01/07	06/30/07	06/30/07

Westcore MIDCO Growth Fund	Actual Fund Return	$1,000.00	$1,103.40	$5.25
	Hypothetical Fund Return	$1,000.00	$1,019.80	$5.04
Westcore Growth Fund	Actual Fund Return	$1,000.00	$1,105.20	$5.43
	Hypothetical Fund Return	$1,000.00	$1,019.63	$5.21
Westcore Select Fund	Actual Fund Return	$1,000.00	$1,138.74	$6.09
	Hypothetical Fund Return	$1,000.00	$1,019.10	$5.75
Westcore International	Actual Fund Return	$1,000.00	$1,116.05	$7.89
Frontier Fund	Hypothetical Fund Return	$1,000.00	$1,017.34	$7.52
Westcore Blue Chip Fund	Actual Fund Return	$1,000.00	$1,065.50	$5.38
	Hypothetical Fund Return	$1,000.00	$1,019.59	$5.26
Westcore Mid-Cap	Actual Fund Return	$1,000.00	$1,102.49	$6.04
Value Fund	Hypothetical Fund Return	$1,000.00	$1,019.05	$5.80
Westcore Small-Cap	Actual Fund Return	$1,000.00	$1,157.90	$6.94
Opportunity Fund	Hypothetical Fund Return	$1,000.00	$1,018.36	$6.49
Westcore Small-Cap	Actual Fund Return	$1,000.00	$1,088.30	$6.70
Value Fund	Hypothetical Fund Return	$1,000.00	$1,018.37	$6.48
Westcore Flexible	Actual Fund Return	$1,000.00	$1,034.50	$4.29
Income Fund	Hypothetical Fund Return	$1,000.00	$1,020.58	$4.26
Westcore Plus Bond Fund	Actual Fund Return	$1,000.00	$1,011.00	$2.74
	Hypothetical Fund Return	$1,000.00	$1,022.07	$2.75
Westcore Colorado	Actual Fund Return	$1,000.00	$1,001.14	$3.22
Tax-Exempt Fund	Hypothetical Fund Return	$1,000.00	$1,021.57	$3.26

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the last six months of the fiscal half-year/365 (to reflect the half-year period). The annualized expense ratio for the last six months of Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds were 1.01%, 1.04%, 1.15%, 1.50%, 1.05%, 1.16%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively.

Disclosure Of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. The above examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2007 and held until June 30, 2007.

Actual Return. The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

1-800-392-CORE (2673) ■ www.westcore.com	7

Morningstar RatingsTMas of 6/30/07

Fund	Overall	3-Year	5-Year	10-Year
Westcore MIDCO	«««	«««	«««	«««
Growth Fund	out of 814	out of 814	out of 662	out of 269
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Growth Fund	«««	«««	«««	««««
	out of 1,426	out of 1,426	out of 1,151	out of 471
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Select Fund	«««	««««	«««
	out of 814	out of 814	out of 662	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds
Westcore International	«	«	«
Frontier Fund	out of 82	out of 82	out of 66	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds
Westcore Blue	«««	««««	«««	«««
Chip Fund	out of 1,598	out of 1,598	out of 1,237	out of 527
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Mid-Cap	««««	««««	««««
Value Fund	out of 385	out of 385	out of 317	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds
Westcore Small-Cap	««««	««««	««««	«««
Opportunity Fund	out of 500	out of 500	out of 393	out of 148
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Flexible	««««	««««	«««	«««««
Income Fund	out of 463	out of 463	out of 378	out of 170
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds
Westcore Plus	«««««	«««««	«««««	«««««
Bond Fund	out of 965	out of 965	out of 796	out of 404
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds
Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 322 Muni	out of 322 Muni	out of 292 Muni	out of 245 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/07. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

See complete disclaimers beginning on page 11.

8	Semi-Annual Report June 30, 2007

Lipper Leaders for Consistent Return for the Three-Years Ended 6/30/07:

Westcore	Westcore Mid-Cap	Westcore Flexible
Growth Fund	Value Fund	Income Fund
Lipper Leader for Consistent	Lipper Leader for Consistent	Lipper Leader for Consistent
Return out of 606 Large-Cap	Return out of 227 Mid-Cap	Return out of 375 High Current
Growth Equity Funds for the	Value Equity Funds for the	Yield Fixed Income Funds for
three-year period	three-year period	the three-year period

Westcore Blue	Westcore Small-Cap	Westcore Plus
Chip Fund	Opportunity Fund	Bond Fund
Lipper Leader for Consistent	Lipper Leader for Consistent	Lipper Leader for Consistent
Return out of 661 Large-Cap	Return out of 559 Small-Cap	Return out of 425
Core Equity Funds for the	Core Equity Funds for the	Intermediate Investment
three-year period	three-year period	Grade Fixed Income Funds
for the three-year period

Lipper ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of 6/30/07. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund’s year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Lipper Leaders for Total Return for the Three-Years Ended 6/30/07:

Westcore	Westcore Small-Cap
Select Fund	Opportunity Fund
Lipper Leader for Total	Lipper Leader for Total
Return out of 485 Mid-Cap	Return out of 564 Small-Cap
Growth Equity Funds for the	Core Equity Funds for the
three-year period	three-year period

Westcore	Westcore Plus Bond
Growth Fund	Fund Lipper Leader for
Lipper Leader for Total	Total Return out of 450
Return out of 614 Large-Cap	Intermediate Investment
Growth Equity Funds for the	Grade Fixed Income Funds
three-year period	for the three-year period

Lipper ratings for Total Return reflect funds’ historical total return performance relative to peers as of 6/30/07. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	9

Lipper Leaders for Expense for the Three-Years Ended 6/30/07:

Westcore MIDCO	Westcore Plus
Growth Fund	Bond Fund
Lipper Leader for Tax	Lipper Leader for Tax
Efficiency out of 167 Mid-	Efficiency out of 141
Cap Growth Equity Funds for	Intermediate Investment Grade
the three-year period	Debt Fixed Income Funds for
the three-year period
Westcore Flexible
Income Fund	Westcore Colorado
Lipper Leader for Tax	Tax-Exempt Fund
Efficiency out of 126 High	Lipper Leader for Tax Efficiency
Yield Fixed Income Funds	out of 354 Other State
for the three-year period	Intermediate Municipal Fixed
Income Funds for the three-
year period

Lipper ratings for Expense reflect funds’ expense minimization relative to peers with similar load structures as of 6/30/07. The ratings are subject to change every month. The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

10	Semi-Annual Report June 30, 2007

Please see the Average Annual Total Returns chart beginning on page 4 for complete performance.

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/07 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds’ average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 814 funds in the last three years, 662 funds in the last five years and 269 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,426 funds in the last three years, 1,151 funds in the last five years and 471 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 3 stars, 3 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 814 funds in the last three years and 662 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 4 stars and 3 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 82 funds in the last three years and 66 funds in the last five years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 star and 1 star for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,598 funds in the last three years, 1,237 funds in the last five years and 527 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 4 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 385 funds in the last three years and 317 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Value Fund received a Morningstar Rating of 4 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 500 funds in the last three years, 393 funds in the last five years and 148 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 4 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

1-800-392-CORE (2673) ■ www.westcore.com	11

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 463 funds in the last three years, 378 funds in the last five years and 170 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 4 stars, 3 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 965 funds in the last three years, 796 funds in the last five years and 404 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 5 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 322 funds in the last three years, 292 funds in the last five years and 245 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of 6/30/07. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund’s year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2007, Reuters, All Rights Reserved.

Westcore Growth Fund was rated among the following number of Large-Cap Growth Equity Funds for the following time periods: 606 funds in the last three years, 490 funds in the last five years, 175 funds in the last ten years and 609 funds in the overall period. With respect to these Large-Cap Growth Equity Funds, Westcore Growth Fund received a Consistent Return rating of Lipper Leader, Lipper Leader, 4 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Blue Chip Fund was rated among the following number of Large-Cap Core Equity Funds for the following time periods: 661 funds in the last three years, 549 funds in the last five years, 245 funds in the last ten years and 664 funds in the overall period. With respect to these Large-Cap Core Equity Funds, Westcore Blue Chip Fund received a Consistent Return rating of Lipper Leader, Lipper Leader, 4 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 227 funds in the last three years, 177 funds in the last five years and 232 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Consistent Return rating of Lipper Leader, 2 and Lipper Leader for the three-year, five-year and overall periods, respectively.

Westcore Small-Cap Opportunity Fund was rated among the following number of Small-Cap Core Equity Funds for the following time periods: 559 funds in the last three years, 439 funds in the last five years, 133 funds in the last ten years and 561 funds in the overall period. With respect to these Small-Cap Core Equity Funds, Westcore Small-Cap Opportunity Fund received a Consistent Return rating of Lipper Leader, Lipper Leader, 4 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

12	Semi-Annual Report June 30, 2007

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 375 funds in the last three years, 310 funds in the last five years, 118 funds in the last ten years and 375 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received a Consistent Return rating of Lipper Leader, 4, Lipper Leader and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 425 funds in the last three years, 372 funds in the last five years, 166 funds in the last ten years and 435 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Total Return

Lipper ratings for Total Return reflect funds’ historical total return performance relative to peers as of 6/30/07. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2007, Reuters, All Rights Reserved.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 485 funds in the last three years, 383 funds in the last five years and 485 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Total Return rating of Lipper Leader, 4 and 2 for the three-year, five-year and overall periods, respectively.

Westcore Growth Fund was rated among the following number of Large-Cap Growth Equity Funds for the following time periods: 614 funds in the last three years, 494 funds in the last five years, 193 funds in the last ten years and 614 funds in the overall period. With respect to these Large-Cap Growth Equity Funds, Westcore Growth Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Small-Cap Opportunity Fund was rated among the following number of Small-Cap Core Equity Funds for the following time periods: 564 funds in the last three years, 442 funds in the last five years, 150 funds in the last ten years and 564 funds in the overall period. With respect to these Small-Cap Core Equity Funds, Westcore Small-Cap Opportunity Fund received a Total Return rating of Lipper Leader, 2, 3 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 450 funds in the last three years, 387 funds in the last five years, 181 funds in the last ten years and 450 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

1-800-392-CORE (2673) ■ www.westcore.com	13

Lipper Leaders for Expense

Lipper ratings for Expense reflect funds’ expense minimization relative to peers with similar load structures as of 6/30/07. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2007, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 167 funds in the last three years, 145 funds in the last five years, 45 funds in the last ten years and 167 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 126 funds in the last three years, 106 funds in the last five years, 53 funds in the last ten years and 126 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 141 funds in the last three years, 126 funds in the last five years, 40 funds in the last ten years and 141 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 354 funds in the last three years, 341 funds in the last five years, 72 funds in the last ten years and 354 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively. The Single State Category is a culmination of multiple single state categories.

14	Semi-Annual Report June 30, 2007

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1-800-392-CORE (2673) ■ www.westcore.com	15

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of primarily medium-sized companies with growth potential.

During the period, equity investors continued to ride the bull market to new highs. A strong global economy provided a solid foundation for continued growth in corporate earnings, and private equity and strategic buyers flush with cash anxiously pursued deals at meaningful premiums, helping to drive stocks higher. The Westcore MIDCO Growth Fund benefited from this environment and gained 10.34% for the six months ended June 30, 2007. Nonetheless, these results trailed our benchmark and peer group. The Fund’s benchmark, the Russell Midcap Growth Index, returned 10.97% during the six-months and its peer group, the Lipper Mid-Cap Growth Index, returned 14.70%.

The weak performance of select holdings in the consumer staples and information technology sectors held back the Fund’s results. Within consumer staples, United Natural Foods Inc., Constellation Brands Inc. and Hain Celestial Group Inc. were all detractors. Both United Natural Foods and Hain Celestial are in the organic foods distribution industry. United Natural Foods declined on the news of a potential merger between Whole Foods and Wild Oats. The merger raises the potential for customer concentration risk, as it would combine United’s two largest customers into one entity. In addition, United missed earnings estimates in the second quarter due to increased margin pressures. Hain also missed estimates. Nonetheless, we believe both companies are well positioned to benefit from the long-term growth in demand for organic foods as well as increased penetration into mainstream retailers and grocers. Our weighting in technology during the period was essentially in line with the benchmark at about 19%. However, many of our holdings in this group modestly underperformed the index constituents in technology. We are finding a number of attractive growth opportunities in this sector and we expect this group to be a meaningful part of the portfolio going forward.

On the positive side of the ledger were our healthcare holdings. The healthcare sector was the largest positive

16	Semi-Annual Report June 30, 2007

contributor to the Fund’s performance during the period. Standouts included Ventana Medical Systems Inc., Kinetic Concepts Inc. and Digene Corp. Ventana rose dramatically on news of a takeover by Roche Holding at a significant premium. We sold the stock, believing that most of its value had already been recognized. Kinetic Concepts engages in the design, manufacture and service of wound care and therapeutic products. Last August, Kinetic’s stock declined significantly on news that it had lost a patent trial, which increased its risk of competition and reimbursement cuts. We believed the stock was very cheap relative to its growth prospects and that Kinetic’s strong business fundamentals would remain intact. The company continued  to execute and the stock appreciated significantly in the second quarter. We sold it when prices reached levels that offered a less attractive risk/reward profile. Digene, a developer of gene-based diagnostic tests for the screening and diagnostics of human diseases, also appreciated meaningfully, benefiting from an announced merger with Netherlands-based Qiagen NV. Like Kinetic, we sold this position from the portfolio at a profit.

Telecommunication services, financials, energy and the consumer discretionary sectors were our other top-contributing sectors. Exceptional performers included GameStop Corp., Eaton Vance Corp. and NII Holdings Inc. GameStop sells new and used video game hardware, software and related accessories. Our investment thesis for this company played out when the launch of the next-generation video game consoles and new software titles accelerated the company’s sales and earnings growth. Eaton Vance, an asset management firm, showed steady improvement due to a favorable market environment and increased asset growth across its various distribution channels. NII Holdings (formerly known as Nextel International) is a wireless carrier that provides digital service using the Nextel brand to customers in several countries in Latin America. The wireless penetration in these expanding economies is increasing, leading to substantial subscriber growth and greater economies of scale for the company, which we believe will drive margin expansion and continued earnings growth. Another stock in the industrials sector that was a major contributor was BE Aerospace Inc., the world’s leading manufacturer of cabin interior products for commercial aircraft and business jets. The company continues to benefit from the current cycle of the airline industry refurbishing and reconfiguring their seats as well as other after-market products, driving increased sales and earnings growth.

Given the run investors have had in equities over the last four years, it is reasonable to question if this bull is getting tired. While a modest correction may be due, we believe the global economic climate remains favorable for stocks. We believe near-term economic growth will be in the range of 2.5% to 3.0%, and while core inflation has edged

1-800-392-CORE (2673) ■ www.westcore.com	17

     Westcore MIDCO Growth Fund (continued)

upward, it appears contained with the Federal Reserve’s vigilance. Corporate earnings continue to grow, and in our opinion, investor expectations haven’t reached overzealous levels at this point. This leads us to conclude that valuations remain reasonable. We continue to find companies with above-average growth at attractive valuations, which gives us confidence looking ahead. That said, there are several things we’re keeping an eye on, including geopolitical events and the rising levels of debt resulting from the current takeover boom. At the same time, we remain steadfastly focused on identifying companies that we believe are well positioned to achieve above-average growth.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 Index. Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

18	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007

2.48%	NII Holdings Inc. (NIHD) Provides mobile communications for business customers in
Latin America
2.44%	BE Aerospace Inc. (BEAV) Manufactures interior products for commercial and general aviation aircraft cabins
2.42%	Oshkosh Truck Corp. (OSK) Designs, manufactures and markets fire and emergency apparatus and specialty commercial and military trucks
2.32%	NVIDIA Corp. (NVDA) Designs, develops and market three dimensional (3D) graphics processors and related software
2.12%	T Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record-keeping and communications services to corporate and public retirement plans
2.00%	International Game Technology (IGT) Designs and manufactures computerized casino gaming systems
1.95%	Illumina Inc. (ILMN) Develops tools for the large-scale analysis of genetic variation and function
1.91%	Eaton Vance Corp. (EV) Provides mutual funds and investment advisory management and counseling services to individual and institutional clients
1.90%	AirTran Holdings Inc. (AAI) Operates a scheduled airline serving short haul markets primarily in the eastern United States
1.80%	Electronic Arts Inc. (ERTS) Creates, markets and distributes interactive entertainment software
Percent of Net Assets in Top Ten Holdings: 21.34%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore Growth Fund

FUND STRATEGY: Investing primarily in large companies with growth potential

“The pessimist looks at opportunities and sees difficulties. The optimist looks at difficulties and sees opportunities.”

After a short-lived correction in February, the markets continued their upward trend. We are pleased to report that the Westcore Growth Fund participated in this upward move. Fueled by better-than-expected earnings, excess liquidity, and merger and acquisition activity, the market continued to climb the wall of worry. History has shown that excess global liquidity fuels the demand for financial assets and produces a positive backdrop for equities. This, combined with low interest rates, reasonable valuations, strong profit growth, and healthy balance sheets, keeps us feeling positive about the fundamental backdrop for equities. Our research has steadfastly remained focused on identifying opportunities for accelerating growth, and for the six months ended June 30, 2007, this strategy allowed the Fund to gain 10.52%. These results exceeded the 8.13% return of the Fund’s benchmark, the Russell 1000 Growth Index, and the 7.66% return of the Fund’s peer group, the Lipper Large-Cap Growth Index.

Overall, we believe the pace of economic growth should gradually lift throughout the year, and the inflation outlook should improve. Given these assumptions, we believe the current market scenario should play right into our investment philosophy of designing a high-quality, large-cap growth portfolio comprised of a healthy mix of companies with short-term “tactical” and/or long-term “strategic” growth catalysts. While we remain upbeat about the prospects for the market and the economy, we expect continued volatility on a day-by-day basis. Against this backdrop, we believe investors will place a higher premium on superior stock selection. As you should expect, we continue to examine every opportunity, with the goal of increasing the strength of the portfolio.

The Fund’s performance during the period was, once again, driven by strong stock selection, reinforcing our belief in the merits of a defined, repeatable and intensive fundamental research process. Our holdings in the

20	Semi-Annual Report June 30, 2007

information technology, industrials, telecommunication services, healthcare, financials and consumer staples sectors all contributed to the Fund’s outperformance. Leading the way was the Fund’s investment in Apple Inc., which gained over 40%. We took advantage of a difficult market environment in December to significantly increase our position in anticipation of strong iMac sales and the launch of the iPhone. Another standout performer was Precision Castparts Corp., which manufactures metal components and products for aerospace, power generation, general industrial, and automotive markets. Our research convinced us that the aerospace market is not in the late stages of its growth cycle, as many pundits believe. Solid execution by the company and our disregard of the cry to exit the space allowed the Fund to capture a 55% rise in the stock. Finally, telecommunications was our strongest investable area during the period, with an average return of nearly 29%. The Fund’s investments in America  Movil S.A.B. and NII Holdings Inc. returned nearly 37% and over 25%, respectively. Both companies are focused on capturing the high growth of wireless communications services throughout Latin America.

Investor concerns during the first half of this fiscal year were focused primarily on the U.S. consumer. Higher prices at the pump and rising defaults on sub-prime mortgage loans made fruitful investments in the consumer discretionary sector hard to come by. This was consequently our weakest area of investment during the period. While we limited the Fund’s exposure to the U.S. consumer, we remained optimistic on the growth potential of gaming (casinos) in Macau, China. Macau is quickly becoming the “Las Vegas of China,” and with strong demographics, we believe the Fund will benefit from its future growth trends. That said, we were early. Construction concerns, as well as supply and visa restrictions, led to losses of 20.12% and 14.63% in Melco PBL Entertainment and Las Vegas Sands Corp., respectively. As of this writing, we remain confident that Las Vegas Sands will continue to be successful in Las Vegas and eventually in Macau, so for now we are being patient. We did, however, sell Melco, as it is a “pure-play” on casino growth in Macau and presents what we view as an unjustifiable risk reward scenario given recent developments. Our sell discipline served us well, as Melco declined an additional 25% after we liquidated the position. However, this is hardly a reason to be proud.

Looking ahead, although we anticipate consumer spending to remain somewhat constrained, we don’t believe it will drop off dramatically. From a corporate standpoint, our research shows balance sheets are under-leveraged and cash-flow growth remains strong. We look for corporations to accelerate capital spending plans, aggressively invest in their businesses and make strategic acquisitions. Our positive bias for the market remains, and we would view a significant pullback in the market as a buying opportunity.

1-800-392-CORE (2673) ■ www.westcore.com	21

Westcore Growth Fund (continued)

Our research indicates that much of the upside potential in the market remains within large-capitalization equities. We also believe that, given the falling dollar, international revenues will prove to be a strong tailwind for large global companies in 2007. We have therefore made a focused effort to move the Fund’s average median market cap higher, as many large-cap growth companies have already laid the foundation for continued revenue growth outside U.S. borders. We believe the Fund is well positioned and we are encouraged by the recent outperformance of large-cap growth equities. In conclusion, we remain dedicated to producing a high-quality Fund for our shareholders and thank you for your investment and consideration.

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

Lipper Large-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5

22	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007

4.69%	Google Inc. (GOOG) Provides a web-based search engine through its Google.com website
3.37%	Apple Computer Inc. (AAPL) Designs, manufactures and markets personal computers and related personal computing and communicating solutions
2.68%	Cisco Systems Inc. (CSCO) Supplies data networking products to the corporate enterprise and public wide area service provider markets
2.68%	Merck & Co Inc. (MRK) A global pharmaceutical company that discovers, develops, manufactures and markets a broad range of human and animal health products
2.51%	Gilead Sciences Inc. (GILD) Discovers, develops and commercializes therapeutics for viral diseases
2.32%	NII Holdings Inc. (NIHD) Provides mobile communications for business customers in
Latin America
2.19%	Qualcomm Inc. (QCOM) Develops and delivers digital wireless communications products and services based on the company’s CDMA digital technology
2.18%	Microsoft Corp. (MSFT) Develops, manufactures, licenses, sells and supports software products
2.07%	The Boeing Company (BA) Develops, produces and markets commercial jet aircraft as well as provides related support services to the commercial airline industry worldwide
2.03%	Oracle Corp. (ORCL) Supplies software for enterprise information management
Percent of Net Assets in Top Ten Holdings: 26.72%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

During the period, equity investors continued to ride the bull market to new highs. A strong global economy provided a solid foundation for continued growth in corporate earnings, and private equity and strategic buyers that were flush with cash anxiously pursued deals at meaningful premiums, helping to drive stocks higher. The Westcore Select Fund benefited from this environment, returning 13.87% for the six months ended June 30, 2007. This exceeded the performance of the Fund’s benchmark, the Russell Midcap Growth Index, which returned 10.97%, yet trailed that of its peer group, the Lipper Mid-Cap Growth Index, which gained 14.70%.

From a sector perspective, healthcare was our largest positive contributor to performance. Most notable among this group was Ventana Medical Systems Inc., which appreciated over 60% in the period and was the single largest contributor to the Fund’s performance. Ventana rose dramatically on news of a takeover at a significant premium by Roche Holding. We sold the stock, believing that most of its value had been recognized. Kinetic Concepts Inc. also performed well. Kinetic engages in the design, manufacture and service of wound care and therapeutic products. Last August, Kinetic’s stock declined significantly on news that it had lost a patent trial, which increased its risk of competition and reimbursement cuts. We believed the stock was very cheap relative to its growth prospects and that Kinetic’s strong business fundamentals would remain intact. The company continued to execute and the stock appreciated significantly in the second quarter. We sold it when prices reached levels that offered a less attractive risk/reward profile. We have maintained a significant overweight position in healthcare, which was approximately 22% of total portfolio assets as of June 30, 2007, versus 12% in the benchmark.

GameStop Corp. in the consumer discretionary sector and Oshkosh Truck Corp. in the industrials sector were two other meaningful contributors during the period. GameStop sells new and used video game hardware, software and related accessories. Our investment thesis for this company played out when the launch of the next-generation video game consoles and new software titles accelerated the company’s sales and earnings growth. Oshkosh Truck, a manufacturer of specialty

24	Semi-Annual Report June 30, 2007

commercial, fire, emergency and military trucks and other related products, gained from continued steady growth in its different operating segments.

Our largest detractor during the period was Constellation Brands Inc. Constellation is a leading international producer and distributor of alcoholic beverages. Early in the year the company missed its earnings estimates and lowered its forecast due to greater revenue and margin pressures in its European operations. Near the end of the first quarter, Constellation sharply reduced its earnings guidance due to more of the same as well as trends with major U.S. distributors to consolidate and reduce inventories due to improved systems for inventory management. Although the stock appears to be attractively valued at today’s levels, we did sell our position over concerns that the reacceleration in Constellation’s fundamentals may take longer than we’re comfortable with.

Given the run investors have had in equities over the last four years, it is reasonable to question if this bull is getting tired. While a modest correction may be due, we believe the global economic climate remains favorable for stocks. We believe near-term economic growth will be in the range of 2.5% to 3.0%, and while core inflation has edged upward, it appears contained with the Federal Reserve’s vigilance. Corporate earnings continue to grow, and in our opinion, investor expectations haven’t reached overzealous levels at this point. This leads us to conclude that valuations remain reasonable. We continue to find companies with above-average growth at attractive valuations, which gives us confidence looking ahead. That said, there are several things we’re keeping an eye on, including geopolitical events and the rising levels of debt resulting from the current takeover boom. At the same time, we remain focused on identifying companies that are well positioned to achieve above-average growth.

1-800-392-CORE (2673) ■ www.westcore.com	25

Westcore Select Fund (continued)

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 Index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

26	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007
5.50%	Oshkosh Truck Corp. (OSK) Designs, manufactures and markets fire and emergency apparatus and specialty commercial and military trucks
5.38%	Illumina Inc. (ILMN) Develops tools for the large-scale analysis of genetic variation and function
5.06%	GameStop Corp. (GME) Operates specialty electronic game and PC entertainment software stores throughout the U.S., Puerto Rico and Guam
4.93%	Shire PLC - ADR (SHPGF) Specializes in marketing, licensing and the development of prescription medicines
4.73%	NVIDIA Corp. (NVDA) Designs, develops and market three dimensional (3D) graphics processors and related software
4.34%	DaVita Inc. (DVA) Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
3.99%	Cbeyond Inc. (CBEY) Offers telecommunications services to small businesses
3.97%	AirTran Holdings Inc. (AAI) Operates a scheduled airline serving short haul markets primarily in the eastern United States
3.96%	BE Aerospace Inc. (BEAV) Manufactures interior products for commercial and general aviation aircraft cabins
3.94%	Silicon Laboratories (SLAB) Designs and develops analog-intensive, mixed-signal integrated circuits for the wireless, wireline and optical communications industries
Percent of Net Assets in Top Ten Holdings: 45.80%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

During a period of strong global equity markets, the Westcore International Frontier Fund performed in line with the MSCI EAFE Small Cap Index. For the six months ended June 30, 2007, the Fund was up 11.61% and the Index was up 11.63%. These results lagged those of the Fund’s peer group, the Lipper International Small Cap Index, which was up 14.85%. Although the Fund experienced a performance setback in late February due to concern regarding a meltdown in the sub-prime lending market, both faster-than-expected earnings growth and continued strength in merger and acquisition activity boosted global equity share prices.

The Fund remained diversified among sectors and countries, with investments in 14 major economic sectors and 13 countries (as of June 30, 2007). Our goal to find highly cash-generative market leaders trading at a discount to intrinsic value led us to sell more names than we acquired during the period, as many of our holdings reached their target prices. The result as of June 30 was a portfolio of 61 stocks with broad geographic and industrial exposure.

By sector, our largest exposure was to commercial services, where we were substantially overweight versus the index. Our performance was positive for the period but below the benchmark return, and because we were overweight, this led to a negative relative effect. This was offset by our finance holdings, where, despite being underweight, our performance far outpaced that of the index.

By country, our biggest disappointment came from Japan, where we were generally in line with the index in terms of allocation but fell short on performance. In general, Japan underperformed most developed markets, as local investors fled to higher-returning investment vehicles and institutional investors turned to markets with stronger earnings growth and more merger and acquisition activity. One market where those criteria exist is Australia. In this country, although we held a comparable weighting to the index, our stock selection exceeded that of the index by 50%, making Australia the largest positive contributor to the Fund.

The majority of fund holdings sold in the first half were sold due to valuation. In this period of appreciating markets, many of our holdings reached our targets, so we moved on. One exception was London-based Accident Exchange Group Plc, where deteriorating fundamentals rather than valuation convinced us to liquidate our shares. Accident Exchange offers rental cars to motorists who are involved in accidents but not

28	Semi-Annual Report June 30, 2007

at fault. In the spring, management blamed a profit warning on fewer cars being rented due to good weather and fewer accidents. We felt the explanation was incomplete, as a longer-term issue facing the company is insurance companies’ fight to lower the reimbursement for rental cars. This, along with a statement from management that it was reviewing its current financing structure, led us to liquidate the entire position.

Other stocks that detracted from performance were mainly domiciled in Japan. Two of our real estate-related positions -- Kenedix Inc. and Nihon Eslead Corp. -- were at the bottom of the performance pack for the Fund. Unlike Accident Exchange, however, we attribute the underperformance of these shares to investors’ short-term view of real estate markets in Japan rather than a deterioration of company fundamentals.

On a positive front, we generated solid performance from fast-growing companies such as London Capital Group Holdings plc, KS Energy Services Ltd. and Domino’s Pizza UK. UK-based London Capital Group offers financial spread betting, which essentially enables investment professionals and retail clients an opportunity to speculate on price movement among stocks, bonds, indices, commodities or currencies without having to go to the respective exchanges. Recently, in a brief trading statement, management announced that first-half profits would come in 50% ahead of its previous guidance on the back of rapid account openings for spread betting and high market volatility. During the second quarter, new accounts opened at a rate double that of the fourth quarter of last year. Meanwhile, KS Energy, which is domiciled in Singapore, has transformed itself from an oil and gas equipment distribution company to an operator of rigs working directly with oil companies. KS Energy has generated more than 70% growth in profits over the past five years and we believe it is poised to continue growing rapidly for the next five. We added Domino’s Pizza UK to the portfolio in the first quarter. Domino’s is the dominant pizza delivery company in the UK and Ireland and has significantly expanded its store network while delivering same-store-sales growth of more than 8% (on average) over the last five years. We attribute this growth to a strong market position, tremendous management team and the relatively immature state of the market. Through its franchise model, increasing size has brought tremendous scale effects and we believe this should continue in the future.

The Fund holdings share common traits, as we look long and hard to find businesses with track records of execution combined with predictable growth going forward. We want companies that generate strong returns, high levels of free cash flow and have management teams in place that rationally allocate capital and speak honestly about their businesses. We will focus on market leaders in their respective industries that have built strong competitive advantages that we believe have the potential to get even stronger over the next 3-5 years. And, of course, we want to purchase these companies at a significant discount to their intrinsic values. We are optimistic given the solid fundamentals and earnings growth exhibited by our portfolio holdings.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund (continued)

Country Breakdown as of June 30, 2007
Country	Market Value	%	Country	Market Value	%

Australia	$3,765,845	8.39%	Italy	2,628,473	5.86%
Austria	1,072,285	2.39%	Japan	11,335,234	25.26%
Belgium	450,583	1.00%	Norway	1,320,800	2.94%
France	984,963	2.20%	Singapore	3,601,808	8.03%
Germany	3,198,087	7.13%	United Kingdom	10,252,835	22.85%
Greece	1,656,339	3.69%	Cash Equivalents
Hong Kong	1,454,118	3.24%	and Net Other Assets	2,982,739	6.65%
Ireland	166,212	0.37%	Net Assets	$44,870,321	100.00%

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Annual Total Return information on pages 4 and 5.

30	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007
3.05%	SAI Global (Australia) Publishes, distributes and provides training and consulting services to conform to Australian and International Standards (technical/business standards and codes of practice)
2.96%	Esprinet (Italy) Distributes hardware and software for computers, networks and related information technology systems throughout Italy
2.94%	ProSafe (Norway) A provider of specialized oil services for production activity off the coast of Norway
2.86%	Savills (United Kingdom) Provides consulting services and advice in matters related to commercial, agricultural and residential property to customers of the United Kingdom
2.78%	Mears Group (United Kingdom) Provides capital improvements, repair and maintenance for the United Kingdom social housing market
2.61%	Domino’s Pizza UK (United Kingdom) Domino’s Pizza UK holds the exclusive master franchise to own, operate, and franchise Domino’s Pizza stores in the United Kingdom and Ireland
2.40%	KS Energy Services Ltd. (Singapore) Sources and distributes oil and gas equipment, general hardware hydraulic equipment, instrumentation, and spares and parts
2.37%	IG Group (United Kingdom) Offers betting on financial markets, sporting, entertainment and political events
2.35%	Diploma (United Kingdom) Distributes specialized products and services for technical applications, the repair and maintenance of mobile machinery and to research, development and diagnostic laboratories
2.23%	CTS Eventim (Germany) Acts as a promoter for the live entertainment business in Germany and other European countries
Percent of Net Assets in Top Ten Holdings: 26.55%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

For the six-month period ended June 30, 2007, the Westcore Blue Chip Fund gained 6.55% compared to 6.96% for its benchmark the S&P 500 Index and 7.33% for its peer group the Lipper Large-Cap Core Index. After a difficult first quarter during which market fallout from the sub-prime issues negatively impacted the Westcore Blue Chip Fund, the Fund delivered a strong second-quarter performance, allowing it to regain much of the lost ground.

The Fund maintained its strategy of investing in companies we believe have attractive fundamentals for growth and improving returns on capital, where the value of the free cash flows generated by the business is not currently recognized by the market. We continued to employ fundamental research with a combination of quantitative screening and fundamental valuation tools to identify companies we believe have improved chances of outperforming their peers.

The Fund’s first-quarter weakness was driven entirely by the direct and indirect effects of the ‘sub-prime’ fallout among financial stocks. While our interest rate-sensitive holdings performed in-line during the second quarter, they remained the largest detractor from the Fund’s performance for the six-month period. Specifically, our holdings in Countrywide Financial Corp., one of the largest national mortgage lenders, and Washington Mutual Inc., a large, national thrift, have some sub-prime exposure, which threatened to cause near-term disruption to their otherwise strong free cash flow and outlooks. Freddie Mac, a government sponsored housing enterprise that purchases mortgages and related securities, pools them and sells them as mortgage-backed securities to investors in the open market, has relatively modest sub-prime exposure; nonetheless, our holdings declined on concerns of broader effects on housing. We are beginning to see signs that the sub-prime ‘disruption’ may result in more rational lending practices and in better pricing of credit risk, which should result in an improved outlook for Freddie Mac over the next 12 months. In addition, our holdings in investment banks Morgan Stanley and Merrill Lynch & Co. Inc. showed weakness on concerns of profitability disruptions from difficult mortgage trading. These concerns proved overstated, and both companies continued to report strong cash flow growth in the second quarter.

32	Semi-Annual Report June 30, 2007

Relative to the S&P 500 index, the Fund held an overweight position in the interest rate-sensitive group during the period. We believe these companies have very attractive absolute valuations, coupled with dividend yields above 2.5% and defensive characteristics for the portfolio in certain market environments. We remain confident that the sub-prime issues are contained and will not materially disrupt some otherwise positive financial market characteristics.

During the period, energy was the strongest performing sector in both the market and the Fund. Exceptional Fund holdings in this group included Transocean Inc. (a leading offshore drill rig company), which surged 31% during the period. Concerns about oil supplies continued to lead to strong rates on multi-year contracts for drill rig usage. Our investment thesis for Transocean was based in part on our belief that these strong levels of drilling activity and rates will persist further into the future, an opportunity we believe the market is just beginning to recognize. Marathon Oil Corp. (integrated exploration, production and refining) gained more than 30%. Marathon benefited from strong refining spreads in the first half. We continue to see value as the growing cash flows from the company’s exploration and production portfolio become more evident.

Following up on themes we have discussed in recent communications, both the communications and technology sectors outperformed the overall market for the six-month period. In both sectors, our stock selection added value. Our positions in Nokia Corp., a wireless equipment provider, and VeriSign Inc., an Internet security software company, were both portfolio leaders. Nokia continued to take market share in the global handset market, and is doing so at better-than-expected profitability levels. VeriSign had experienced some management turmoil surrounding the handling of stock options and related financial reporting. With these issues resolved, the focus returned to VeriSign’s core business, which renewed its major contract on better terms than expected and where underlying growth remains strong. We expect the new management team to be more focused on the core business (and less on acquisitions), which we believe will drive further value creation for shareholders. As a specific example, the company’s board of directors has authorized a $1 billion stock buyback as a vote of confidence in future cash flows and the value of the company.

1-800-392-CORE (2673) ■ www.westcore.com	33

Westcore Blue Chip Fund (continued)

Looking ahead, we remain positive on the future of large-cap stocks in general and the Westcore Blue Chip Fund in particular. Our optimism is based on the depth of opportunity we see in ‘blue chip’ companies with good growth and return improvement potential. Many of these companies are selling at what we believe are significant discounts to the intrinsic value of the free cash flows they generate and relatively attractive valuations versus smaller stocks.

In closing, we thank you for the trust exhibited by your investment in the Fund, and remain positive as the year progresses.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Large-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

34	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007
3.76%	Teva Pharmaceutical Industries Ltd. (TEVA) Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
3.65%	Abbott Laboratories (ABT) Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
2.89%	Cisco Systems Inc. (CSCO) Supplies data networking products to the corporate enterprise and public wide area service provider markets
2.84%	International Business Machines Corp. (IBM) Provides computer solutions including systems, software, services and financing globally
2.77%	Bunge Ltd. (BG) An integrated global agribusiness and food company spanning the farm-
to-consumer food chain
2.71%	Medtronic Inc. (MDT) Provides device-based therapies that restore health, extend life and alleviate pain
2.61%	Citigroup Inc. (C) A diversified financial services holding company that provides a broad range of financial services
2.60%	Zimmer Holdings Inc. (ZMH) Designs, develops, manufactures and markets orthopedic reconstructive implants and fracture management products
2.56%	American International Industries Inc. (AMIN) A holding company with holdings in industry, finance, oil and gas and real estate
2.54%	Transocean Inc. (RIG) An offshore drilling contractor located throughout the world’s major oil and gas drilling regions
Percent of Net Assets in Top Ten Holdings: 28.93%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Mid-Cap Value Fund

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

Reaching the halfway point of 2007, we are pleased to report the Westcore Mid-Cap Value Fund provided strong absolute returns for our investors. For the six months ended June 30, 2007, the Fund produced a return of 10.25%, outperforming its benchmark, the Russell Mid-Cap Value Index, which returned 8.69%. Nonetheless, this double-digit return was somewhat below our peer group, the Lipper Mid-Cap Value Index, which returned 11.34%.

Over the past six-months, we have remained steadfast in our convictions regarding the economy and the markets. It has been our belief that the economy would transition into a slower growth phase, and that the environment would be positive for stock market returns. Market volatility has increased recently with concerns about how loan defaults, tied to sub-prime lending, may be affecting home inventories and even the continued viability of some hedge funds. Nonetheless, the domestic and global markets continue to be resilient, as evidenced by strong first-half returns. Solid job creation, stable short-term interest rates and broad global growth lead us to believe that mid-cap stocks will continue to be an attractive investment opportunity in the second half of 2007 and beyond.

      The three largest contributors to the Fund’s performance during the period were the communications, interest rate-sensitive and capital goods sectors. The strong performance in communications was led by our position in CommScope Inc., a provider of infrastructure solutions for communications networks worldwide. CommScope raised its earnings guidance as demand for bandwidth from customers drove revenues and cash flows above expectations. Within capital goods, General Cable Corp. was a strong contributor to performance. As a manufacturer of copper, aluminum, and fiber optic wire and cable products, General Cable benefited from better-than-expected demand for wire and cable products, which led to raised expectations for revenues, margins and cash flows. We believe the prospects for General Cable remain bright as the company is positioned

36	Semi-Annual Report June 30, 2007

to be a key contributor in the much-needed upgrade to the national power grid. Our outperformance in the interest rate-sensitive area was due in part to our position in Affiliated Managers Group Inc., operator of an asset management company. The strong upward direction of the stock and bond markets through the second quarter increased asset values, and revenues and cash flows have subsequently increased.

Three sectors that detracted the most from the Fund’s performance during the period were basic materials, utilities and transportation. Packaging company Pactiv Corp. had the greatest negative impact on our basic materials performance. A slowdown in food service volumes, primarily from weak casual dining trends, coupled with increased competition in the consumer trash bag segment, adversely affected cash flows. As an offset to these near-term pressures, Pactiv is continuing its Lean program to reduce costs and it is also focusing on driving more new product development. The utility sector in general suffered as interest rates rose in recent months. The fact that the portfolio is underweight the index in utilities only partially offset disappointing stock performance. In fact, four of the 10 weakest-performing stocks this period were utilities. NiSource Inc., a Midwest/northeast utility, was our largest underperformer. NiSource disappointed investors by announcing it would not entertain the sale of the company. Our thesis, however, is not predicated on a sale of the company, and we continue to believe the valuation is attractive. Within the transportation sector, our biggest disappointment has been American Commercial Lines Inc. Volatile grain spot rates and volumes have negatively impacted ACLI, an inland barge operator and manufacturer. We remain positive on the company due to the strong supply/demand fundamentals in the industry, increased focus on the higher-margin liquid barge market and early indications of a strong grain harvest this fall.

1-800-392-CORE (2673) ■ www.westcore.com	37

Westcore Mid-Cap Value Fund (continued)

In summary, we believe the portfolio is well positioned for the second half of 2007 and beyond. We continue to focus on companies that are generating free cash flow and using that cash flow for the benefit of its shareholders. We will continue to work hard towards our goal of rewarding the Fund’s investors for their confidence.

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

38	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007
3.46%	Cephalon Inc. (CEPH) Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer
3.26%	Crown Holdings Inc. (CCK) Manufactures packaging products for household and consumer goods
3.18%	Invesco PLC (IVZ) An independent investment management group specializing in investment management services, covering equities, fixed income and real estate properties
3.04%	CommScope Inc. (CTV) Designs, manufactures and markets coaxial cables and other high-
performance electronic and fiber optic cable products primarily for communication applications
2.96%	Affiliated Managers Group Inc. (AMG) An asset management holding company that acquires majority interests in mid-sized investment management firms
2.57%	CenterPoint Energy Inc. (CNP) Provides energy services to customers in mid-western states
2.46%	Bunge Ltd. (BG) An integrated global agribusiness and food company spanning the farm-
to-consumer food chain
2.35%	NiSource Inc. (NI) A holding company whose operating companies engage in all phases of the natural gas business
2.34%	Tyson Foods Inc. (TSN) Provides value-added beef, chicken and pork products through its production facilities located across the United States
2.29%	DPL Inc. (DPL) A holding company whose principal subsidiary is The Dayton Power and
Light Company which sells electricity in west central Ohio
Percent of Net Assets in Top Ten Holdings: 27.91%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

At the mid-year point, we are pleased to report the Westcore Small-Cap Opportunity Fund has produced strong absolute and relative performance. For the six months ended June 30, 2007, the Fund posted a 15.79% gain, outpacing the Russell 2000 Index, which produced a 6.45% return. Our results also compare favorably to the Fund’s peer group, the Lipper Small-Cap Core Index, which returned 9.54%.

Over the past six months, we have remained steadfast in our convictions regarding the economy and the markets. It has been our belief that the economy would transition into a slower growth phase, and that the environment would be positive for stock market returns. Market volatility has increased recently with concerns about how loan defaults, tied to sub-prime lending, may be affecting home inventories and even the continued viability of some hedge funds. Nonetheless, the domestic and global markets continue to be resilient, as evidenced by strong first-half returns. Solid job creation, stable short-term interest rates and broad global growth lead us to believe that small-cap stocks will continue to be an attractive investment opportunity in the second half of 2007 and beyond.

Key sector contributors to the Fund during the period were communications, capital goods and medical/healthcare. The top performer within communications was Novatel Wireless Inc., a provider of wireless broadband access solutions for the mobile communications market worldwide. The driver behind Novatel’s recent success has been much stronger-than-expected demand by U.S. wireless carriers for Novatel’s stand-alone USB modems, as well as its fixed-wireless Ovation product line. This increase in sales has caused the market to upwardly revise its expectations for Novatel’s cash flows. Novatel has seen strength from U.S. carriers for these products in 2007, and has just started to see increased demand from European carriers such as Vodafone, where the subscriber base is five times larger than in the U.S. General Cable Corp., a manufacturer of

40	Semi-Annual Report June 30, 2007

wire and cable products, was once again a stellar performer for the Fund. Demand for wire and cable products continued to be strong, and we believe the long-term outlook remains promising. Among the Fund’s medical/healthcare holdings, Molecular Devices Corp. was the largest contributor to performance. This maker of laboratory instrumentation for biotechnology, pharmaceutical, and academic research laboratories was acquired by MDS, Inc., generating an outstanding return for the portfolio.

Three sectors that lagged during the period were commercial services, consumer cyclicals and basic materials. A particularly weak performer within commercial services was Source Interlink Cos. Inc., a supply-chain manager to nationwide retailers for magazine and home entertainment products. Despite disappointing results, we believe the company is making progress in cost rationalization and showing signs of a sales shift to more profitable products. The Fund’s underperformance in consumer cyclicals was partially due to our early entry into the home building sector through our investment in Meritage Homes Corp., a builder of single-family homes in the southern and western United States. Clearly we were early, as home sales have yet to bottom. We believe that as home sales normalize, Meritage will be a positive contributor to the portfolio. Our slight underperformance in basic materials was due to a combination of our relative underweight position in the sector, and to lackluster relative stock performance.

Looking ahead, we remain confident in our portfolio through the balance of the year and beyond. Through in-depth research, we continue to identify new attractive ideas within the small-cap sector. As always, we thank you for the confidence you’ve placed in us through your investment in the Fund.

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund (continued)

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

42	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007
3.25%	Novatel Wireless Inc. (NVTL) Provides wireless data communications access solutions
3.18%	Epicor Software Corp. (EPIC) Designs, develops, markets and supports enterprise software solutions integrating back office applications with front office applications for sales, marketing and customer support
2.79%	Kendle International Inc. (KNDL) Provides a broad range of Phase I through Phase IV clinical research and drug development services to pharmaceutical and biotechnology industries
2.66%	CommScope Inc. (CTV) Designs, manufactures and markets coaxial cables and other high-
performance electronic and fiber optic cable products primarily for communication applications
2.60%	K-V Pharmaceutical Co. Class A (KVa) Researches, develops, manufactures and markets controlled-release and tastemasked forms of drug products using proprietary drug delivery and tastemasking technologies
2.47%	General Cable Corp. (BGC) Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
2.46%	Belden CDT Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and date networking markets
2.36%	Quanta Services Inc. (PWR) Provides specialized contracting services to electric utilities, telecommunications and cable television operators and governmental entities
2.33%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California
2.24%	Columbus McKinnon Corp. (CMCO) Designs, manufactures and distributes a variety of material handling, lifting and positioning products used in various markets including construction, transportation and medical markets
Percent of Net Assets in Top Ten Holdings: 26.34%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

We are pleased to report that the Westcore Small Cap Value Fund outperformed its benchmark, the Russell 2000 Value Index, during the first half of the year. The Fund delivered a return of 8.83% for the six months ended June 30, 2007. This compares to the 3.81% return posted by the Index. Our results also stack up well against our small-cap value peers. The Lipper Small-Cap Value Index produced a six-month return of 8.60%.

Over the past six-months, we remained steadfast in our convictions regarding the economy and the markets. It has been our belief that the economy would transition into a slower growth phase, and that the environment would be positive for stock market returns. Market volatility has increased recently with concerns about how loan defaults, tied to sub-prime lending, may be affecting home inventories and even the continued viability of some hedge funds. Nonetheless, the domestic and global markets continue to be resilient as evidenced by strong first-half returns. Solid job creation, stable short-term interest rates and broad global growth lead us to believe that small-cap stocks will continue to be an attractive investment opportunity in the second half of 2007 and beyond.

     Key sector contributors during the period were transportation, communications and REITs. The transportation sector benefited from holdings in ocean transportation company Diana Shipping Inc., transportation services company Tsakos Energy Navigation Ltd. and seaborne transportation company OMI Corp. Day rates for both wet and dry tankers have benefited from favorable supply and demand factors, leading to rising expectations for free cash flow going forward. Within the communications group, Belden CDT Inc., a maker of wire and cable products, had a strong first half of the year as a result of robust demand for the company’s products. In addition, the company announced several capital allocation decisions that we believe will create value for shareholders. The leading contributor in the interest rate-sensitive sector was Equity Inns Inc., a REIT

44	Semi-Annual Report June 30, 2007

that invests in mid-scale hotel properties. This company announced that it was being acquired by Whitehall Street Global Real Estate LP late in the second quarter. Our minimal exposure to the sub-prime lending market also contributed to our positive relative performance.

The three sectors that lagged the most in the first half of 2007 were capital goods, technology and basic materials. Diversified machinery company Sauer-Danfoss Inc. underperformed due to soft revenue trends in the Americas region and an unanticipated charge for the disposition of its DC Motor business. We expect the Americas region to show improvement through the balance of the year, adding to already-strong results from Europe. The disposition of DC Motor was in line with Sauer-Danfoss’ ongoing restructuring efforts and we believe this should result in higher overall margins and returns going forward. The largest contributor to our underperformance in technology was Blackbaud Inc., a provider of software and related services for non-profit organizations. The company announced that operating margins would be down slightly over the next 3-4 quarters as it invests in three new products that show significant promise. Given that Blackbaud has one of the highest operating margins in the industry and a history of strong returns-on-invested-capital, we believe the growth from new products will create meaningful value for shareholders. Although there were no significant underperformers within the basic materials sector, our underweighted position versus the index, coupled with lackluster stock performance, led to the underperformance of this sector in the first half of the year.

We believe our portfolio is well positioned for the second half of the year and beyond as we continue to find attractive new ideas. We thank you for your continued confidence.

1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Small-Cap Value Fund (continued)

Russell 2000 Value Index is the Fund’s benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 4 and 5.

46	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007
4.55%	Belden CDT Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and date networking markets
2.84%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California
2.64%	Lincoln Electric Holdings Inc. (LECO) Designs and manufactures welding and cutting products
2.46%	Ennis Inc. (EBF) Manufacturer of printed business products including business forms, checks, commercial printing, promotional products, office supplies, etc.
2.42%	Movado Group Inc. (MOV) Designs, manufactures, retails and distributes watches as well as jewelry, tabletop and accessory products
2.38%	Gulf Island Fabrication Inc. (GIFI) Makes offshore drilling and production platforms and other specialized structures used in the development and production of offshore oil and gas reserves
2.37%	Platinum Underwriters Holdings Ltd. (PTP) A holding company that provides property and casualty reinsurance coverage to insurers and select reinsurers on a worldwide basis
2.35%	Blackbaud Inc. (BLKB) Provides software and related services designed specifically for non-profit organizations
2.27%	Sauer Danfoss Inc. (SHS) Designs, manufactures and sells hydraulic systems and components for use primarily in applications of off-highway mobile equipment
2.04%	First Community Bancorp Inc. (FCBP) A holding company for full-service commercial banks that serve banking markets in southern California
Percent of Net Assets in Top Ten Holdings: 26.32%
Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

Before providing you with specifics regarding the Fund’s performance during the period, we’d like to reiterate our investment philosophy. We believe the most important aspect of the total return of our investors’ portfolio is to maximize income yield while maintaining safety of principal. We do not attempt to capture capital gains through rapid trading. In our opinion, the best way to reach our investment objective is through a diversified portfolio of high-yield debt, investment grade corporate bonds, preferred stocks, and income-generating equities. Our goal is to achieve a higher, long-term, risk-adjusted return than either a high-quality or a pure high-yield debt fund can produce.

Turning to performance, our results since our last report remained strong. The Fund’s return for the six months ended June 30, 2007, was 3.45% This exceeded our benchmark, the Lehman Ba-Rated High Yield Index, which gained 1.21% during the period. It also outpaced our peer group, the Lipper High Current Yield Bond Index, which posted a 3.31% return. Longer-term performance also remained solid. As of June 30, 2007, our three-year gain of 9.07% remained ahead of the three-year returns of both the Lehman Ba-Rated High Yield Index and the Lipper High Current Yield Bond Index, which gained 7.54% and 8. 46%, respectively.

We are pleased that most areas of the portfolio continued to perform well (and our cash equivalents position finally helped us in June – more on that later). We received a great boost from the restructuring of supermarket chain Winn-Dixie, which emerged from Chapter 11 in November of 2006. We purchased Winn-Dixie bonds as a distressed investment starting in early 2004 and have more than doubled the value of our investment in the company. Some areas of the portfolio have lagged this year, including select equity positions. In particular, REIT equities have been negatively impacted by market concerns over real estate valuations. We have not

48	Semi-Annual Report June 30, 2007

sold any of these holdings, and we are confident about the long-term prospects of these investments.

Later this summer, contract negotiations between the Detroit 3 (Chrysler, GM and Ford) and the UAW will get underway. We expect many important decisions to be made (good or bad) regarding the future of the American auto industry. We are monitoring the situation closely and have been encouraged by the early signals sent by the UAW.

The Fund’s longer-term investors know that we have been concerned about the U.S. housing market and its impact on the health of the U.S. consumer for the past few years. The “meltdown” of the subprime lending market in the first half of this year added to our worries. We continue to carefully watch the strength of the consumer to see how far and wide the damage caused by easy lending might become. Our opinion may change, but for now we do not see a wholesale collapse of the broad U.S. economy.

When we last wrote, we mentioned that we had increased our cash equivalents position to a higher-than-normal 10%-15% as a “hedge” against weakening credit. Over the past two years, we believe the markets have been priced as if credit risk no longer existed. While the high-yield market performed well for the first five months of the year, in June we did start to see the market begin to price credit risk more rationally. We do not feel that this is a compelling buying opportunity yet — but that can change quickly! In the meantime, we have maintained a higher cash equivalents balance to provide us with “dry powder” when we feel it is an opportune time to reenter the market. We are currently acting on select opportunities as they appear and are excited about prospects should the markets re-price as we expect.

In our experiences we have seen many “investors” in high-yield attempt to time the market, however the problem is that far too often they tend to leave the market at the absolute worst time and reenter after the market has largely recovered. We strongly feel that the “high-yield” sector of the market is a long-term investment, and we invest your capital accordingly. Our approach always has been to focus on those companies that we believe have a competitive advantage and strong assets that can ride through any short-term storm in the financial markets.

1-800-392-CORE (2673) ■ www.westcore.com	49

Westcore Flexible Income Fund (continued)

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/06 to reflect the change in the Fund’s investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Services, Standard & Poor’s Corporation or Fitch Investor’s Service, in order. Long-term indices include bonds with maturities of ten years or longer. Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected Lipper High Current Yield Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

50	Semi-Annual Report June 30, 2007

Top 10 Corporate Credit Exposure as of June 30, 2007		Top 10 Sectors as of June 30, 2007
5.69%	General Motors Acceptance Corp.	13.95%	Autos
3.90%	Ford Motor Co.	13.38%	Leisure
2.78%	MGM Mirage Inc.	8.70%	Energy (Non-Utilities)
2.49%	Leucadia National Corp.	7.91%	Other Industrials
2.01%	Wynn Resorts LLC	5.68%	Financial Services
1.84%	Qwest Communications	4.81%	REITs-Diversified
1.53%	iStar Financial Inc.	4.67%	Collateralized Debt Obligations
1.53%	Caesars Entertainment Inc.	2.73%	REITs-Regional Malls
1.52%	Winn Dixie	2.46%	REITs-Healthcare
1.52%	Aramark	2.30%	Healthcare
Percent of Net Assets in Top Ten Corporate		Percent of Net Assets in Top Ten
Credit Exposure: 24.81%		Sectors: 66.59%
Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

For the six-month period ended June 30, 2007, the Westcore Plus Bond Fund gained 1.10%. This compares to the 0.98% return posted by our benchmark, the Lehman Brothers Aggregate Bond Index, and the 0.71% return delivered by our peer group, the Lipper Intermediate Investment Grade Index. During what was a difficult period for the bond market, we are pleased that the Fund modestly outperformed its benchmark and peers. We will continue to pursue our goal of achieving a higher, long-term, risk-adjusted return than a typical intermediate investment-grade bond fund.

During the period, the Fund maintained an overweight position in securities that generate incremental income, such as corporate, mortgage-backed and asset-backed bonds. We believe that, over the longer term, this income will be a more stable generator of incremental total return and outperformance. However, we have continued to decrease risk in the portfolio by emphasizing higher-quality securities such as higher-rated corporate bonds, U.S. government sponsored agency guaranteed mortgage backed securities, U.S. Treasury securities, money market instruments, and cash.

Our bias to increase the quality of the portfolio resulted from our expectation that the sub-prime residential mortgage market in the U.S. would experience a correction. This bias also stemmed from the relatively narrow incremental yield-to-maturity offered by lower-rated corporate bonds compared to historic relative yield margins over U.S. Treasury securities. Because we anticipated the correction in the sub-prime residential mortgage market, we avoided securities with exposure to that segment of the economy. The mortgage-backed securities we hold are highly rated and, for the most part, guaranteed by U.S. government sponsored agencies. We target the higher-quality sector of the mortgage-backed securities market for purposes of income quality and liquidity.

It was clear to us that easy access to financing, weakening underwriting standards and a lack of discipline on the part of industry participants was creating an unsustainable situation. Also, our knowledge that prices in this segment were being supported by the use of leverage in the “hedge fund” community suggested to us that the correction would be significant and likely play out over several quarters. Near the end of the period, headlines

52	Semi-Annual Report June 30, 2007

reported the closing of large and notable players in that community. We believe it will be late in the year before the market sees the full impact of the reversal of that cycle.

In corporate bonds, we continued to find attractive opportunities in the energy, raw materials and utility sectors. We discovered these opportunities against a backdrop of generally widening incremental yields over U.S. Treasuries. This widening negatively impacted overall Fund performance. However, our efforts to increase quality mitigated the effect and helped the Fund outperform its benchmark and the Fund’s peer group for the first half of the year, as highlighted above.

Although rising interest rates resulting from inflation concerns were a negative impact on overall Fund performance, we maintained an exposure to interest rate changes similar to that of our benchmark. In turn, this exposure limited any differential return.

Meanwhile, our increased holdings in cash and money market instruments were positive relative contributors compared to the portfolio as a whole, as the Federal Reserve has left the target Fed Funds Rate at 5.25% while longer-term interest rates rose and incremental yield spreads on non-U.S. Treasury securities increased. As those longer rates and yield spreads rise, the price of longer-term bonds decreases, resulting in a negative impact on overall performance. The decrease in price reduces the income yield provided by the bonds in computing the total return for that period. Conversely, cash and money market instruments are short term and do not experience that price decline, thus they return their periodic yield-to-maturity.

We expect to reduce the Fund’s cash and money market holdings when we see signs of either a decrease in long-term interest rates or of a decrease or stability in incremental yield spreads of non-U.S. Treasury securities.

As long as the Federal Reserve and the market are reconciling the threat of higher inflation against the threat of an economic slowdown precipitated by the correction in the sub-prime residential housing market, it seems unlikely that interest rates will move significantly higher.

Leveraged buyouts (LBOs) continue to be a significant influence on corporate bonds, as announced deals continue at a rapid pace, and the deals become larger and larger. Most recently, Hilton Hotels was added to the list of companies being taken private. However, our emphasis on bonds issued by entities with specific assets or protective bondholder covenants such as REITs, MLPs and regulated utilities has served the Fund well in limiting the impact of LBOs that increase a company’s debt leverage.

1-800-392-CORE (2673) ■ www.westcore.com	53

Westcore Plus Bond Fund

We believe it is not fully clear how far the correction in the sub-prime residential mortgage market will reach into other segments of the U.S. housing market and impact the economy as a whole. Additionally, the abundance in leverage being used throughout the markets for corporate debt is something we are very mindful of, given the potential impact on corporate bond prices. As a result, our near-term theme is to stay invested in the market while having a higher-quality bias in the portfolio.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

54	Semi-Annual Report June 30, 2007

		Top 10 Sectors as of June 30, 2007
Top 10 Corporate Credit Exposure		26.20%	Agency Mortgage-Backed
as of June 30, 2007			Securities
1.44%	Simon Property Group	10.94%	U.S. Government &
1.20%	Nevada Power		Agency Obligations
1.12%	TXU	6.28%	Energy (Non-Utilities)
1.06%	Leucadia National Corp.	6.13%	Financial Services
1.04%	Tennessee Gas Pipeline	5.45%	Utilities
0.97%	Forest Oil	4.39%	Other Industrials
0.95%	Ford Motor Co.	4.20%	Asset-Backed Securities
0.95%	Coventry Health	3.41%	Autos
0.95%	Eli Lilly	2.74%	Leisure
0.94%	Diageo	2.33%	REITs-Shopping Centers
Percent of Net Assets in Top Ten Corporate		Percent of Net Assets in Top Ten
Credit Exposure: 10.62%		Sectors: 72.07%
Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

The Federal Reserve’s determination to maintain a Federal Funds rate of 5.25% has been in place for precisely one year. Investor sentiment has been one of disappointment, as it was commonly perceived the Fed would have acted to reduce the overnight borrowing rate. Quite the contrary. Liquidity is plentiful, as exhibited by leveraged buyout activity, real interest rates remain low and a sustained moderation in inflation has yet to be demonstrated. Consequently, the term structure of interest rates has risen over the past six months, causing bond prices to decline. This is evidenced by the average yield of the Municipal 20 Bond Buyer Index, a gauge of “AAA” rated, 20-year tax-exempt general obligation bonds, which rose from 4.17% on December 31, 2006, to 4.60% by June 30, 2007.

For the six months ended June 30, 2007, the Westcore Colorado Tax-Exempt Fund returned a sparse 0.11% after fund expenses. This compares to 0.00% for the Lehman 10-year Municipal Bond Index and a 0.24% return for the Fund’s peer group, the Lipper Intermediate Municipal Debt Index. By way of single state comparison, Lehman Brothers Colorado-only index of 730 issues registered a six-month return of only 0.03%, suggesting Colorado-specific securities were in line with Lehman’s broader national municipal index of securities. The Fund’s slightly better return can be attributed to the approximate 9.0% weighting it held for much of the period in short-term variable rate floating rate securities and cash equivalents.

In an attempt to opportunistically enhance the Fund’s overall yield, we took advantage of the rising interest rate environment by purchasing some longer maturity “BBB” rated and non-rated Colorado securities. Specifically, we utilized proceeds from issues that had been called to purchase a non-rated revenue bond issued by Park Meadows Business Improvement District. This particular security carries a 5.00% coupon due on 12/01/2017 and was purchased at 100.00 to yield 5.00%. For a Colorado resident in the 35% marginal Federal tax bracket, the taxable

56	Semi-Annual Report June 30, 2007

equivalent yield is 7.69%. The issue is non-callable, but has a sinking fund provision beginning in 2010, giving the security an average effective life of 9/01/2014. The issue is not subject to the alternative minimum tax. Another example of a recent purchase includes “BBB” rated Colorado Health Facilities Yampa Valley Medical Center Project 5.00% due 9/15/2022, purchased to yield 5.11% or a taxable equivalent yield of 7.86% for an individual in the 35% marginal Federal tax bracket. This security is callable at 100.00 on 9/15/2017 and is not subject to the alternative minimum tax. In both cases, our research supports our conviction that liquidity and debt-coverage ratios are sufficiently stable to support an investment-grade rating.

Our strategy is a continuation of finding Colorado securities yielding 5% or greater of investment grade quality. While the percentage of securities rated BBB has grown to approximately 11%, the overall average weighted quality of the Fund is AA.

Looking ahead, a matter of particular importance to municipal bond investors will be a decision within the next six to nine months by the Federal Supreme Court. This highest court will be hearing a case in which the State of Kentucky’s authority to tax out-of-state municipal bond income will be tested. The outcome of this case will have significant and far-reaching implications for municipal debt investors generally and for Westcore Colorado Tax-Exempt Fund specifically. Should the Supreme Court overturn the Kentucky Court of Appeals decision, the current state tax policies would remain intact. If the Appellate Court ruling is upheld, however, many changes would affect municipal investors. At this juncture, it is difficult to determine how the Supreme Court will ultimately rule. Nonetheless, a decision is expected to be announced before June 2008. In the interim, we will maintain our strategy of seeking to invest in the highest-quality investment-grade bonds the market has to offer.

1-800-392-CORE (2673) ■ www.westcore.com	57

Westcore Colorado Tax-Exempt Fund (continued)

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody’s Investor Services Aaa to Baa, Standard & Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

58	Semi-Annual Report June 30, 2007

Top 10 Holdings as of June 30, 2007
3.47%	Colorado Housing & Finance, Variable Rate, 11/01/2021
2.03%	Arkansas River Power Authority, 5.875%, 10/01/2026
1.85%	Larimer County, Poudre School District R-1, 6.00%, 12/15/2017
1.83%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017
1.83%	Regional Transportation District CO CTFS Partnership, 5.00%, 12/01/2022
1.82%	Denver City & County, 5.00%, 11/15/2018
1.81%	El Paso County School District 12, 5.00%, 09/15/2013
1.81%	Jefferson County School District R-1, 5.00%, 12/15/2024
1.76%	Boulder & Gilpin Counties, Boulder Valley School District Re-2, 5.00%, 12/01/2011
1.76%	Adams 12 Five Star Schools, Zero Coupon, 12/15/2024
Percent of Net Assets in Top Ten Holdings: 19.97%
Top ten holdings do not include any cash or cash equivalent investments and are subject to change.
There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	59

60	Semi-Annual Report June 30, 2007

Westcore MIDCO Growth Fund

	Shares	Market Value

Common Stocks 95.90%
Consumer Discretionary 19.17%
Auto Components 1.10%
ArvinMeritor Inc.	99,700	$2,213,340

Hotels, Restaurants & Leisure 4.44%
International Game
Technology	101,700	4,037,490
Melco PBL
Entertainment Ltd.
- ADR (Hong Kong) **	169,700	2,131,432
Scientific Games Corp. **	80,400	2,809,980
		8,978,902

Media 2.60%
Focus Media Holding
Ltd. - ADR (China) **	55,800	2,817,900
Marvel
Entertainment Inc. **	96,000	2,446,080
		5,263,980

Specialty Retail 8.10%
Abercrombie & Fitch
Co. - Class A	44,800	3,269,504
Aeropostale Inc. **	46,900	1,954,792
Coldwater Creek Inc. **	136,200	3,163,926
GameStop Corp. **	86,300	3,374,330
Ross Stores Inc.	75,400	2,322,320
Tractor Supply Co. **	43,900	2,284,995
		16,369,867

Textiles Apparel & Luxury Goods 2.93%
Coach Inc. **	63,000	2,985,570
Polo Ralph Lauren Corp.	29,900	2,933,489
		5,919,059

Total Consumer Discretionary
(Cost $32,399,884)		38,745,148

Consumer Staples 2.81%
Beverages 1.02%
Constellation
Brands Inc. **	85,100	2,066,228
	Shares	Market Value

Food & Staples Retailing 1.16%
United Natural
Foods Inc. **	87,800	$2,333,724

Food Products 0.63%
Hain Celestial
Group Inc. **	46,900	1,272,866

Total Consumer Staples
(Cost $5,513,607)		5,672,818

Energy 9.40%
Energy Equipment & Services 5.07%
Cameron
International Corp. **	43,300	3,094,651
FMC Technologies Inc. **	19,500	1,544,790
Grant Prideco Inc. **	27,900	1,501,857
Noble Corp.	26,300	2,564,776
Oceaneering
International Inc. **	29,400	1,547,616
		10,253,690

Oil, Gas & Consumable Fuels 4.33%
Denbury Resources Inc. **	79,500	2,981,250
Range Resources Corp.	88,200	3,299,562
Ultra Petroleum Corp. **	44,700	2,469,228
		8,750,040

Total Energy
(Cost $13,598,962)		19,003,730

Financials 11.17%
Capital Markets 6.71%
Eaton Vance Corp.	87,600	3,870,168
Jefferies Group Inc.	87,500	2,360,750
Lazard Ltd. (Bermuda)	67,500	3,039,525
T. Rowe Price Group Inc.	82,700	4,291,303
		13,561,746

Commercial Banks 1.37%
Zions Bancorporation	36,200	2,784,142

1-800-392-CORE (2673) ■ www.westcore.com	61

Westcore MIDCO Growth Fund (continued)

	Shares	Market Value

Insurance 3.09%
Ambac Financial
Group Inc.	39,250	$3,422,207
HCC Insurance
Holdings Inc.	84,450	2,821,475
		6,243,682

Total Financials
(Cost $14,351,142)		22,589,570

Healthcare 16.64%
Biotechnology 3.56%
Cephalon Inc. **	37,300	2,998,547
Human Genome
Sciences Inc. **	154,000	1,373,680
Pharmion Corp. **	62,400	1,806,480
United
Therapeutics Corp. **	16,100	1,026,536
		7,205,243

Healthcare Equipment & Supplies 5.66%
Accuray Inc. **	126,200	2,799,116
ArthroCare Corp. **	68,500	3,007,835
Kyphon Inc. **	60,100	2,893,815
St. Jude Medical Inc. **	65,800	2,730,042
		11,430,808

Healthcare Providers & Services 2.34%
DaVita Inc. **	51,450	2,772,126
Laboratory Corporation
of America **	25,100	1,964,326
		4,736,452

Life Sciences Tools & Services 2.45%
Covance Inc. **	14,800	1,014,688
Illumina Inc. **	97,100	3,941,289
		4,955,977
	Shares	Market Value

Pharmaceuticals 2.63%
Endo Pharmaceuticals
Holdings Inc. **	61,600	$2,108,568
Shire
Pharmaceuticals - ADR
(United Kingdom)	43,200	3,202,416
		5,310,984

Total Healthcare
(Cost $27,099,373)		33,639,464

Industrials 11.55%
Aerospace and Defense 2.44%
BE Aerospace Inc. **	119,400	4,931,220

Airlines 1.90%
Airtran Holdings Inc. **	352,500	3,849,300

Commercial Services & Supplies 1.24%
Monster
Worldwide Inc. **	60,900	2,502,990

Electrical Equipment 1.10%
Rockwell Automation Inc.	32,100	2,229,024

Machinery 4.87%
Dover Corp.	39,300	2,010,195
Oshkosh Truck Corp.	77,700	4,888,884
Pentair Inc.	76,200	2,939,034
		9,838,113

Total Industrials
(Cost $20,281,053)		23,350,647

Information Technology 19.62%
Communications Equipment 2.70%
F5 Networks Inc. **	34,600	2,788,760
Polycom Inc. **	79,500	2,671,200
		5,459,960

Electronic Equipment & Instruments 1.21%
Trimble Navigation Ltd. **	75,700	2,437,540

62	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore MIDCO Growth Fund (continued)

	Shares	Market Value

Internet Software & Services 1.45%
Digital River Inc. **	64,900	$2,936,725

Semiconductors &
Semiconductor Equipment 7.09%
Formfactor Inc. **	54,400	2,083,520
Intersil Corp.	82,100	2,582,866
NVIDIA Corp. **	113,300	4,680,423
Silicon
Laboratories Inc. **	76,600	2,651,126
Varian Semiconductor
Equipment **	58,300	2,335,498
		14,333,433

Software 7.17%
Activision Inc. **	138,600	2,587,662
Amdocs Ltd.
(United Kingdom) **	59,400	2,365,308
Autodesk Inc. **	68,600	3,229,688
Electronic Arts Inc. **	76,700	3,629,444
Take-Two Interactive
Software Inc. **	134,700	2,689,959
		14,502,061

Total Information Technology
(Cost $32,694,928)		39,669,719

Materials 1.62%
Chemicals 1.62%
Celanese Corp.	72,800	2,823,184
Valspar Corp.	15,700	446,037

Total Materials
(Cost $2,774,585)		3,269,221

Telecommunication Services 3.92%

Wireless Telecommunication Services 3.92%
Leap Wireless
International **	34,500	2,915,250
NII Holdings Inc. **	62,100	5,013,954

Total Telecommunication Services
(Cost $4,997,098)		7,929,204
	Shares	Market Value

Total Common Stocks
(Cost $153,710,632)		$193,869,521

Money Market Mutual Funds 2.78%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	5,606,957	5,606,957

Total Money Market Mutual Funds
(Cost $5,606,957)		5,606,957

Total Investments
(Cost $159,317,589)	98.68%	199,476,478

Other Assets in Excess
of Liabilities	1.32%	2,674,995

Net Assets	100.00%	$202,151,473

See Notes to Statement of Investments

Westcore MIDCO Growth
Country Breakdown as of June 30, 2007
Country	Market Value	%
United States	$180,312,940	89.21%
United Kingdom	5,567,724	2.75%
Bermuda	3,039,525	1.50%
China	2,817,900	1.39%
Hong Kong	2,131,432	1.05%
Money Market
Mutual Funds	5,606,957	2.78%
Total Investments	199,476,478	98.68%

Other Assets in Excess
of Liabilities	2,674,995	1.32%
Net Assets	$202,151,473	100.00%

Please note the country classification is based on
the company headquarters.

All of the Fund’s investments are traded on
U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	63

Westcore Growth Fund

	Shares	Market Value

Common Stocks 96.12%
Consumer Discretionary 10.82%
Hotels, Restaurants & Leisure 5.66%
Hilton Hotels Corp.	106,380	$3,560,539
Las Vegas Sands Corp. **	35,350	2,700,387
MGM Mirage **	30,130	2,485,122
Starwood Hotels &
Resorts Worldwide Inc.	60,290	4,043,650
Wynn Resorts Ltd.	43,900	3,937,391
		16,727,089

Household Durables 0.49%
Sony Corp. - ADR (Japan)	28,430	1,460,449

Media 2.64%
Comcast Corp. **	180,045	5,062,866
Walt Disney Co.	79,880	2,727,103
		7,789,969

Multiline Retail 0.48%
Nordstrom Inc.	27,870	1,424,714

Specialty Retail 0.65%
Abercrombie &
Fitch Co. - Class A	26,320	1,920,833

Textiles, Apparel & Luxury Goods 0.90%
Coach Inc. **	56,010	2,654,314

Total Consumer Discretionary
(Cost $29,068,191)		31,977,368

Consumer Staples 2.22%
Food & Staples Retailing 1.73%
CVS Caremark Corp.	140,080	5,105,916

Food Products 0.49%
Archer-Daniels-Midland Co.	43,980	1,455,298

Total Consumer Staples
(Cost $6,078,826)		6,561,214

	Shares	Market Value

Energy 5.74%
Energy Equipment & Services 4.73%
BJ Services Co.	72,490	$2,061,615
Cameron
International Corp. **	20,330	1,452,985
Halliburton Co.	122,040	4,210,380
Schlumberger Ltd.	35,920	3,051,045
Transocean Inc. **	30,150	3,195,297
		13,971,322

Oil, Gas & Consumable Fuels 1.01%
Exxon Mobil Corp.	35,710	2,995,355

Total Energy
(Cost $12,491,346)		16,966,677

Financials 9.91%
Capital Markets 4.95%
Charles Schwab Corp.	195,760	4,016,995
Goldman Sachs
Group Inc.	36,930	8,004,578
UBS AG (Switzerland)	43,610	2,617,036
		14,638,609

Commercial Banks 0.93%
Wells Fargo & Co.	78,260	2,752,404

Consumer Finance 0.80%
American Express Co.	38,390	2,348,700

Diversified Financial Services 2.25%
Citigroup Inc.	39,330	2,017,236
Intercontinental Exchange
Inc. **	31,270	4,623,269
		6,640,505

Insurance 0.98%
Assurant Inc.	48,970	2,885,313

Total Financials
(Cost $24,390,623)		29,265,531

64	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Growth Fund (continued)

	Shares	Market Value

Healthcare 16.63%
Biotechnology 5.00%
Celgene Corp. **	37,420	$2,145,289
Cephalon Inc. **	30,320	2,437,425
Genzyme Corp. **	43,010	2,769,844
Gilead Sciences Inc. **	191,360	7,419,027
		14,771,585

Healthcare Providers & Services 4.38%
Express Scripts Inc. **	57,980	2,899,580
Medco Health
Solutions Inc. **	44,950	3,505,651
UnitedHealth Group Inc.	80,510	4,117,281
WellPoint Inc. **	30,340	2,422,042
		12,944,554

Life Sciences Tools & Services 1.10%
Pharmaceutical Product
Development Inc.	84,530	3,234,963

Pharmaceuticals 6.15%
Merck & Co. Inc	158,840	7,910,232
Novartis AG - ADR
(Switzerland)	35,480	1,989,364
Shire Pharmaceuticals
- ADR (United Kingdom)	65,350	4,844,395
Wyeth	59,980	3,439,253
		18,183,244

Total Healthcare
(Cost $41,076,440)		49,134,346

Industrials 13.67%
Aerospace & Defense 6.98%
Boeing Co.	63,490	6,105,198
Lockheed Martin Corp.	28,050	2,640,346
Precision Castparts Corp.	39,210	4,758,526
Spirit Aerosystems
Holdings Inc. **	72,330	2,607,497
United Technologies Corp.	63,390	4,496,253
		20,607,820
	Shares	Market Value

Electrical Equipment 3.21%
Ametek Inc.	82,270	$3,264,474
Cooper Industries Ltd.	42,790	2,442,881
Emerson Electric Co.	80,910	3,786,588
		9,493,943

Industrial Conglomerates 2.77%
General Electric Co.	130,300	4,987,884
Textron Inc.	28,870	3,178,876
		8,166,760

Machinery 0.71%
Deere & Co.	17,410	2,102,083

Total Industrials
(Cost $33,879,436)		40,370,606

Information Technology 27.34%
Communications Equipment 6.28%
Cisco Systems Inc. **	284,820	7,932,237
Corning Inc. **	163,200	4,169,760
QUALCOMM Inc.	148,905	6,460,988
		18,562,985

Computers & Peripherals 6.19%
Apple Computer Inc. **	81,650	9,964,566
Hewlett-Packard Co.	131,370	5,861,729
Network Appliance Inc. **	84,690	2,472,948
		18,299,243

Internet Software & Services 4.69%
Google Inc. **	26,490	13,864,336

IT Services 1.91%
Mastercard Inc.	33,920	5,626,310

Semiconductors &
Semiconductor Equipment 4.06%
Intel Corp.	189,020	4,491,115
NVIDIA Corp. **	118,790	4,907,215
Texas Instruments Inc.	68,550	2,579,537
		11,977,867

1-800-392-CORE (2673) ■ www.westcore.com	65

Westcore Growth Fund (continued)

	Shares	Market Value

Software 4.21%
Microsoft Corp.	218,820	$6,448,626
Oracle Corp. **	304,030	5,992,431
		12,441,057

Total Information Technology
(Cost $61,716,456)		80,771,798

Materials 3.16%
Chemicals 1.90%
Air Products &
Chemicals Inc.	36,720	2,951,186
Monsanto Co.	39,350	2,657,699
		5,608,885

Metals & Mining 1.26%

Alcan Inc.	26,960	2,191,848
Alcoa Inc.	37,820	1,532,845
		3,724,693

Total Materials
(Cost $8,264,882)		9,333,578

Telecommunication Services 6.63%
Diversified Telecommunication Services 1.06%
AT&T Inc.	75,050	3,114,575

Wireless Telecommunication Services 5.57%
America Movil SAB de
CV - ADR (Mexico)	94,310	5,840,618
Crown Castle International
Corp. **	104,190	3,778,972
NII Holdings Inc. **	84,800	6,846,752
		16,466,342

Total Telecommunication Services
(Cost $12,480,202)		19,580,917

Total Common Stocks
(Cost $229,446,402)		283,962,035
	Shares	Market Value

Money Market Mutual Funds 4.11%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	12,144,182	$12,144,182

Total Money Market Mutual Funds
(Cost $12,144,182)		12,144,182

Total Investments
(Cost $241,590,584)	100.23%	296,106,217

Liabilities in Excess
of Other Assets	(0.23)%	(671,927)

Net Assets	100.00% $	295,434,290

See notes to Statement of Investments

Westcore Growth
Country Breakdown as of June 30, 2007
Country	Market Value	%
United States	$267,210,173	90.45%
Mexico	5,840,618	1.98%
United Kingdom	4,844,395	1.64%
Switzerland	4,606,400	1.56%
Japan	1,460,449	0.49%
Money Market
Mutual Funds	12,144,182	4.11%
Total Investments	296,106,217	100.23%
Liabilities in Excess
of Other Assets	(671,927)	(0.23)%
Net Assets	$295,434,290	100.00%

Please note the country classification is based on
the company headquarters.

All of the Fund’s investments are traded on
U.S. exchanges.

66	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Select Fund

	Shares	Market Value

Common Stocks 92.17%
Consumer Discretionary 16.19%
Hotels, Restaurants & Leisure 3.78%
International Game
Technology	26,900	$1,067,930

Specialty Retail 12.41%
Abercrombie & Fitch
Co. - Class A	14,300	1,043,614
GameStop Corp. **	36,600	1,431,060
Ross Stores Inc.	33,600	1,034,880
		3,509,554

Total Consumer Discretionary
(Cost $4,138,291)		4,577,484

Energy 3.80%
Oil, Gas & Consumable Fuels 3.80%
Range Resources Corp.	28,700	1,073,667

Total Energy
(Cost $823,788)		1,073,667

Financials 9.83%
Capital Markets 3.49%
Lazard Ltd. (Bermuda)	21,900	986,157

Insurance 2.92%
HCC Insurance
Holdings Inc.	24,700	825,227

Real Estate Investment Trusts (REITs) 3.42%
CapitalSource Inc.	39,400	968,846

Total Financials
(Cost $2,896,248)		2,780,230

Healthcare 22.25%
Healthcare Equipment & Supplies 7.59%
Kyphon Inc. **	22,100	1,064,115
St. Jude Medical Inc. **	26,100	1,082,889
		2,147,004
	Shares	Market Value

Healthcare Providers & Services 4.35%
DaVita Inc. **	22,800	$1,228,464

Life Sciences Tools & Services 5.38%
Illumina Inc. **	37,500	1,522,125

Pharmaceuticals 4.93%
Shire Pharmaceuticals
- ADR (United Kingdom) 18,800		1,393,644

Total Healthcare
(Cost $5,780,748)		6,291,237

Industrials 13.43%
Aerospace & Defense 3.96%
BE Aerospace Inc. **	27,100	1,119,230

Airlines 3.97%
Airtran Holdings Inc. **	102,800	1,122,576

Machinery 5.50%
Oshkosh Truck Corp.	24,700	1,554,124

Total Industrials
(Cost $3,295,963)		3,795,930

Information Technology 15.12%
Communications Equipment 3.36%
F5 Networks Inc. **	11,800	951,080

Semiconductors &
Semiconductor Equipment 8.68%
NVIDIA Corp. **	32,400	1,338,444
Silicon Laboratories Inc. **	32,200	1,114,442
		2,452,886

Software 3.08%
Electronic Arts Inc. **	18,400	870,688

Total Information Technology
(Cost $3,918,023)		4,274,654

1-800-392-CORE (2673) ■ www.westcore.com	67

Westcore Select Fund (continued)

	Shares	Market Value

Materials 3.85%
Chemicals 3.85%
Celanese Corp.	28,100	$1,089,718

Total Materials
(Cost $911,898)		1,089,718

Telecommunication Services 7.70%
Diversified Telecommunication Services 3.99%
Cbeyond Inc. **	29,300	1,128,343

Wireless Telecommunication Services 3.71%
NII Holdings Inc. **	13,000	1,049,620

Total Telecommunication Services
(Cost $2,022,797)		2,177,963

Total Common Stocks
(Cost $23,787,756)		26,060,883

Money Market Mutual Funds 2.61%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	736,974	736,974

Total Money Market Mutual Funds
(Cost $736,974)		736,974

Total Investments
(Cost $24,524,730)	94.78%	26,797,857

Other Assets in
Excess of Liabilities	5.22%	1,477,295

Net Assets	100.00%	$28,275,152

See Notes to Statement of Investments
Westcore Select
Country Breakdown as of June 30, 2007
Country	Market Value	%
United States	$23,681,082	83.75%
United Kingdom	1,393,644	4.93%
Bermuda	986,157	3.49%
Money Market
Mutual Funds	736,974	2.61%
Total Investments	26,797,857	94.78%
Other Assets in
Excess of Liabilities	1,477,295	5.22%
Net Assets	$28,275,152	100.00%

Please note the country classification is based on
the company headquarters.

All of the Fund’s investments are traded on
U.S. exchanges.

68	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore International Frontier Fund

	Shares	Market Value

Common Stocks 93.35%
Commercial Services 18.47%
Advertising & Marketing Services 2.76%
Clear Media Ltd.
(Hong Kong) **	34,000	$36,960
D+S europe AG
(Germany) **	54,400	769,412
So-net M3 Inc. (Japan) **	150	431,269
		1,237,641

Miscellaneous Commercial Services 14.21%
CTS Eventim AG (Germany)	20,500	998,850
GST Holdings Ltd.
(Hong Kong)	1,815,700	675,732
ITE Group PLC
(United Kingdom)	155,200	526,704
Raffles Education Corp.
Ltd. (Singapore)	659,400	982,154
SAI Global Ltd.
(Australia)	424,000	1,369,574
Savills PLC
(United Kingdom)	107,900	1,282,718
Secom Techno Service
Co. Ltd. (Japan)	13,400	541,986
		6,377,718

Personnel Services 1.50%
en-japan Inc. (Japan)	180	672,487

Total Commercial Services
(Cost $7,659,512)		8,287,846

Communications 2.39%
Specialty Telecommunications 1.37%
Reverse Corp. Ltd.
(Australia)	123,000	615,250

Wireless Telecommunications 1.02%
Okinawa Cellular
Telephone Co. (Japan)	170	458,396

Total Communications
(Cost $755,010)		1,073,646
	Shares	Market Value

Consumer Durables 4.05%
Home Furnishings 1.95%
HTL International
Holdings (Singapore)	1,476,300	$877,631

Homebuilding 0.82%
Nihon Eslead Corp.
(Japan)	19,600	366,132

Recreational Products 1.28%
Jumbo S.A. (Greece)	16,500	573,039

Total Consumer Durables
(Cost $1,797,514)		1,816,802

Consumer Non-Durables 5.51%
Apparel & Footwear Retail 2.87%
Folli - Follie S.A.
(Greece)	13,400	544,089
Prime Success
International Group
(Hong Kong)	891,900	741,425
		1,285,514

Food: Meat, Fish & Dairy 1.21%
Cranswick PLC
(United Kingdom)	31,900	543,859

Food: Specialty & Candy 1.43%
Unicharm Petcare
Corp. (Japan)	15,900	641,811

Total Consumer Non-Durables
(Cost $2,309,495)		2,471,184

Consumer Services 10.06%
Casinos & Gaming 2.37%
IG Group Holdings PLC
(United Kingdom)	178,900	1,062,486

Hotels, Resorts & Cruiselines 0.98%
San-A Co. Ltd. (Japan)	14,900	440,495

1-800-392-CORE (2673) ■ www.westcore.com	69

Westcore International Frontier Fund (continued)

	Shares	Market Value

Other Consumer Services 3.19%
Rightmove PLC
(United Kingdom)	51,000	$ 643,158
Wirecard AG
(Germany) **	58,345	785,725
		1,428,883

Publishing, Books & Magazines 0.91%
Informa Group PLC
(United Kingdom)	36,626	410,037

Restaurants 2.61%
Domino’s Pizza Group Ltd.
(United Kingdom)	210,500	1,170,901

Total Consumer Services
(Cost $3,561,107)		4,512,802

Distribution Services 11.85%
Electronics Distributors 5.31%
Diploma PLC
(United Kingdom)	58,100	1,053,542
Esprinet SpA (Italy)	65,500	1,328,883
		2,382,425

Wholesale Distributors 6.54%
As One Corp. (Japan)	20,300	524,296
KS Energy Services
Ltd. (Singapore)	438,540	1,077,191
Misumi Group
Inc. (Japan)	51,860	880,304
United Arrows
Ltd. (Japan)	28,000	452,321
		2,934,112

Total Distribution Services
(Cost $4,840,887)		5,316,537

Electronic Technology 1.00%
Semiconductors 1.00%
Melexis NV (Belgium) **	24,900	450,583
	Shares	Market Value

Total Electronic Technology
(Cost $443,726)		$ 450,583

Finance 9.46%
Finance, Rental & Leasing 3.91%
Coates Hire Ltd.
(Australia)	126,100	621,135
Interhyp AG (Germany)	5,900	644,101
Speedy Hire PLC
(United Kingdom)	20,400	487,489
		1,752,725

Financial Conglomerates 1.57%
Azimut Holding
SpA (Italy)	40,900	703,025

Investment Banks & Brokers 1.40%

London Capital
Group Holdings PLC
(United Kingdom)	111,700	628,058

Real Estate Development 1.57%
Kenedix Inc. (Japan)	378	706,112

Regional Banks 1.01%
The Bank of Okinawa
Ltd. (Japan)	12,500	454,822

Total Finance
(Cost $3,681,487)		4,244,742

Health Technology 5.46%
Medical Specialties 3.37%
Mani Inc. (Japan)	16,387	928,985
Sysmex Corp. (Japan)	15,700	580,183
		1,509,168
Pharmaceuticals: Other 2.09%
EPS Co. Ltd. (Japan)	239	772,564
Icon PLC - ADR (Ireland) **	3,800	166,212
		938,776
Total Health Technology
(Cost $2,607,760)		2,447,944

70	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore International Frontier Fund (continued)

	Shares	Market Value

Industrial Services 8.10%
Engineering & Construction 3.87%
Connaught PLC
(United Kingdom)	63,000	$430,138
Mears Group PLC
(United Kingdom)	199,500	1,302,010
		1,732,148

Environmental Services 1.29%
Transpacific Industries
Group Ltd. (Australia)	51,300	581,056

Oilfield Services & Equipment 2.94%
ProSafe ASA (Norway)	82,420	1,320,800

Total Industrial Services
(Cost $2,911,121)		3,634,004

Process Industries 1.48%
Containers & Packaging 1.48%
Goodpack Ltd.
(Singapore)	464,700	664,833

Total Process Industries
(Cost $501,264)		664,833

Producer Manufacturing 7.96%
Industrial Machinery 4.40%
Andritz AG (Austria)	10,200	676,318
Interpump Group
SpA (Italy)	55,200	596,565
Nabtesco Corp. (Japan)	48,000	701,336
		1,974,219
Metal Fabrication 1.20%
Metka S.A. (Greece)	27,400	539,211

Miscellaneous Manufacturing 0.88%
Semperit AG Holding
(Austria)	9,200	395,967

Trucks, Construction
& Farm Machinery 1.48%
Haulotte Group (France)	15,850	662,875
	Shares	Market Value

Total Producer Manufacturing
(Cost $2,705,592)		$3,572,272

Retail Trade 5.26%
Apparel & Footwear Retail 2.49%
Pal Co. Ltd. (Japan)	17,400	618,981
Point Inc. (Japan)	8,400	498,712
		1,117,693
Electronics & Appliance Stores 1.29%
JB Hi-Fi Ltd. (Australia)	63,100	578,830

Specialty Stores 1.48%
Village Vanguard
Co. Ltd. (Japan)	140	664,041

Total Retail Trade
(Cost $2,331,031)		2,360,564

Technology Services 2.30%
Information Technology Services 0.72%
Lectra S.A. (France)	38,383	322,088

Internet Software & Services 1.58%
SurfControl PLC
(United Kingdom) **	52,900	711,735

Total Technology Services
(Cost $780,611)		1,033,823

Total Common Stocks
(Cost $36,886,117)		41,887,582

Money Market Mutual Funds 9.20%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	2,229,762	2,229,762

Morgan Stanley
Institutional
Liquidity Funds
Prime Portfolio	1,898,752	1,898,753

1-800-392-CORE (2673) ■ www.westcore.com	71

Westcore International Frontier Fund (continued)

	Shares	Market Value

Total Money Market Mutual Funds
(Cost $4,128,515)		$4,128,515

Total Investments
(Cost $41,014,632)	102.55%	46,016,097

Liabilities in Excess
of Other Assets	(2.55)%	(1,145,776)

Net Assets	100.00%	$44,870,321

See Notes to Statement of Investments

Westcore International Frontier Fund
Country Breakdown as of June 30, 2007

Country	Market Value	%
Japan	$11,335,234	25.26%
United Kingdom	10,252,835	22.85%
Australia	3,765,845	8.39%
Singapore	3,601,808	8.03%
Germany	3,198,087	7.13%
Italy	2,628,473	5.86%
Greece	1,656,339	3.69%
Hong Kong	1,454,118	3.24%
Norway	1,320,800	2.94%
Austria	1,072,285	2.39%
France	984,963	2.20%
Belgium	450,583	1.00%
Ireland	166,212	0.37%
Money Market
Mutual Funds	4,128,515	9.20%
Total Investments	46,016,097	102.55%
Liabilities in Excess
of Other Assets	(1,145,776)	(2.55)%
Net Assets	$44,870,321	100.00%

Please note the country classification is based on
the company headquarters.

72	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Blue Chip Fund

	Shares	Market Value

Common Stocks 99.07%
Basic Materials 1.50%
Forestry & Paper 1.50%
Ball Corp.	18,900	$1,004,913

Total Basic Materials
(Cost $1,023,984)		1,004,913

Capital Goods 9.62%
Aerospace & Defense 4.15%
General Dynamics Corp.	19,700	1,540,934
Raytheon Co.	23,100	1,244,859
		2,785,793

Farm Equipment 1.77%
CNH Global N.V.
(Netherlands)	23,300	1,190,397

Industrial Products 3.70%
ITT Corp.	12,800	873,984
Parker Hannifin Corp.	16,500	1,615,515
		2,489,499

Total Capital Goods
(Cost $3,958,335)		6,465,689

Commercial Services 3.75%
IT Services 1.06%
Computer Sciences
Corp. **	12,100	715,715

Transaction Processing 2.69%
First Data Corp.	33,750	1,102,612
The Western Union Co.	33,750	703,013
		1,805,625

Total Commercial Services
(Cost $1,837,782)		2,521,340

Communications 6.65%
Networking 2.89%
Cisco Systems Inc. **	69,800	1,943,930
	Shares	Market Value

Telecomm Equipment & Solutions 3.76%
Nokia Corp. -
ADR (Finland)	30,300	$ 851,733
QUALCOMM Inc.	38,600	1,674,854
		2,526,587

Total Communications
(Cost $3,755,385)		4,470,517

Consumer Cyclicals 9.71%
Clothing & Accessories 2.36%
TJX Companies Inc.	57,600	1,584,000

Department Stores 1.69%
JC Penney Co. Inc.	15,700	1,136,366

Hotels & Gaming 2.02%
Starwood Hotels & Resorts
Worldwide Inc.	20,200	1,354,814

Publishing & Media 1.85%
Walt Disney Co.	36,500	1,246,110

Restaurants 1.79%
Darden Restaurants Inc.	27,400	1,205,326

Total Consumer Cyclicals
(Cost $4,005,429)		6,526,616

Consumer Staples 6.27%
Consumer Products 2.52%
Colgate-Palmolive Co.	26,100	1,692,585

Food & Agricultural Products 3.75%
Bunge Ltd.	22,000	1,859,000
Campbell Soup Co.	17,100	663,651
		2,522,651

Total Consumer Staples
(Cost $2,732,782)		4,215,236

1-800-392-CORE (2673) ■ www.westcore.com	73

Westcore Blue Chip Fund (continued)

	Shares	Market Value

Energy 8.41%
Exploration & Production 3.95%
Occidental Petroleum
Corp.	23,200	$1,342,816
XTO Energy Inc.	21,800	1,310,180
		2,652,996

Integrated Oils 1.92%
Marathon Oil Corp.	21,500	1,289,140

Oil Services 2.54%
Transocean Inc. **	16,100	1,706,278

Total Energy
(Cost $1,896,288)		5,648,414

Interest Rate Sensitive 23.61%
Integrated Financial Services 2.61%
Citigroup Inc.	34,166	1,752,374

Money Center Banks 0.95%
Bank of America Corp.	13,000	635,570

Property & Casualty Insurance 7.43%
ACE Ltd. (Cayman Islands)	21,600	1,350,432
American International
Group Inc.	24,600	1,722,738
MBIA Inc.	19,100	1,188,402
MGIC Investment Corp.	12,900	733,494
		4,995,066

Regional Banks 2.47%
The Bank of New York
Mellon Corp.	15,600	646,464
Wachovia Corp.	19,800	1,014,750
		1,661,214
Securities & Asset Management 5.19%
INVESCO PLC - ADR
(United Kingdom)	41,900	1,083,115
Merrill Lynch & Co. Inc	9,200	768,936
Morgan Stanley	8,100	679,428
State Street Corp.	14,000	957,600
		3,489,079
	Shares	Market Value

Specialty Finance 3.26%
Countrywide
Financial Corp.	26,900	$ 977,815
Freddie Mac	20,000	1,214,000
		2,191,815

Thrifts 1.70%
Washington Mutual Inc.	26,700	1,138,488

Total Interest Rate Sensitive
(Cost $13,950,551)		15,863,606

Medical & Healthcare 15.65%
Medical Technology 5.31%
Medtronic Inc.	35,100	1,820,286
Zimmer Holdings Inc. **	20,600	1,748,734
		3,569,020

Pharmaceuticals 10.34%
Abbott Laboratories	45,850	2,455,267
Amgen Inc. **	24,400	1,349,076
Barr
Pharmaceuticals Inc. **	12,150	610,295
Teva Pharmaceutical
Industries Ltd. - ADR
(Israel)	61,300	2,528,625
		6,943,263

Total Medical & Healthcare
(Cost $8,423,360)		10,512,283

Technology 10.54%
Computer Software 3.58%
Microsoft Corp.	44,700	1,317,309
VeriSign Inc. **	34,400	1,091,512
		2,408,821

PC’s & Servers 2.84%
International Business
Machines Corp.	18,100	1,905,025

74	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Blue Chip Fund (continued)

	Shares	Market Value

Semiconductors 4.12%
Altera Corp.	53,400	$1,181,742
Intel Corp.	66,900	1,589,544
		2,771,286

Total Technology
(Cost $5,495,319)		7,085,132

Transportation 1.82%
Railroads 1.82%
Norfolk Southern Corp.	23,250	1,222,253

Total Transportation
(Cost $826,280)		1,222,253

Utilities 1.54%
Regulated Electric 1.54%
PPL Corp.	22,100	1,034,059

Total Utilities
(Cost $1,017,226)		1,034,059

Total Common Stocks
(Cost $48,922,721)		66,570,058

Money Market Mutual Funds 1.22%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	823,417	823,417

Total Money Market Mutual Funds
(Cost $823,417)		823,417

Total Investments
(Cost $49,746,138)	100.29%	67,393,475

Liabilities in Excess
of Other Assets	(0.29)%	(197,306)

Net Assets	100.00%	$67,196,169

See Notes to Statement of Investments
Westcore Blue Chip
Country Breakdown as of June 30, 2007
Country	Market Value	%
United States	$59,565,756	88.65%
Israel	2,528,625	3.76%
Cayman Islands	1,350,432	2.01%
Netherlands	1,190,397	1.77%
United Kingdom	1,083,115	1.61%
Finland	851,733	1.27%
Money Market
Mutual Funds	823,417	1.22%
Total Investments	67,393,475	100.29%
Liabilities in Excess
of Other Assets	(197,306)	(0.29)%
Net Assets	$67,196,169	100.00%

Please note the country classification is based on
the company headquarters.

All of the Fund’s investments are traded on
U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	75

Westcore Mid-Cap Value Fund

	Shares	Market Value

Common Stocks 97.20%
Basic Materials 4.46%
Other Materials (Rubber & Plastic) 4.46%
Crown Holdings Inc. **	145,150	$3,624,395
Pactiv Corp. **	42,050	1,340,975

Total Basic Materials
(Cost $3,035,296)		4,965,370

Capital Goods 6.89%
Electric Equipment 1.93%
General Cable Corp. **	28,400	2,151,300

Farm Equipment 1.55%
CNH Global N.V.
(Netherlands)	33,740	1,723,777

Industrial Products 1.29%
Parker Hannifin Corp.	14,650	1,434,381

Machinery 2.12%
Manitowoc Co. Inc.	29,350	2,359,153

Total Capital Goods
(Cost $5,246,365)		7,668,611

Commercial Services 4.01%
Business Products & Services 2.13%
Quanta Services Inc. **	77,300	2,370,791

Environmental & Pollution Control 1.88%
Waste Connections Inc. **	69,275	2,094,876

Total Commercial Services
(Cost $3,854,002)		4,465,667

Communications 4.48%
Telecomm Equipment & Solutions 4.48%
Adtran Inc.	61,650	1,601,051
CommScope Inc. **	58,000	3,384,300

Total Communications
(Cost $3,108,564)		4,985,351
	Shares	Market Value

Consumer Cyclicals 10.50%
Clothing & Accessories 3.01%
Abercrombie &
Fitch Co. - Class A	14,000	$1,021,720
TJX Companies Inc.	84,600	2,326,500
		3,348,220

Hotels & Gaming 1.40%
Starwood Hotels &
Resorts Worldwide Inc.	23,260	1,560,048

Motor Vehicle Parts 1.78%
Autoliv Inc.	34,800	1,979,076

Restaurants 3.14%
Brinker International Inc.	36,050	1,055,184
Darden Restaurants Inc.	55,650	2,448,043
		3,503,227

Specialty Retail 1.17%
Tiffany & Co.	24,500	1,299,970

Total Consumer Cyclicals
(Cost $9,693,499)		11,690,541

Consumer Staples 6.52%
Food & Agricultural Products 6.52%
Bunge Ltd.	32,350	2,733,575
Smithfield Foods Inc. **	62,200	1,915,138
Tyson Foods Inc.
- Class A	112,950	2,602,368

Total Consumer Staples
(Cost $5,417,278)		7,251,081

Energy 4.29%
Exploration & Production 4.29%
Denbury Resources
Inc. **	34,500	1,293,750
Forest Oil Corp. **	27,600	1,166,376
Range Resources Corp.	61,850	2,313,808

76	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Mid-Cap Value Fund (continued)

	Shares	Market Value

Total Energy
(Cost $2,756,975)		$4,773,934

Interest Rate Sensitive 22.13%
Life & Health Insurance 2.55%
Nationwide Financial
Services Inc.	17,200	1,087,384
Protective Life Corp.	36,600	1,749,846
		2,837,230

Other Banks 2.02%
Colonial BancGroup Inc.	89,850	2,243,554

Property Casualty Insurance 8.71%
Ambac Financial
Group Inc.	26,480	2,308,791
Assured Guaranty Ltd.
(Bermuda)	69,650	2,058,854
First American
Financial Corp.	23,220	1,149,390
PartnerRe Ltd. (Bermuda)	21,540	1,669,350
Radian Group Inc.	46,350	2,502,900
		9,689,285

Regional Banks 1.61%
Marshall & Ilsley Corp.	37,750	1,798,033

Securities & Asset Management 6.13%
Affiliated Managers
Group Inc. **	25,550	3,289,818
INVESCO PLC - ADR
(United Kingdom)	136,700	3,533,695
		6,823,513
Specialty Finance 1.11%
American Capital
Strategies Ltd.	28,950	1,230,954

Total Interest Rate Sensitive
(Cost $20,068,004)		24,622,569

Medical & Healthcare 7.52%
Medical Products & Supplies 1.30%
Mentor Corp.	35,500	1,444,140
	Shares	Market Value

Medical Technology 1.57%
Invitrogen Corp. **	23,700	$1,747,875

Pharmaceuticals 4.65%
Barr Pharmaceuticals
Inc. **	26,375	1,324,816
Cephalon Inc. **	47,900	3,850,681
		5,175,497

Total Medical & Healthcare
(Cost $6,931,918)		8,367,512

Real Estate Investment Trusts (REITs) 5.99%
Healthcare 1.09%
Ventas Inc.	33,500	1,214,375

Office Properties 4.90%
AMB Property Corp.	17,250	918,045
Boston Properties Inc.	8,335	851,254
Camden Property Trust	27,895	1,868,128
Maguire Properties Inc.	52,780	1,811,937
		5,449,364

Total Real Estate Investment Trusts (REITs)
(Cost $6,912,748)		6,663,739

Technology 6.69%
Computer Software 1.84%
VeriSign Inc. **	64,700	2,052,931

Semiconductors 3.26%
Altera Corp.	67,250	1,488,242
Fairchild Semiconductor
International Inc.
- Class A **	110,700	2,138,724
		3,626,966

Technology Resellers & Distributors 1.59%
Ingram Micro Inc.
- Class A **	81,250	1,763,938

Total Technology
(Cost $5,864,011)		7,443,835

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Mid-Cap Value Fund (continued)

	Shares	Market Value

Transportation 1.52%
Trucking, Shipping & Air Freight 1.52%
American Commercial
Lines Inc. **	65,000	$1,693,250

Total Transportation
(Cost $2,262,792)		1,693,250

Utilities 12.20%
Integrated Gas 0.95%
UGI Corp.	38,800	1,058,464

Regulated Electric 8.90%
CenterPoint Energy Inc.	164,400	2,860,560
DPL Inc.	89,900	2,547,766
PPL Corp.	47,830	2,237,966
Westar Energy Inc.	93,000	2,258,040
		9,904,332

Regulated Gas 2.35%
NiSource Inc.	126,100	2,611,531

Total Utilities
(Cost $12,500,588)		13,574,327

Total Common Stocks
(Cost $87,652,040)		108,165,787

Money Market Mutual Funds 3.92%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	4,360,974	4,360,974

Total Money Market Mutual Funds
(Cost $4,360,974)		4,360,974

Total Investments
(Cost $92,013,014)	101.12%	112,526,761

Liabilities in Excess
of Other Assets	(1.12)%	(1,248,896)

	Shares	Market Value

Net Assets	100.00%	$111,277,865

See Notes to Statement of Investments

Westcore Mid-Cap Value
Country Breakdown as of June 30, 2007
Country	Market Value	%

United States	$99,180,111	89.12%
Bermuda	3,728,204	3.35%
United Kingdom	3,533,695	3.18%
Netherlands	1,723,777	1.55%
Money Market
Mutual Funds	4,360,974	3.92%
Total Investments	112,526,761	101.12%
Liabilities in Excess
of Other Assets	(1,248,896)	(1.12)%
Net Assets	$111,277,865	100.00%

Please note the country classification is based on
the company headquarters.

All of the Fund’s investments are traded on
U.S. exchanges.

78	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Small-Cap Opportunity Fund

	Shares	Market Value

Common Stocks 94.46%
Basic Materials 3.77%
Other Materials (Rubber & Plastic) 3.77%
A. Schulman Inc.	24,325	$591,827
Spartech Corp.	29,400	780,570

Total Basic Materials
(Cost $1,156,255)		1,372,397

Capital Goods 10.12%
Electrical Equipment 4.58%
General Cable Corp. **	11,995	908,621
Pike Electric Corp. **	33,900	758,682
		1,667,303

Engineering & Construction 3.24%
EMCOR Group Inc. **	5,585	407,146
Insituform Technologies
Inc. - Class A **	15,475	337,510
Integrated Electrical
Services Inc. **	13,150	433,556
		1,178,212

Machinery 2.30%
Columbus McKinnon
Corp. **	26,000	837,200

Total Capital Goods
(Cost $2,211,644)		3,682,715

Commercial Services 5.17%
Business Products & Services 3.19%
Quanta Services Inc. **	28,500	874,095
Source Interlink
Cos. Inc. **	57,450	286,101
		1,160,196

Environmental & Pollution Control 1.98%
Waste Connections Inc. **	23,800	719,712

Total Commercial Services
(Cost $1,540,773)		1,879,908

	Shares	Market Value

Communications 10.54%
Telecomm Equipment & Solutions 10.54%
Belden CDT Inc.	16,500	$ 913,275
CommScope Inc. **	17,050	994,867
Novatel Wireless Inc. **	46,625	1,213,183
Superior Essex Inc. **	19,100	713,385

Total Communications
(Cost $2,285,322)		3,834,710

Consumer Cyclicals 11.22%
Apparel & Footwear Manufacturers 1.45%
Wolverine World Wide Inc.	19,050	527,876

Clothing & Accessories 3.03%
Aeropostale Inc. **	16,550	689,804
Oxford Industries Inc.	9,300	412,362
		1,102,166

Homebuilders & Suppliers 0.93%
Meritage Homes Corp. **	12,700	339,725

Motor Vehicle Parts 3.14%
Accuride Corp. **	35,750	550,907
CSK Auto Corp. **	32,200	592,480
		1,143,387

Recreation & Leisure 1.24%
WMS Industries Inc. **	15,575	449,495

Specialty Retail 1.43%
Zale Corp. **	21,825	519,653

Total Consumer Cyclicals
(Cost $3,811,840)		4,082,302

Consumer Staples 3.27%
Consumer Products 1.00%
Elizabeth Arden Inc. **	15,000	363,900

Grocery & Convenience 2.27%
Casey’s General Stores Inc.	30,350	827,341

1-800-392-CORE (2673) ■ www.westcore.com	79

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value

Total Consumer Staples
(Cost $1,034,681)		$1,191,241

Energy 4.92%
Exploration & Production 4.92%
ATP Oil and Gas Corp. **	8,990	437,274
Berry Petroleum Co.
- Class A	22,925	863,814
Carrizo Oil & Gas Inc. **	11,775	488,309

Total Energy
(Cost $1,149,478)		1,789,397

Interest Rate Sensitive 16.93%
Life & Health Insurance 1.84%
The Phoenix
Companies Inc.	44,500	667,945

Other Banks 1.75%
First Community
Bancorp Inc.	11,150	637,892

Property Casualty Insurance 5.31%
IPC Holdings Ltd.
(Bermuda)	18,750	605,437
Max Capital Group Ltd.
(Bermuda)	22,150	626,845
Triad Guaranty Inc. **	17,500	698,775
		1,931,057

Securities & Asset Management 3.52%
Cowen Group Inc. **	35,750	640,282
Piper Jaffray Cos. **	11,475	639,502
		1,279,784

Specialty Finance 3.04%
Advanta Corp. - Class B	18,125	564,412
First Cash Financial
Services Inc. **	23,050	540,292
		1,104,704

Thrifts 1.47%
FirstFed Financial Corp. **	9,450	536,099
	Shares	Market Value

Total Interest Rate Sensitive
(Cost $5,272,273)		$6,157,481

Medical & Healthcare 12.05%
Medical Products & Supplies 2.84%
Orthofix Intl. N.V. **	15,000	674,550
STERIS Corp.	11,750	359,550
		1,034,100

Medical Technology 4.27%
Kendle International
Inc. **	28,100	1,033,237
SurModics Inc. **	10,400	520,000
		1,553,237

Pharmaceuticals 4.94%
K-V Pharmaceutical
Co. - Class A **	35,775	974,511
Sciele Pharma Inc. **	34,825	820,477
		1,794,988

Total Medical & Healthcare
(Cost $3,773,712)		4,382,325

Real Estate Investment Trusts (REITS) 3.05%
Industrial 1.88%
DCT Industrial Trust Inc.	63,650	684,874

Office Properties 1.17%
PS Business Parks Inc.	6,725	426,163

Total Real Estate Investment Trusts (REITs)
(Cost $1,061,698)		1,111,037

Technology 7.61%
Computer Software 3.27%
Epicor Software Corp. **	80,050	1,190,343

Semiconductor Capital Equipment 1.26%
ChipMOS Technologies
Bermuda Ltd. **
(Taiwan)	63,500	456,565

80	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value

Semiconductors 2.14%
Fairchild Semiconductor
International Inc.
- Class A **	40,250	$777,630

Technology Resellers & Distributors 0.94%
Richardson
Electronics Ltd.	37,150	343,638

Total Technology
(Cost $2,324,616)		2,768,176

Transportation 3.92%
Trucking, Shipping & Air Freight 3.92%
American Commercial
Lines Inc. **	22,300	580,915
Tsakos Energy
Navigation Ltd.	12,100	845,911

Total Transportation
(Cost $1,137,832)		1,426,826

Utilities 1.89%
Regulated Electric 0.88%
Westar Energy Inc.	13,150	319,282

Regulated Gas 1.01%
South Jersey Industries Inc.	10,400	367,952

Total Utilities
(Cost $657,847)		687,234

Total Common Stocks
(Cost $27,417,971)		34,365,749

Money Market Mutual Funds 8.37%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	1,818,500	1,818,500
	Shares	Market Value

Morgan Stanley
Institutional
Liquidity Funds
Prime Portfolio	1,225,502	$ 1,225,502

Total Money Market Mutual Funds
(Cost $3,044,002)		3,044,002

Total Investments
(Cost $30,461,973)	102.83%	37,409,751

Liabilities in Excess
of Other Assets	(2.83)%	(1,030,110)

Net Assets	100.00%	$36,379,641

See Notes to Statement of Investments

Westcore Small-Cap Opportunity
Country Breakdown as of June 30, 2007
Country	Market Value	%
United States	$32,676,902	89.81%
Bermuda	1,232,282	3.39%
Taiwan	456,565	1.26%
Money Market
Mutual Funds	3,044,002	8.37%
Total Investments	37,409,751	102.83%
Liabilities in Excess
of Other Assets	(1,030,110)	(2.83)%
Net Assets	$36,379,641	100.00%

Please note the country classification is based on
the company headquarters.

All of the Fund’s investments are traded on
U.S. exchanges.

1-800-392-CORE (2673) ■ www.westcore.com	81

Westcore Small-Cap Value Fund

	Shares	Market Value

Common Stocks 97.59%
Basic Materials 4.16%
Forestry & Paper 1.90%
Albany International
Corp. - Class A	62,420	$2,524,265

Other Materials (Rubber & Plastic) 2.26%
A. Schulman Inc.	71,750	1,745,678
Spartech Corp.	47,250	1,254,487
		3,000,165

Total Basic Materials
(Cost $4,923,142)		5,524,430

Capital Goods 6.23%
Electrical Equipment 1.32%
LSI Industries Inc.	97,700	1,748,830

Industrial Products 4.91%
Lincoln Electric
Holdings Inc.	47,270	3,509,325
Sauer-Danfoss Inc.	101,260	3,013,497
		6,522,822

Total Capital Goods
(Cost $6,950,930)		8,271,652

Commercial Services 4.18%
Business Products & Services 4.18%
CDI Corp.	70,635	2,274,447
Ennis Inc.	138,910	3,267,163

Total Commercial Services
(Cost $4,889,031)		5,541,610

Communications 6.88%
Telecomm Equipment & Solutions 6.88%
Adtran Inc.	83,650	2,172,391
Belden CDT Inc.	109,100	6,038,685
Inter-Tel Inc.	38,770	927,766

Total Communications
(Cost $6,498,553)		9,138,842

	Shares	Market Value

Consumer Cyclicals 16.63%
Apparel & Footwear Manufacturers 1.13%
Cherokee Inc.	41,075	$1,500,880

Clothing & Accessories 2.66%
Men’s Wearhouse Inc.	32,300	1,649,561
Stage Stores Inc.	90,000	1,886,400
		3,535,961

Consumer Durables 1.47%
Knoll Inc.	87,250	1,954,400

Hard Goods Retail 1.40%
Aaron Rents Inc.	63,610	1,857,412

Motor Vehicle Parts 1.59%
ArvinMeritor Inc.	94,900	2,106,780

Motor Vehicles 1.31%
Asbury Automotive
Group Inc.	69,550	1,735,273

Recreation & Leisure 1.62%
Callaway Golf Co.	121,115	2,157,058

Restaurants 3.03%
Bob Evans Farms Inc.	69,555	2,563,102
Ruby Tuesday Inc.	55,300	1,456,049
		4,019,151

Specialty Retail 2.42%
Movado Group Inc.	95,295	3,215,253

Total Consumer Cyclicals
(Cost $20,259,010)		22,082,168

Consumer Staples 3.05%
Food & Agriculture Products 1.10%
Lancaster Colony Corp.	34,740	1,455,259

Grocery & Convenience 1.95%
Casey’s General
Stores Inc.	95,265	2,596,924

82	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value

Total Consumer Staples
(Cost $3,748,227)		$4,052,183

Energy 5.22%
Exploration & Production 2.84%
Berry Petroleum
Co. - Class A	100,010	3,768,377

Oil Services 2.38%
Gulf Island
Fabrication Inc.	91,225	3,165,507

Total Energy
(Cost $5,919,845)		6,933,884

Interest Rate Sensitive 23.02%
Life & Health Insurance 1.67%
American Equity
Investment Life
Holding Co.	183,650	2,218,492

Other Banks 8.35%
First Community
Bancorp Inc.	47,255	2,703,459
Flagstar Bancorp Inc.	176,750	2,129,837
Hanmi Financial Corp.	133,680	2,280,581
PFF Bancorp Inc.	63,625	1,777,046
Westamerica Bancorp	49,620	2,195,189
		11,086,112

Property Casualty Insurance 5.41%
Assured Guaranty Ltd.
(Bermuda)	63,645	1,881,346
Max Capital Group Ltd.
(Bermuda)	76,118	2,154,140
Platinum Underwriters
Holdings Ltd.
(Bermuda)	90,575	3,147,481
		7,182,967

Securities & Asset Management 2.01%
SWS Group Inc.	123,375	2,667,367
	Shares	Market Value

Specialty Finance 4.01%
Advanta Corp. - Class B	61,178	$1,905,067
Cash America
International Inc.	44,840	1,777,906
MCG Capital Corp.	102,480	1,641,730
		5,324,703

Thrifts & Mortgage REITs 1.57%
MFA Mortgage
Investments Inc.	286,200	2,083,536

Total Interest Rate Sensitive
(Cost $30,210,570)		30,563,177

Medical & Healthcare 6.17%
Healthcare Services 1.64%
Owens & Minor Inc.	62,410	2,180,605

Medical Products & Supplies 2.74%
Cooper Companies Inc.	27,050	1,442,306
STERIS Corp.	71,750	2,195,550
		3,637,856

Pharmaceuticals 1.79%
Meridian Bioscience Inc.	109,475	2,371,229

Total Medical & Healthcare
(Cost $6,925,685)		8,189,690

Real Estate Investment Trusts (REITs) 5.39%
Hotels 1.28%
Equity Inns Inc.	75,715	1,696,016

Multi-Family 1.78%
Associated Estates
Realty Corp.	151,865	2,367,575

Office-Industrial 2.33%
Maguire Properties Inc.	39,140	1,343,676
Parkway Properties Inc.	36,395	1,748,052
		3,091,728

1-800-392-CORE (2673) ■ www.westcore.com	83

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value

Total Real Estate Investment Trusts (REITs)
(Cost $6,167,536)		$7,155,319

Technology 8.15%
Computer Software 2.35%
Blackbaud Inc.	141,345	3,120,898

Electronic Equipment 3.31%
Bel Fuse Inc. - Class B	34,190	1,163,486
Park
Electrochemical Corp.	42,400	1,194,832
Technitrol Inc.	70,900	2,032,703
		4,391,021
Semiconductors 1.67%
Cohu Inc.	100,000	2,225,000

Technology Resellers & Distributors 0.82%
Richardson
Electronics Ltd.	117,570	1,087,522

Total Technology
(Cost $10,495,936)		10,824,441

Transportation 5.12%
Trucking, Shipping & Air Freight 5.12%
Diana Shipping Inc.
(Greece)	83,650	1,873,760
Genco Shipping &
Trading Ltd.	41,110	1,696,199
Ship Finance International
Ltd. (Bermuda)	50,590	1,501,511
Tsakos Energy
Navigation Ltd.	24,755	1,730,622

Total Transportation
(Cost $4,817,355)		6,802,092

Utilities 3.39%
Regulated Gas 3.39%
Cascade Natural
Gas Corp.	45,970	1,214,068
Northwest Natural Gas Co.	30,560	1,411,566
South Jersey Industries Inc.	53,075	1,877,794

	Shares	Market Value

Total Utilities
(Cost $4,066,607)		$4,503,428

Total Common Stocks
(Cost $115,872,427)		129,582,916

Money Market Mutual Funds 2.63%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	3,489,888	3,489,888

Total Money Market Mutual Funds
(Cost $3,489,888)		3,489,888

Total Investments
(Cost $119,362,315)	100.22%	133,072,804

Liabilities in Excess
of Other Assets	(0.22)%	(286,371)

Net Assets	100.00%	$132,786,433

See Notes to Statement of Investments

Westcore Small-Cap Value
Country Breakdown as of June 30, 2007
Country	Market Value	%
United States	$119,024,678	89.64%
Bermuda	8,684,478	6.54%
Greece	1,873,760	1.41%
Money Market
Mutual Funds	3,489,888	2.63%
Total Investments	133,072,804	100.22%
Liabilities in Excess
of Other Assets	(286,371)	(0.22)%
Net Assets	$132,786,433	100.00%

Please note the country classification is based on
the company headquarters.

All of the Fund’s investments are traded on
U.S. exchanges.

84	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund

	Shares	Market Value

Common Stocks 11.68%
Financial 5.83%
Financial Services 1.74%
Allied Capital Corp.	87,200	$2,699,712
Apollo Investment Co.	27,001	581,062
Crystal River Capital (1)	37,000	898,360
Tortoise Capital
Partners (1)(6)(7)	45,625	787,291
		4,966,425

Real Estate Investment Trusts (REITs) 4.09%
Diversified 1.74%
iStar Financial Inc.	55,600	2,464,748
KKR Financial Corp.	100,000	2,491,000
		4,955,748

Healthcare 0.35%
Healthcare Realty
Trust Inc.	35,600	988,968

Hotels 0.06%
Host Marriott Corp.	7,100	164,152

Mortgage 0.45%
Anthracite Capital Inc.	110,000	1,287,000

Office Property 0.85%
American Financial
Realty Trust	56,500	583,080
Hospitality
Properties Trust	27,000	1,120,230
HRPT Properties Trust	70,000	728,000
		2,431,310

Timber 0.64%
Plum Creek Timber
Co. Inc.	22,000	916,520
Rayonier Inc.	20,100	907,314
		1,823,834

Total Financial
(Cost $16,111,947)		16,617,437

	Shares	Market Value

Industrial 2.69%
Airlines 0.19%
Delta Air Lines, Inc. **	27,527	$542,282

Cable & Media 0.13%
Charter
Communications Inc. **	90,000	364,500

Other Industrial 2.37%
B&G Foods Inc.	22,000	444,620
Centerplate Inc.	26,000	456,300
Fording Canadian
Coal Trust (Canada)	50,400	1,654,128
TravelCenters of
America LLC **	2,700	109,215
Winn-Dixie Stores Inc. **	139,519	4,087,906
		6,752,169

Total Industrial
(Cost $4,761,136)		7,658,951

Utilities & Energy 3.16%
Energy-Non Utility 3.16%
Enbridge Energy
Partners LP	48,000	2,666,400
Enterprise Products
Partners LP	44,500	1,415,545
Kinder Morgan
Energy Partners LP	40,300	2,224,157
Northern Border
Partners LP	39,500	2,703,775

Total Utilities & Energy
(Cost $7,026,452)		9,009,877

Total Common Stocks
(Cost $27,899,535)		33,286,265

1-800-392-CORE (2673) ■ www.westcore.com	85

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Convertible Preferred Stocks 3.35%
Financial 0.53%
Real Estate Investment Trusts (REITs) 0.53%
Diversified 0.31%
Crescent Real Estate, Series A, 6.750%	B3/B-	35,000	$870,100

Hotels 0.22%
FelCor Lodging, Series A, 1.950%	B2/B-	25,000	635,000

Total Financial
(Cost $1,373,898)			1,505,100

Industrial 2.03%
Airlines 0.10%
Continental Airlines Finance Trust II, 6.000%, 11/15/2030	Caa1/CCC	7,500	295,313

Autos 1.93%
Ford Motor Co. Capital Trust II, 6.500%, 01/15/2032	Caa2/CCC-	73,000	2,814,880
General Motors Corp., 6.250%, 07/15/2033	Caa1/B-	107,000	2,681,420
			5,496,300

Total Industrial
(Cost $5,619,660)			5,791,613

Utilities & Energy 0.79%
Energy-Non Utility 0.79%
AES Trust III, 6.750%, 10/15/2029	B3/B	26,100	1,307,871
Chesapeake Energy Corp., 4.500%	Ba2/BB	9,250	929,625

Total Utilities & Energy
(Cost $2,060,455)			2,237,496

Total Convertible Preferred Stocks
(Cost $9,054,013)			9,534,209

Nonconvertible Preferred Stocks 14.70%
Financial 14.41%
Financial Services 0.93%
First Republic Capital Trust II, Series B, 8.750% (1)(7)	NR/BB+	20,000	513,126
Invesco Navigator Fund, 8.000% (1)(6)(7)	NR/NR	2,000	2,144,020
			2,657,146

86	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Insurance 0.09%
Delphi Financial Group Inc., 8.000%, 05/15/2033	Baa3/BBB+	10,000	$257,500

Real Estate Investment Trusts (REITs) 13.39%
Apartments 1.04%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	60,000	1,520,400
Series V, 8.000%	Ba3/B+	10,000	250,400
BRE Properties Inc., 6.75%	Baa3/BBB-	50,000	1,207,500
			2,978,300

Diversified 2.76%
Colonial Properties Trust, Series D, 8.125%	Ba1/BB+	25,000	635,750
Cousins Properties Inc.:
7.50%	NR/NR	25,000	623,750
7.75%	NR/NR	25,000	650,000
Digital Realty Trust Inc., 8.50%	NR/NR	26,000	674,700
Entertainment Properties Trust:
7.375%	NR/NR	66,000	1,603,800
7.750%	NR/NR	25,000	635,000
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	75,500	1,902,600
Realty Income Corp., Series D, 7.375%	Baa2/BBB-	35,000	890,750
Vornado Realty Trust, Series E, 7.000%	Baa3/BBB-	9,400	235,470
			7,851,820

Healthcare 1.28%
Health Care Property Investors Inc., Series F, 7.100%	Ba1/BBB-	30,000	750,000
Health Care REIT Inc., Series F, 7.625%	Baa3/BB+	55,000	1,387,100
LTC Properties Inc., Series F, 8.000%	NR/NR	20,625	511,500
Nationwide Health Properties Inc., 7.68%	Ba1/BB+	950	96,751
Omega Healthcare Investors Inc., Series D, 8.375%	B2/B+	35,000	903,350
			3,648,701

Hotels 1.27%
Hospitality Properties, Series B, 8.875%	Baa3/BB+	25,000	627,750
Host Hotels & Resorts Inc., Series E, 8.875%	Ba2/B	60,000	1,587,600
Strategic Hotels & Resorts Inc., Series C, 8.250%	NR/NR	55,000	1,395,900
			3,611,250

Manufactured Homes 0.13%
Affordable Residential, Series A, 8.250%	NR/NR	15,000	372,750

1-800-392-CORE (2673) ■ www.westcore.com	87

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Mortgage 0.62%
Anthracite Capital Inc., Series C, 9.375%	NR/NR	41,200	$1,053,896
Thornburg Mortgage Inc., Series C, 8.000%	B1/B	28,900	724,812
			1,778,708
Office Property 1.22%
Brandywine Realty:
Series C, 7.500%	NR/BBB-	16,300	404,566
Series D, 7.375%	NR/BBB-	40,000	1,030,000
Highwoods Properties Inc., Series A, 8.625%	Ba2/BB+	50	52,078
Maguire Properties Inc., Series A, 7.625%	NR/BB	50,500	1,231,948
SL Green Realty Corp., Series C, 7.625%	NR/NR	30,000	750,300
			3,468,892

Regional Malls 1.85%
CBL & Associates Properties, Series D, 7.375%	NR/NR	40,000	1,000,800
Glimcher Realty Trust, Series G, 8.125%	B1/B	55,000	1,372,250
The Mills Corp.:
Series C, 9.000%	NR/NR	14,800	385,725
Series E, 8.750%	NR/NR	22,500	586,406
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	27,200	689,248
Series H, 7.625%	B1/NR	49,100	1,233,883
			5,268,312

Shopping Centers 1.63%
Regency Centers Corp., Series D, 7.250%	Baa3/BBB-	30,000	751,500
Tanger Factory Outlet, Series C, 7.500%	Ba1/BB+	50,000	1,267,500
Weingarten Realty Investors, 6.50%	Baa2/BBB+	110,000	2,612,500
			4,631,500

Storage 0.87%
Public Storage Inc., Series K, 7.250%	Baa1/BBB+	96,000	2,471,040

Warehouse-Industrial 0.72%
CenterPoint Properties Trust, 5.377% (6)	NR/NR	1,500	1,260,000
First Industrial Realty Trust Inc.:
6.236%	Baa3/BBB-	250	232,500
7.250%	Baa3/BBB-	22,100	561,340
			2,053,840

Total Financial
(Cost $41,523,176)			41,049,759

88	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Industrial 0.29%
Airlines 0.09%
AMR Corp., 7.875%, 07/13/2039	Caa1/B	10,000	$246,000

Leisure 0.20%
Hilton Hotels Corp., 8.000%, 08/15/2031	Ba1/BB+	22,000	572,660

Total Industrial
(Cost $745,277)			818,660

Total Nonconvertible Preferred Stocks
(Cost $42,268,453)			41,868,419

Convertible Bonds 0.06%
Industrial 0.06%
Cable & Media 0.06%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009 (1)	Caa3/CCC	100,000	179,250

Total Industrial
(Cost $100,000)			179,250

Total Convertible Bonds
(Cost $100,000)			179,250

Corporate Bonds 49.56%
Financial 6.63%
Financial Services 3.01%
Allied Capital Corp., 6.340%, 10/13/2012 (1)(6)(7)	NR/BBB+	1,000,000	987,060
Emigrant Capital Trust II, 7.3181%, 04/14/2034 (1)(2)	NR/NR	500,000	499,118
Finova Capital Corp., 7.500%, 11/15/2009	NR/NR	7,200	1,602
Leucadia National Corp.:
7.000%, 08/15/2013	Ba2/BB	3,800,000	3,743,000
7.750%, 08/15/2013	Ba2/BB	1,140,000	1,168,500
7.125%, 03/15/2017 (1)	Ba2/BB	500,000	487,500
8.650%, 01/15/2027	B1/B	1,611,000	1,683,495
			8,570,275
Insurance 0.69%
Provident Financing Trust, 7.405%, 03/15/2038	Ba2/B+	250,000	248,371
Zurich Reinsurance, 7.125%, 10/15/2023	Baa3/BBB	1,700,000	1,725,500
			1,973,871

1-800-392-CORE (2673) ■ www.westcore.com	89

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Real Estate Investment Trusts (REITs) 2.93%
Healthcare 0.83%
Omega Healthcare Investors Inc., 7.000%, 01/15/2016	Ba3/BB	2,350,000	$2,350,000

Hotels 0.80%
Host Marriott Corp., Series Q, 6.750%, 06/01/2016	Ba1/BB	2,325,000	2,290,125

Regional Malls 0.88%
Rouse Co. Inc., 6.750%, 05/01/2013 (1)	Ba1/BB+	2,500,000	2,510,280

Restaurants 0.38%
Trustreet Properties Inc., 7.500%, 04/01/2015	Aaa/AAA	1,000,000	1,076,806

Shopping Centers 0.04%
Price Development Co. LP, 7.290%, 03/11/2008 (6)	Ba1/BB+	125,000	125,683

Total Financial
(Cost $18,149,940)			18,897,040

Industrial 37.88%
Airlines 0.14%
Atlas Air Inc.,
Pass-Through Certificates,
Series 1999-1, Class A-1, 7.200%, 01/02/2019 (4)	NR/NR	75,355	78,039
Continental Airlines Inc.:
Pass-Through Certificates,
Series 2001-1, Class C, 7.033%, 06/15/2011 (4)	B1/B+	25,834	25,608
Pass-Through Certificates, Series 1997-1,
Class B, 7.461%, 04/01/2013 (4)	Ba3/B-	52,318	52,089
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 08/02/2018 (4)	Ba1/BBB-	163,714	159,723
Delta Air Lines Inc. 10.000%, 08/15/2008 (5)	NR/NR	1,214,000	86,498
			401,957
Autos 12.02%
American Axle & Manufacturing, 5.250%, 02/11/2014	Ba3/BB	1,000,000	875,000
Dana Corp., 5.850%, 01/15/2015	NR/NR	1,300,000	1,254,500
Delphi Corp.:
6.500%, 05/01/2009	NR/NR	1,375,000	1,646,563
8.250%, 10/15/2033	NR/NR	1,015,000	1,253,525
Ford Capital BV, 9.500%, 06/01/2010 (Netherlands)	Caa1/CCC+	3,000,000	3,060,000
Ford Motor Co.:
9.215%, 09/15/2021	Caa1/CCC+	800,000	734,000
7.450%, 07/16/2031	Caa1/CCC+	3,000,000	2,411,250

90	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Ford Motor Credit Co. LLC:
7.875%, 06/15/2010	B1/B	500,000	$500,227
8.000%, 12/15/2016	B1/B	1,650,000	1,583,005
General Motors Acceptance Corp.:
6.750%, 12/01/2014	Ba1/BB+	8,000,000	7,672,168
7.560%, 12/01/2014 (2)	Ba1/BB+	4,389,000	4,439,548
8.000%, 11/01/2031	Ba1/BB+	4,000,000	4,101,380
General Motors Corp., 8.250%, 07/15/2023	Caa1/B-	1,000,000	916,250
Sonic Automotive Inc., Series B, 8.625%, 08/15/2013	B1/B	1,750,000	1,811,250
Visteon Corp., 8.250%, 08/01/2010	Caa2/CCC+	2,000,000	1,995,000
			34,253,666

Cable & Media 1.75%
CCH I Holdings LLC:
11.125%, 01/15/2014	Caa3/CCC	296,000	287,860
12.125%, 01/15/2015	Caa3/CCC	2,225,000	2,258,375
11.000%, 10/01/2015	Caa2/CCC	242,000	253,797
CCH II Holdings LLC, 10.250%, 09/15/2010	Caa2/CCC	292,000	306,600
DirecTV Holdings, 6.375%, 06/15/2015	Ba3/BB-	2,000,000	1,885,000
			4,991,632

Chemicals 0.74%
Borden Inc., 7.875%, 02/15/2023	Caa1/CCC+	575,000	494,500
Ferro Corp., 9.125%, 01/01/2009	B1/B+	1,050,000	1,092,000
Solutia Inc., 11.250%, 07/15/2009 (5)	NR/NR	250,000	254,375
Union Carbide Chemical & Plastics Co. Inc,
7.875%, 04/01/2023	Ba2/BBB-	250,000	266,144
			2,107,019

Healthcare 2.30%
DaVita Inc., 7.250%, 03/15/2015	B2/B	2,250,000	2,233,125
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 03/15/2014 (1)(6)(7)	NR/NR	1,175,000	1,233,750
Tenet Healthcare Corp., 9.875%, 07/01/2014	Caa1/CCC+	3,100,000	3,084,500
			6,551,375

Leisure 13.18%
Caesars Entertainment Inc., 7.000%, 04/15/2013	Baa3/BB	4,150,000	4,352,288
Fontainebleau Las Vegas Holdings LLC,
10.250%, 06/15/2015 (1)	Caa1/CCC+	575,000	569,250
Hilton Hotels Corp., 7.500%, 12/15/2017	Ba1/BB+	3,500,000	3,521,875
Las Vegas Sands Corp., 6.375%, 02/15/2015	Ba3/BB	3,400,000	3,251,250

1-800-392-CORE (2673) ■ www.westcore.com	91

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

MGM Mirage Resorts Inc.:
8.375%, 02/01/2011	B1/B+	1,950,000	$2,003,625
7.250%, 08/01/2017	Ba2/BB	6,000,000	5,910,000
Mohegan Tribal Gaming Authority, 6.875%, 02/15/2015	Ba2/B	2,550,000	2,492,625
Pinnacle Entertainment Inc., 8.250%, 03/15/2012	B3/B-	875,000	905,625
Premier Entertainment Biloxi, 10.750%, 02/01/2012	NR/NR	250,000	261,250
Royal Caribbean Cruises Ltd.:
8.000%, 05/15/2010	Ba1/BBB-	1,500,000	1,579,917
6.875%, 12/01/2013	Ba1/BBB-	2,500,000	2,511,640
Seneca Gaming Corp., 7.250%, 05/01/2012	Ba2/BB	100,000	101,875
Starwood Hotels & Resorts Worldwide Inc.,
7.825%, 05/01/2012	Baa3/BBB-	2,095,000	2,183,794
Station Casinos Inc., 6.875%, 03/01/2016	Ba3/B	2,450,000	2,174,375
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B1/BB+	5,900,000	5,715,625
			37,535,014
Other Industrial 5.54%
Advanced Micro Devices Inc., 7.750%, 11/01/2012	Ba2/BB-	2,233,000	2,110,185
Allegheny Ludlum Corp., 6.950%, 12/15/2025	Ba1/BB-	1,580,000	1,651,100
Amerigas Partners LP, 7.250%, 05/20/2015	B1/NR	1,510,000	1,502,450
Aramark Corp., 8.500%, 02/01/2015 (1)	B3/B-	4,225,000	4,320,063
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 02/01/2014	Baa3/BBB	1,000,000	1,016,250
8.375%, 04/01/2017	Ba3/BB	1,725,000	1,845,750
The Goodyear Tire & Rubber Co.:
7.857%, 08/15/2011	B2/B	1,060,000	1,086,500
8.625%, 12/01/2011 (1)	Ba3/B	167,000	176,602
Levi Strauss & Co., 9.750%, 01/15/2015	B2/B	1,500,000	1,612,500
Novelis Inc., 7.250%, 02/15/2015	B3/B	225,000	232,031
Winn-Dixie Stores Inc., 0.000%, 04/01/2008 ** (5)(6)	NR/NR	2,150,000	236,500
			15,789,931
Telecom & Related 2.21%
American Tower Corp., 7.500%, 05/01/2012	Ba1/BB+	500,000	516,250
Qwest Capital Funding Inc., 7.900%, 08/15/2010	B1/B+	2,500,000	2,556,250
Qwest Communications International Inc.,
8.860%, 02/15/2009 (2)	Ba3/B+	667,000	677,005
Qwest Corp.:
7.500%, 06/15/2023	Ba1/BBB-	375,000	376,875
6.875%, 09/15/2033	Ba1/BBB-	1,726,000	1,626,755
Rogers Wireless Inc., 7.500%, 03/15/2015	Baa3/BBB-	500,000	536,391
			6,289,526
Total Industrial
(Cost $106,288,268)			107,920,120

92	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Utilities & Energy 5.05%
Energy-Non Utility 4.75%
Calpine Corp., 8.750%, 07/15/2013 ** (1)(5)	NR/D	200,000	$217,000
Enterprise Products Operating LP, 8.375%, 08/01/2066	Ba1/BB	2,000,000	2,137,918
Forest Oil Corp., 7.250%, 06/15/2019 (1)	B1/B+	2,950,000	2,876,250
Kerr-McGee Corp., 6.950%, 07/01/2024	Baa3/BBB-	1,050,000	1,092,108
KN Capital Trust III, 7.630%, 04/15/2028	B1/B-	1,970,000	1,856,981
Tennessee Gas Pipeline Co.:
7.500%, 04/01/2017	Baa3/BB	400,000	432,416
7.000%, 03/15/2027	Baa3/BB	1,850,000	1,912,447
Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/2016	Ba1/BB+	2,100,000	2,115,750
Whiting Petroleum Corp., 7.000%, 02/01/2014	B1/B	950,000	897,750
			13,538,620

Utilities 0.30%
Indianapolis Power & Light Co., 6.300%, 07/01/2013 (1)	Baa1/BBB-	100,000	102,043
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	100,000	105,804
WPD Holdings, 7.250%, 12/15/2017 (1)	Baa3/BBB-	600,000	630,916
			838,763

Total Utilities & Energy
(Cost $14,148,592)			14,377,383

Total Corporate Bonds
(Cost $138,586,800)			141,194,543

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 5.18%
Asset-Backed Securities 0.13%
Vanderbilt Mortgage Finance,
Series 2002-B, Class B1, 5.850%, 04/07/2018	Baa2/BBB	375,000	369,734

Collateralized Debt Obligations 4.67%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 8.270%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	506,445
Archstone (Ireland),
Series 2005-C1, 7.410%, 03/20/2010 (1)(2)(7)	NR/NR	1,000,000	1,036,250
Crest Ltd., Series 2003-1A (Cayman Islands):
Class PS, 8.500%, 08/28/2012 (1)(3)(4)(7)	NR/BB-	200,000	125,880
Crest Ltd., Series 2003-2A (Cayman Islands):
Class E1, 10.210%, 12/28/2013 (1)(3)(4)(6)(7)	Ba1/BB	250,000	259,750
Class PS, 6.000%, 12/28/2013 (1)(2)(4)(6)(7)	NR/NR	413,450	235,294
Crest Ltd., Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba2/BB	300,000	277,830

1-800-392-CORE (2673) ■ www.westcore.com	93

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Class PS, 7.6671%, 12/28/2013 (1)(3)(4)(6)(7)	NR/NR	1,064,633	$618,126
Exeter Street Solar,
Class E1, 9.110%, 10/28/2014 (1)(2)(4)(6)(7)	NR/BB+	434,393	445,730
Fairfield Street Solar,
Class F, 10.225%, 12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,087,500	1,076,407
Denali Capital CLO III Ltd. (Cayman Islands),
Series 3A, Class B2L, 13.360%, 07/21/2008 (1)(2)(4)(7)	Ba2/BB	250,000	250,000
Denali Capital CLO VI Ltd. (Cayman Islands),
Series 6A, Class B2L, 9.610%, 04/21/2010 (1)(2)(4)(7)	Ba2/BB	800,000	800,000
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 22.000%, 12/04/2012 (1)(3)(4)(7)	NR/NR	100,000	86,665
MM Community Funding II Ltd. (Cayman Islands),
Series 2I, 6.000%, 12/15/2011 (1)(3)(4)(6)(7)	NR/NR	500,000	125,000
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB+	500,000	493,600
Preferred CPO Ltd. (Cayman Islands),
10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,100,000	1,187,828
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 07/03/2012 (1)(3)(4)(7)	NR/NR	100,000	46,625
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 07/03/2013 (1)(3)(4)(7)	NR/NR	150,000	103,357
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/03/2013 (1)(3)(4)(7)	NR/NR	150,000	110,153
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 12/24/2013 (1)(3)(4)(7)	NR/NR	750,000	609,769
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 18.000%, 03/24/2014 (1)(3)(4)(7)	NR/NR	900,000	716,130
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 17.500%, 06/17/2014 (1)(3)(4)(7)	NR/NR	500,000	395,725
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 02/15/2014 (1)(3)(4)(7)	NR/NR	500,000	362,500
Series 2005-1, 14.100%, 03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	667,500
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, 11.000%, 02/06/2014 (1)(3)(4)(6)(7)	Ba3/NR	600,000	240,000
Soloso Bank Pref 2005 (Cayman Islands),
15.000%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	695,438
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	251,525
Tricadia (Cayman Islands):
Series 2003-1A, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	200,000
Series 2004-2A, Class C, 8.8763%, 12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	485,577	461,070

94	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Tropic (Cayman Islands):
Series 2003-1A, Class PS, 12.850%, 10/15/2013 (1)(3)(4)(7) NR/NR		700,000	$489,342
Series 2004-1A, Class PS, 16.500%, 04/15/2014 (1)(3)(4)(6)(7) NR/NR		500,000	413,750
			13,287,689

Commercial Mortgage-Backed Securities 0.38%
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)	Ba2/NR	1,000,000	983,461
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(6)(7)	Baa3/BB+	91,174	103,911
			1,087,372

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $16,426,746)			14,744,795

Money Market Mutual Funds 14.17%
Goldman Sachs Financial Square Prime Obligations
Fund - FST Shares		26,105,740	26,105,740
Morgan Stanley Institutional Liquidity Funds Prime Portfolio		14,268,045	14,268,045

Total Money Market Mutual Funds
(Cost $40,373,785)			40,373,785

Total Investments
(Cost $274,709,332)		98.70%	281,181,266

Other Assets in Excess of Liabilities		1.30%	3,709,736

Net Assets		100.00%	$284,891,002

See Notes to Statement of Investments
Westcore Flexible Income
Country Breakdown as of June 30, 2007
Country	Market Value		%
United States		$222,805,664	78.21%
Cayman Islands		12,251,439	4.30%
Netherlands		3,060,000	1.08%
Canada		1,654,128	0.58%
Ireland		1,036,250	0.36%
Money Market Mutual Funds		40,373,785	14.17%
Total Investments		281,181,266	98.70%
Other Assets in Excess of Liabilities		3,709,736	1.30%
Net Assets		$284,891,002	100.00%

1-800-392-CORE (2673) ■ www.westcore.com	95

Westcore Plus Bond Fund

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Common Stocks 0.02%
Industrial 0.02%
Airlines 0.02%
Delta Air Lines, Inc. **		7,618	$150,075

Total Industrial
(Cost $312,742)			150,075

Total Common Stocks
(Cost $312,742)			150,075

Convertible Preferred Stocks 0.18%
Industrial 0.18%
Autos 0.18%
Ford Motor Co. Capital Trust II, 6.500%, 01/15/2032	Caa2/CCC-	22,000	848,320
General Motors Corp., Series C, 6.250% , 07/15/2033	Caa1/B-	35,000	877,100

Total Industrial
(Cost $1,780,966)			1,725,420

Total Convertible Preferred Stocks
(Cost $1,780,966)			1,725,420

Nonconvertible Preferred Stocks 2.57%
Financial 2.48%
Financial Services 0.26%
First Tennessee Bank, 3.900% (1)(2)	A3/BBB+	1,500	1,525,312
Goldman Sachs, 6.200%, 10/31/2010	A2/A	40,000	1,018,000
			2,543,312

Real Estate Investment Trusts (REITs) 2.22%
Apartments 0.17%
Apartment Investment & Management Co.:
Series T, 8.000%	Ba3/B+	9,000	225,360
Series V, 8.000%	Ba3/B+	34,000	861,560
BRE Properties Inc., Series C, 6.750%	Baa3/BBB-	10,000	241,500
Cousins Properties Inc., 7.50%	NR/NR	15,000	374,250
			1,702,670

Diversified 0.21%
Colonial Properties Trust, Series D, 8.125%	Ba1/BB+	13,000	330,590
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	70,500	1,776,600
			2,107,190

96	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Healthcare 0.13%
Health Care REIT Inc., Series F, 7.625%	Baa3/BB+	40,000	$1,008,800
Omega Healthcare Investors, Series D, 8.375%	B2/B+	12,500	322,625
			1,331,425

Manufactured Homes 0.05%
Affordable Residential, Series A, 8.250%	NR/NR	19,500	484,575

Mortgage 0.24%
Anthracite Capital Inc., 8.25%	NR/NR	100,000	2,332,500

Shopping Centers 0.72%
Realty Income Corp., Series D, 7.375%	Baa2/BBB-	20,000	509,000
Tanger Factory Outlet, Series C, 7.500%	Ba1/BB+	36,000	912,600
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	20,000	506,800
Series H, 7.625%	B1/NR	36,100	907,193
Weingarten Realty Investors, 6.50%	Baa2/BBB+	180,000	4,275,000
			7,110,593
Storage 0.30%
Public Storage Inc., Series R, 7.250%	Baa1/BBB+	114,000	2,934,360

Warehouse-Industrial 0.40%
CenterPoint Properties Trust, 5.377% (6)	NR/NR	3,900	3,276,000
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	675	627,750
			3,903,750

Total Financial
(Cost $25,327,127)			24,450,375

Utilities & Energy 0.09%
Utilities 0.09%
Southern California Edison,
5.349%, 04/30/2010	Baa2/BBB-	9,400	929,425

Total Utilities & Energy
(Cost $940,000)			929,425

Total Nonconvertible Preferred Stocks
(Cost $26,267,127)			25,379,800

1-800-392-CORE (2673) ■ www.westcore.com	97

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Corporate Bonds 43.43%
Financial 15.40%
Financial Services 5.87%
Allied Capital, 6.340%, 10/13/2012 (1)(6)(7)	NR/BBB+	4,000,000	$3,948,240
BB&T Corp., 4.900%, 06/30/2017	A1/A	3,500,000	3,224,959
BHP Billiton Finance, 5.000%, 12/15/2010	A1/A+	4,835,000	4,771,284
Charles Schwab Corp., 8.050%, 03/01/2010	A2/A-	210,000	222,287
Comerica Inc., 4.800%, 05/01/2015	A3/A-	1,500,000	1,393,103
Emigrant Capital Trust II, 7.3181%, 04/14/2034 (1)(2)	NR/NR	850,000	848,501
FIA Card Services NA, 6.625%, 06/15/2012	Aa1/AA	2,700,000	2,819,966
Fifth Third Bancorp, 4.500%, 06/01/2018	A1/A	75,000	66,307
First Empire Capital Trust, 8.277%, 06/01/2027	A3/BBB	25,000	26,072
FMR Corp., 7.490%, 06/15/2019 (1)	Aa3/AA-	5,000,000	5,715,325
General Electric Capital Corp., Series A, 5.875%, 01/15/2010	Aaa/AAA	2,250,000	2,278,618
HSBC Holdings PLC, 6.500%, 05/02/2036	Aa3/A+	200,000	206,212
Leucadia National Corp.:
7.000%, 08/15/2013	Ba2/BB	1,500,000	1,477,500
7.125%, 03/15/2017 (1)	Ba2/BB	8,500,000	8,287,500
8.650%, 01/15/2027	B1/B	635,000	663,575
Manufacturers & Traders Trust Co., 3.850%, 04/01/2013 (1)	A2/A-	526,000	519,783
Marshall & Ilsley Bank, 2.900%, 08/18/2009	Aa3/A+	590,909	575,465
Merrill Lynch & Company Inc., Series CPI, 4.170%,
10/01/2009 (2)	Aa3/AA-	1,500,000	1,291,545
Residential Capital, 6.375%, 06/30/2010	Baa3/BBB-	3,000,000	2,963,256
Royal Bank of Canada, Series YCD, 4.700%, 07/19/2010	Aaa/AA-	1,250,000	1,221,483
Union Bank of California, 5.950%, 05/11/2016	A1/A	3,000,000	2,986,491
USAA Capital Corp., Series MTNB, 4.640%, 12/15/2009 (1)	Aa1/AAA	1,500,000	1,475,976
Wachovia Capital Trust III, 5.800%, 08/29/2049	A2/A-	3,300,000	3,288,318
Washington Mutual, Inc., 8.250%, 04/01/2010	A3/BBB+	3,200,000	3,407,104
Wells Fargo & Co., 4.625%, 08/09/2010	Aa1/AA+	4,300,000	4,207,821
			57,886,691

Foreign Financials 0.25%
Swedish Export Credit,
4.125%, 10/15/2008 (Sweden)	Aa1/AA+	2,500,000	2,466,570

Insurance 0.74%
Berkshire Hathaway, 4.850%, 01/15/2015	Aaa/AAA	1,000,000	951,486
Commerce Group Inc., 5.950%, 12/09/2013	Baa2/BBB	225,000	223,193
Fund American Companies Inc., 5.875%, 05/15/2013	Baa2/BBB	4,375,000	4,307,437
Prudential Financial, 4.350%, 05/12/2015	A3/A+	1,651,653	1,563,471
Zurich Reinsurance, 7.125%, 10/15/2023	Baa3/BBB	200,000	203,000
			7,248,587

98	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Real Estate Investment Trusts (REITs) 8.54%
Apartments 0.66%
BRE Properties Inc., 7.450%, 01/15/2011	Baa2/BBB	1,200,000	$1,272,923
Colonial Realty LP, 4.750%, 02/01/2010	Baa3/BBB-	3,210,000	3,143,033
United Dominion Realty Trust:
3.900%, 03/15/2010	Baa2/BBB	625,000	597,677
5.250%, 01/15/2015	Baa2/BBB	1,575,000	1,503,886
			6,517,519

Diversified 1.35%
iStar Financial Inc., 6.500%, 12/15/2013	Baa2/BBB	4,116,000	4,175,608
National Retail Properties, Inc., 6.250%, 06/15/2014	Baa3/BBB-	975,000	983,656
Prime Property Funding, 5.600%, 06/15/2011 (1)	A3/A	2,410,000	2,398,369
Vornado Realty LP, 4.750%, 12/01/2010	Baa2/BBB	2,101,000	2,037,497
Washington REIT, 5.250%, 01/15/2014	Baa1/A-	3,850,000	3,732,564
			13,327,694

Healthcare 0.93%
Health Care Property Investors Inc., 7.072%, 06/08/2015	Baa3/BBB	2,000,000	2,081,888
Health Care REIT Inc., 5.875%, 05/15/2015	Baa2/BBB-	1,500,000	1,462,840
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011	Baa3/BBB-	375,000	403,798
5.125%, 04/01/2014	Baa3/BBB-	3,125,000	2,952,069
Nationwide Health, 6.000%, 05/20/2015	Baa3/BBB-	2,000,000	1,959,842
Senior Housing Properties Trust, 8.625%, 01/15/2012	Ba2/BB+	325,000	349,375
			9,209,812

Hotels 0.31%
Host Marriott Corp., Series Q, 6.750%, 06/01/2016	Ba1/BB	3,075,000	3,028,875

Office Property 1.16%
Boston Properties LP, 5.000%, 06/01/2015	Baa2/BBB+	375,000	355,357
Highwoods Properties Inc., 5.850%, 03/15/2017 (1)	Ba1/BBB-	4,500,000	4,360,473
HRPT Properties Trust, 5.750%, 02/15/2014	Baa2/BBB	2,940,000	2,896,423
Mack-Cali Realty LP, 5.125%, 02/15/2014	Baa2/BBB	3,975,000	3,805,371
			11,417,624
Regional Malls 1.52%
Rouse Co., 8.000%, 04/30/2009	Ba1/BB+	775,000	804,265
Simon Property Group:
6.100%, 05/01/2016	A3/A-	2,500,000	2,534,612
5.250%, 12/01/2016	A3/A-	8,950,000	8,537,217
7.375%, 06/15/2018	A3/A-	2,868,000	3,165,185
			15,041,279

1-800-392-CORE (2673) ■ www.westcore.com	99

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Restaurants 0.09%
Trustreet Properties Inc., 7.500%, 04/01/2015	Aaa/AAA	850,000	$915,285

Shopping Centers 1.61%
Developers Diversified Realty, 5.375%, 10/15/2012	Baa2/BBB	2,200,000	2,158,310
Kimco Realty Corp.:
5.980%, 07/30/2012	Baa1/A-	1,800,000	1,828,030
5.783%, 03/15/2016	Baa1/A-	2,000,000	1,978,282
Price Development Co. LP, 7.290%, 03/11/2008 (6)	Ba1/BB+	1,000,000	1,005,460
Weingarten Realty Investors:
7.000%, 07/15/2011	Baa1/A-	550,000	579,286
4.857%, 01/15/2014	Baa1/A-	2,015,000	1,909,350
6.640%, 07/15/2026	Baa1/A-	545,000	567,433
Westfield Capital, 5.700%, 10/01/2016 (Australia) (1)	A2/A-	6,000,000	5,906,472
			15,932,623

Timber 0.24%
Plum Creek Timberland, 5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,327,455

Warehouse 0.67%
Prologis Trust:
5.500%, 04/01/2012	Baa1/BBB+	4,375,000	4,342,914
7.810%, 02/01/2015	Baa1/BBB+	1,000,000	1,080,792
7.625%, 07/01/2017	Baa1/BBB+	1,100,000	1,223,660
			6,647,366

Total Financial
(Cost $154,368,491)			151,967,380

Industrial 16.30%
Airlines 0.11%
Delta Air Lines Inc., 10.000%, 08/15/2008 ** (5)	NR/NR	336,000	23,940
FedEx Corp.:
Series A2, 7.890%, 09/23/2008	Baa1/BBB+	273,048	276,359
Series 1997-A, 7.500%, 01/15/2018 (4)	A3/A+	709,667	773,207
			1,073,506

Autos 3.14%
American Axle & Manufacturing Inc., 5.250%, 02/11/2014	Ba3/BB	850,000	743,750
American Honda Finance Corp., 5.125%, 12/15/2010 (1)	Aa3/A+	3,600,000	3,567,470
DaimlerChrysler NA Holdings Corp., 6.500%, 11/15/2013	Baa1/BBB	3,075,000	3,179,962
Dana Corp., 5.850%, 01/15/2015 ** (5)	WR/NR	1,600,000	1,544,000
Delphi Corp., 6.500%, 05/01/2009 ** (5)	WR/NR	1,000,000	1,197,500
Ford Capital BV, 9.500%, 06/01/2010 (Netherlands)	Caa1/CCC+	1,200,000	1,224,000

100	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Ford Motor Co., 7.450%, 07/16/2031	Caa1/CCC+	2,775,000	$2,230,406
Ford Motor Credit Co.:
7.875%, 06/15/2010	B1/B	2,000,000	2,000,908
8.000%, 12/15/2016	B1/B	3,250,000	3,118,040
General Motors Acceptance Corp., 7.560%, 12/01/2014 (2)	Ba1/BB+	5,550,000	5,613,919
General Motors Corp., 8.250%, 07/15/2023	Caa1/B-	2,850,000	2,611,313
Strats-DaimlerChrysler CPI Notes,
Series DCX, 4.570%, 11/15/2013 (1)(2)(7)	NR/BBB	3,465,000	3,194,384
Visteon Corp., 8.250%, 08/01/2010	Caa2/CCC+	750,000	748,125
			30,973,777

Beverages 0.94%
Diageo Finance BV (Netherlands), 5.300%, 10/28/2015	A3/A-	9,700,000	9,322,069

Brewery 0.06%
Anheuser-Busch Companies Inc.:
4.950%, 01/15/2014	A2/A	175,000	167,210
5.050%, 10/15/2016	A2/A	450,000	422,469
			589,679

Cable & Media 1.62%
AT&T Broadband Corp., 8.375%, 03/15/2013	Baa2/BBB+	2,975,000	3,324,824
CCH I Holdings, LLC, 11.125%, 01/15/2014	Caa3/CCC	308,000	299,530
CCH I, LLC, 11.000%, 10/01/2015	Caa2/CCC	253,000	265,334
Cox Communications Inc., 7.250%, 11/15/2015	Baa3/BBB-	3,000,000	3,219,987
Cox Enterprises Inc., 7.875%, 09/15/2010 (1)	Baa3/BB+	3,000,000	3,165,687
DirecTV Holdings, 6.375%, 06/15/2015	Ba3/BB-	1,650,000	1,555,125
Rogers Cable Inc., 5.500%, 03/15/2014	Baa3/BBB-	1,275,000	1,238,103
Time Warner Inc., 9.150%, 02/01/2023	Baa2/BBB+	2,410,000	2,920,288
			15,988,878

Chemicals 0.32%
Borden Inc., 7.875%, 02/15/2023	Caa1/CCC+	775,000	666,500
Dow Chemical Co., 6.125%, 02/01/2011	A3/A-	350,000	355,150
Ferro Corp., 9.125%, 01/01/2009	B1/B+	1,325,000	1,378,000
PPG Industries Inc., 6.875%, 02/15/2012	A2/A	688,000	717,634
			3,117,284

Healthcare 2.40%
Baxter FinCo BV (Netherlands), 4.750%, 10/15/2010	Baa1/A	1,175,000	1,149,729
Coventry Health Care Inc.:
6.125%, 01/15/2015	Ba1/BBB	1,195,000	1,194,052
5.950%, 03/15/2017	Ba1/BBB	8,400,000	8,209,060
Davita Inc., 7.250%, 03/15/2015	B2/B	600,000	595,500

1-800-392-CORE (2673) ■ www.westcore.com	101

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Eli Lilly & Co., 5.500%, 03/15/2027	Aa3/AA	10,000,000	$9,356,030
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 03/15/2014 (1)(6)(7)	NR/NR	1,175,000	1,233,750
Tenet Healthcare Corp., 9.875%, 07/01/2014	Caa1/CCC+	2,000,000	1,990,000
			23,728,121

Leisure 2.74%
Caesars Entertainment Inc., 7.000%, 04/15/2013	Baa3/BB	4,500,000	4,719,348
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (1)	Caa1/CCC+	900,000	891,000
Hilton Hotels Corp., 7.500%, 12/15/2017	Ba1/BB+	5,057,000	5,088,606
Las Vegas Sands Corp., 6.375%, 02/15/2015	Ba3/BB	2,000,000	1,912,500
Mashantucket West, 5.912%, 09/01/2021 (1)	Baa2/BBB-	1,600,000	1,493,254
MGM Mirage:
7.625%, 07/15/2013	B1/B+	1,500,000	1,462,500
7.250%, 08/01/2017	Ba2/BB	4,050,000	3,989,250
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Baa3/BBB-	2,250,000	2,229,712
Station Casinos Inc., 6.875%, 03/01/2016	Ba3/B	2,900,000	2,573,750
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B1/BB+	2,750,000	2,664,063
			27,023,983

Other Industrial 4.39%
Advanced Micro Devices Inc., 7.750%, 11/01/2012	Ba2/BB-	645,000	609,525
Amerigas Partners, 7.250%, 05/20/2015	B1/NR	1,250,000	1,243,750
Aramark Corp., 8.500%, 02/01/2015 (1)	B3/B-	7,575,000	7,745,437
BAE Systems Holdings Inc., 4.750%, 08/15/2010 (1)	Baa2/BBB	1,775,000	1,736,914
Burlington Northern SantaFe Co., 4.575%, 01/15/2021	Aa2/A	1,597,234	1,501,977
Burlington Resources Inc., 6.875%, 02/15/2026	A2/A-	1,000,000	1,069,815
Costco Wholesale Corp., 5.500%, 03/15/2017	A2/A	2,800,000	2,734,956
CSX Transportation Inc., 9.750%, 06/15/2020	Baa3/BBB-	1,250,000	1,600,547
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	Ba3/BB	2,800,000	2,996,000
GATX Corp., 5.697%, 01/02/2025 (1)(6)	A3/A-	281,611	276,052
International Steel Group Inc., 6.500%, 04/15/2014	Baa3/BBB	1,100,000	1,123,220
Kennametal Inc., 7.200%, 06/15/2012	Baa3/BBB	7,880,000	8,277,325
Levi Strauss & Co., 9.750%, 01/15/2015	B2/B	500,000	537,500
McDonald’s Corp., 7.310%, 09/15/2027	A3/A-	1,525,000	1,528,561
Science Applications:
6.250%, 07/01/2012	A3/A-	2,700,000	2,754,902
5.500%, 07/01/2033	A3/A-	1,225,000	1,055,187
Sweetwater Investors LLC, 5.875%, 05/15/2014 (1)	NR/BBB-	549,637	541,524
West Fraser Timber Co. Ltd., 5.200%, 10/15/2014 (1)	Baa3/BBB	5,400,000	4,965,122
WM Wrigley Jr Co., 4.650%, 07/15/2015	A1/A+	1,125,000	1,045,953
			43,344,267

102	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Retail-Drug Stores 0.20%
CVS Caremark Corp., 5.750%, 06/01/2017	Baa2/NR	2,000,000	$1,933,224

Telecom & Related 0.38%
American Tower Corp., 7.500%, 05/01/2012	Ba1/BB+	500,000	516,250
Anixter International Inc., 5.950%, 03/01/2015	Ba1/BB+	1,325,000	1,245,500
Qwest Communications International Inc., 8.860%, 02/15/2009(2)	Ba3/B+	333,000	337,995
Rogers Wireless Inc.,6.375%, 03/01/2014	Baa3/BBB-	1,500,000	1,518,053
Verizon Global, 4.375%, 06/01/2013	A3/A	125,000	116,549
			3,734,347

Total Industrial
(Cost $163,012,408)			160,829,135

Utilities & Energy 11.73%
Energy-Non Utility 6.28%
Ametek Inc., 7.200%, 07/15/2008	Baa3/BBB	2,035,000	2,054,941
Consumers Energy Co.:
Series B, 6.875%, 03/01/2018	Baa1/BBB	1,564,000	1,650,256
5.650%, 04/15/2020	Baa1/BBB	1,225,000	1,175,389
Duke Capital LLC, 5.668%, 08/15/2014	Baa1/BBB	3,200,000	3,091,014
Duke Energy Carolinas LLC, 5.300%, 10/01/2015	A2/A	525,000	508,616
Enbridge Energy Partners LP, 5.875%, 12/15/2016	Baa2/BBB	1,500,000	1,467,569
Energy Transfer Partners LP, 5.650%, 08/01/2012	Baa3/BBB-	1,325,000	1,310,983
Enterprise Products Operating LP, 8.375%, 08/01/2066	Ba1/BB	3,125,000	3,340,497
Forest Oil Corp., 7.250%, 06/15/2019 (1)	B1/B+	9,825,000	9,579,375
Kerr-McGee Corp., 6.950%, 07/01/2024	Baa3/BBB-	4,500,000	4,680,463
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	Baa2/BBB	4,450,000	4,203,510
Kinder Morgan Finance, 5.700%, 01/05/2016	Ba2/BB-	4,000,000	3,692,748
Magellan Midstream Partners, 6.450%, 06/01/2014	Baa3/BBB	800,000	822,761
Northern Border Partners LP:
8.875%, 06/15/2010	Baa2/BBB	1,000,000	1,087,206
7.100%, 03/15/2011	Baa2/BBB	1,000,000	1,045,765
6.150%, 10/01/2016	Baa2/BBB	1,800,000	1,798,537
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)	A2/A	350,000	346,311
Tennessee Gas Pipeline Co.,
7.000%, 03/15/2027	Baa3/BB	75,000	77,532
7.000%, 10/15/2028	Baa3/BB	9,775,000	10,115,385
Transcontinental Gas Pipe Line:
6.250%, 01/15/2008	Ba1/BB+	50,000	50,312
6.400%, 04/15/2016	Ba1/BB+	5,725,000	5,767,938
Valero Energy Corp., 6.125%, 06/15/2017	Baa3/BBB	3,175,000	3,170,599
Whiting Petroleum Corp., 7.000%, 02/01/2014	B1/B	1,000,000	945,000
			61,982,707

1-800-392-CORE (2673) ■ www.westcore.com	103

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Utilities 5.45%
CE Electric UK Funding Co. (United Kingdom),
6.995%, 12/30/2007 (1)	Baa1/BBB-	600,000	$604,189
Centerpoint Energy Inc., 7.250%, 09/01/2010	Ba1/BBB-	2,350,000	2,455,799
Commonwealth Edison Co., Series 104, 5.950%, 08/15/2016	Baa2/BBB	5,275,000	5,173,066
Curtis Palmer Inc., 5.900%, 07/15/2014 (1)	NR/BBB+	825,000	829,405
FPL Group Capital, Inc.:
5.625%, 09/01/2011	A2/A-	2,000,000	2,001,298
6.350%, 10/01/2066	A3/BBB+	3,900,000	3,803,970
Georgia Power Co., Series 07-A, 5.650%, 03/01/2037	A2/A	850,000	788,148
Indianapolis Power & Light Co., 6.300%, 07/01/2013 (1)	Baa1/BBB-	400,000	408,172
Midamerican Energy Holdings Co., 5.875%, 10/01/2012	Baa1/BBB+	200,000	201,951
Nevada Power Co.:
5.950%, 03/15/2016	Ba1/BB+	9,067,000	8,910,241
6.750%, 07/01/2037 (6)	Ba1/BB+	2,850,000	2,888,617
Pacific Gas & Electric, 4.800%, 03/01/2014	Baa1/BBB+	700,000	662,490
Pacificorp, 6.900%, 11/15/2011	A3/A-	2,107,000	2,215,234
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	200,000	211,609
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)	Baa2/BBB	195,940	197,282
Power Receivables Finance LLC, 6.290%, 01/01/2012 (1)	Baa2/BBB	69,097	69,887
Public Service Co. of Oklahoma, 6.150%, 08/01/2016	Baa1/BBB	3,075,000	3,079,056
San Diego Gas & Electric Co., 6.000%, 06/01/2026	A1/A+	3,550,000	3,562,535
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)	Baa3/BBB-	271,002	269,474
Tenaska Virginia Partners LP, 6.119%, 03/30/2024 (1)	Baa3/BBB-	235,961	234,330
TXU Electric Delivery Co., 7.000%, 09/01/2022	Baa2/BBB-	10,577,000	11,072,406
Westar Energy, Inc., 5.100%, 07/15/2020	Baa2/BBB-	3,265,000	2,944,423
WPD Holdings:
6.875%, 12/15/2007 (1)	Baa3/BBB-	150,000	150,577
7.250%, 12/15/2017 (1)	Baa3/BBB-	875,000	920,085
Yorkshire Power Finance, 6.496%, 02/25/2008	Baa1/BBB-	175,000	176,157
			53,830,401
Total Utilities & Energy
(Cost $117,336,544)			115,813,108

Total Corporate Bonds
(Cost $434,717,443)			428,609,623

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 32.90%
Asset-Backed Securities 4.20%
ACE Securities Corp.,
Series 2003-MH1, Class A2, 3.280%, 04/15/2008 (1)(4)	Aaa/AAA	34,810	34,711
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 04/06/2012	Aaa/AAA	4,000,000	3,987,160

104	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Banc of America Funding Corp.,
Series 2005-4, Class 1A4, 5.500%, 08/01/2035	Aa1/AAA	1,500,000	$1,401,601
Bank of America Alternative Loan Trust,
Series 2005-4 CB9, 5.500%, 04/25/2020 (4)	Aa1/NR	833,000	799,625
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.9128%, 10/25/2033 (2)	Aaa/AAA	250,054	242,051
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 01/18/2011	Aaa/AAA	1,100,000	1,092,203
Chase Mortgage Finance Corp.,
Series 2007-S2, Class 2A1, 5.500%, 03/25/2037	Aaa/AAA	16,994,768	16,800,195
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.900%, 05/15/2008 (4)	Aaa/AAA	300,000	293,920
Series 2005-B1, Class B1, 4.400%, 09/15/2010	A2/A	2,500,000	2,470,640
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 06/01/2031 (1)(7)	NR/AAA	1,250,000	1,250,958
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.4798%, 11/25/2014 (4)	Aaa/AAA	348,319	335,855
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 03/01/2011 (4)	Aaa/AAA	400,000	407,915
Diversified REIT Trust,
Series 1999-1A, Class D, 6.780%, 03/18/2011	Baa3/NA	300,000	299,914
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 09/15/2010	Aaa/AAA	3,000,000	2,963,688
Harley-Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.760%, 03/15/2008 (4)	Aaa/AAA	215,578	214,007
Series 2007-1, Class B, 5.370%, 01/15/2011 (4)	A1/A	1,000,000	994,288
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 04/20/2014 (1)(4)	Aaa/AAA	698,845	690,403
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.100%, 03/25/2009 (4)	Aaa/AAA	275,733	270,985
Vanderbilt Mortgage Finance,
Series 2002-B, Class B1, 5.850%, 04/07/2018	Baa2/BBB	550,000	542,277
Washington Mutual,
Series 2003-AR3, Class B1, 4.780%, 04/25/2033	Aaa/AAA	163,916	161,989
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.736%, 12/25/2033	NR/AAA	957,036	930,387
Series 2004-O, Class A1, 4.8967%, 08/25/2034	Aaa/AAA	4,983,325	4,857,376
Series 2004-E, Class A1, 4.911%, 11/25/2039	Aaa/AAA	346,582	336,817
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.980%, 12/26/2008	Aaa/AAA	55,991	56,564
			41,435,529

1-800-392-CORE (2673) ■ www.westcore.com	105

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Collateralized Debt Obligations 1.32%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 8.270%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	$506,445
Archstone (Ireland),
Series 2005-C1, 7.410%, 03/20/2010 (1)(2)(7)	NR/NR	1,300,000	1,347,125
Crest Ltd., Series 2003-1A (Cayman Islands)
Class PS, 8.500%, 08/28/2012 (1)(3)(4)(7)	NR/BB-	800,000	503,520
Crest Ltd., Series 2003-2A (Cayman Islands)
Class PS, 6.000%, 12/28/2013 (1)(3)(4)(6)(7)	NR/NR	620,174	352,941
Crest Ltd., Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba2/BB	750,000	694,575
Fairfield Street Solar, Class F, 10.225%,
12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,000,000	989,800
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 22.000%,
12/04/2012 (1)(3)(4)(7)	NR/NR	150,000	129,998
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB+	600,000	592,320
Preferred CPO Ltd. (Cayman Islands),
10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,000,000	1,079,844
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 24.907%, 07/03/2012 (1)(3)(4)(7)	NR/NR	250,000	116,562
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 07/03/2013 (1)(3)(4)(7)	NR/NR	350,000	241,167
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Subordinate Income Notes, 5.300%, 09/24/2008 (1)(2)(4)(6)(7)	A2/NR	500,000	495,680
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/03/2013 (1)(3)(4)(7)	NR/NR	350,000	257,022
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 12/24/2013 (1)(3)(4)(7)	NR/NR	500,000	406,512
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 18.000%, 03/24/2014 (1)(3)(4)(7)	NR/NR	500,000	397,850
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 17.500%, 06/17/2014 (1)(3)(4)(7)	NR/NR	500,000	395,725
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 16.800%, 02/15/2014 (1)(3)(4)(7)	NR/NR	500,000	362,500
Series 2005-1, 14.100%, 03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	667,500
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, 11.000%, 02/06/2014 (1)(3)(4)(6)(7)	Ba3/NR	800,000	320,000
Soloso Bank Pref (Cayman Islands),
15.000%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	695,438
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	251,525

106	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Tricadia (Cayman Islands):
Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	$200,000
Series 2004-2A, Class C, 8.8763%, 12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	485,577	461,070
Tropic (Cayman Islands):
Series 2003-1A, Class PS, 12.850%, 10/15/2013 (1)(3)(4)(7)	NR/NR	1,000,000	699,060
Series 2004-1A, Class PS, 16.500%, 04/15/2014 (1)(3)(4)(6)(7)	NR/NR	1,000,000	827,500
			12,991,679

Collateralized Mortgage Obligations 0.13%
Banc of America Mortgage Securities, Inc.:
Series 2005-2, Class 1A12, 5.500%, 03/25/2035	NR/AAA	337,369	320,504
Series 2005-8, Class A14, 5.500%, 09/25/2035	Aa1/AAA	1,000,000	937,202
			1,257,706

Commercial Mortgage-Backed Securities 1.05%
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)	Ba2/NR	1,225,000	1,204,740
Series 2006-1, Class E, 6.495%, 02/15/2036 (1)(4)	Ba3/NR	1,000,000	999,801
SBA CMBS Trust:
Series 2006-1A, Class A, 5.314%, 11/15/2036 (1)	Aaa/NR	4,570,000	4,505,193
Series 2006-1A, Class C, 5.559%, 11/15/2036 (1)	A2/NR	3,300,000	3,259,727
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(6)(7)	Baa3/BB+	387,491	441,619
			10,411,080

Agency Mortgage-Backed Securities 26.20%
FHLMC:
Gold Pool #G00336, 6.000%, 10/01/2024		239,993	239,262
Gold Pool #G08061, 5.500%, 06/01/2035		1,769,724	1,711,123
Gold Pool #G01960, 5.000%, 12/01/2035		8,152,810	7,663,388
Gold Pool #A41748, 5.000%, 01/01/2036		10,903,064	10,248,542
Gold Pool #A42128, 5.500%, 01/01/2036		17,375,828	16,800,462
Gold Pool #G02064, 5.000%, 02/01/2036		13,630,943	12,812,664
Gold Pool #G02386, 6.000%, 11/01/2036		35,109,808	34,817,168
Pool #781804, 5.067%, 07/01/2034 (2)		3,217,154	3,136,342
Pool #781811, 5.114%, 07/01/2034 (2)		1,562,508	1,525,383
Pool #781958, 5.080%, 09/01/2034 (2)		4,103,928	3,993,315
FNMA:
Pool #356801, 6.000%, 12/01/2008		4,189	4,198
Pool #703703, 5.035%, 01/01/2033 (2)		126,335	125,520
Pool #555717, 4.343%, 08/01/2033 (2)		343,824	337,610
Pool #779610, 4.995%, 06/01/2034 (2)		436,490	428,716
Pool #725705, 5.000%, 08/01/2034		3,387,888	3,190,767
Pool #809894, 4.920%, 03/01/2035 (2)		2,385,992	2,333,486
Pool #809893, 5.083%, 03/01/2035 (2)		1,952,256	1,926,412

1-800-392-CORE (2673) ■ www.westcore.com	107

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Pool #255706, 5.500%, 05/01/2035		19,837,445	$19,184,555
Pool #836496, 5.000%, 10/01/2035		16,891,647	15,873,097
Pool #735897, 5.500%, 10/01/2035		10,264,037	9,926,227
Pool #850582, 5.500%, 01/01/2036		6,081,614	5,881,456
Pool #845471, 5.000%, 05/01/2036		1,531,366	1,422,948
Pool #190377, 5.000%, 11/01/2036		20,830,830	19,574,752
Pool #888405, 5.000%, 12/01/2036		5,134,647	4,825,033
Pool #256526, 6.000%, 12/01/2036		37,281,221	36,759,433
Pool #90777, 6.000%, 12/01/2036		13,668,372	13,477,069
Pool #910881, 5.000%, 02/01/2037		15,227,633	14,149,547
GNMA:
Pool #780019, 9.500%, 12/15/2009 (2)		40,994	42,215
Pool #550656, 5.000%, 09/15/2035		2,585,729	2,449,071
Pool #609003, 5.000%, 08/15/2036		9,349,488	8,848,636
Pool #658056, 5.000%, 08/15/2036		4,781,469	4,525,326
Pool #658568, 5.000%, 08/15/2036		333,607	315,736
			258,549,459

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $332,974,866)			324,645,453

U.S. Government & Agency Obligations 10.94%
FHLB, 5.125%, 11/18/2013	Aaa/AAA	75,000	73,075
FNMA:
3.919%, 02/17/2009 (2)	Aaa/AAA	2,000,000	1,928,380
8.200%, 03/10/2016	Aaa/AAA	55,000	65,507
			1,993,887

Strats-FHLB, 4.170%, 08/15/2019 (1)(2)(7)	Aaa/AAA	2,150,000	1,927,582
U.S. Treasury Bond, 6.000%, 02/15/2026	Aaa/AAA	28,100,000	30,681,716
U.S. Treasury Note:
4.375%, 12/31/2007	Aaa/AAA	28,000,000	27,936,580
3.375%, 11/15/2008	Aaa/AAA	11,800,000	11,552,943
4.250%, 01/15/2011	Aaa/AAA	16,500,000	16,157,114
3.625%, 05/15/2013	Aaa/AAA	200,000	187,047
4.000%, 02/15/2015	Aaa/AAA	9,000,000	8,430,471
			64,264,155

U.S. Treasury Strip Bond,
0.000%, 11/15/2018	Aaa/AAA	16,200,000	9,027,239

Total U.S. Government & Agency Obligations
(Cost $109,632,413)			107,967,654

108	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Money Market Mutual Funds 8.90%
Goldman Sachs Financial Square Prime Obligations
Fund - FST Shares		49,089,050	$49,089,050
Morgan Stanley Institutional Liquidity Funds Prime Portfolio		38,752,042	38,752,042

Total Money Market Mutual Funds
(Cost $87,841,092)			87,841,092

Total Investments
(Cost $993,526,649)		98.93%	976,319,117

Other Assets in Excess of Liabilities		1.07%	10,528,658

Net Assets		100.00%	$986,847,775

See Notes to Statement of Investments

Westcore Plus Bond
Country Breakdown as of June 30, 2007
Country	Market Value	%
United States	$854,813,317	86.61%
Netherlands	11,695,798	1.19%
Cayman Islands	11,644,554	1.18%
Australia	5,906,472	0.60%
Sweden	2,466,570	0.25%
Ireland	1,347,125	0.14%
United Kingdom	604,189	0.06%
Money Market Mutual Funds	87,841,092	8.90%
Total Investments	976,319,117	98.93%
Other Assets in Excess of Liabilities	10,528,658	1.07%
Net Assets	$986,847,775	100.00%

1-800-392-CORE (2673) ■ www.westcore.com	109

Westcore Colorado Tax-Exempt Fund

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Certificates of Participation 7.77%
Colorado State Certificate of Participation
UCDHSC Fitzsimons Academic,
5.000%, 11/01/2018, Optional 11/01/2015, MBIA	Aaa/AAA	700,000	$735,938
Denver City & County Co., Certificate of Participation,
3.770%, 12/01/2029, Optional 07/04/2007, AMBAC	Aaa/AAA	1,000,000	1,000,000
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded
12/15/2007 @ 101.00, MBIA	Aaa/AAA	500,000	508,010
Larimer County, Certificate of Participation,
Courthouse & Jail Facilities Lease Purchase Agreement,
4.750%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	505,900
Regional Transportation District.,
5.000%, 12/01/2022, Optional 07/04/2007, AMBAC	Aaa/AAA	1,000,000	1,051,330
University of Colorado Certificates of Participation,
5.000%, 06/01/2023, Optional 06/01/2013
@ 100.00, AMBAC	Aaa/AAA	150,000	157,734
Weld County, Certificate of Participation, Correctional
Facilities Lease Purchase Agreement,
5.350%, 08/01/2010, Optional anytime @ 100.00, MBIA	Aaa/AAA	510,000	515,656

Total Certificates of Participation
(Cost $4,436,325)			4,474,568

General Obligation Bonds 34.59%
County-City-Special District-School District 34.59%
Adams & Arapahoe Counties Joint School District 28J,
5.350%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	283,481
Adams & Weld Counties School District 27J,
4.750%, 12/01/2017, Prerefunded
12/01/2014 @ 100.00, FGIC	Aaa/AAA	500,000	517,005
Adams 12 Five Star Schools:
zero coupon, 12/15/2024, Optional
12/15/2016 @ 67.784, FGIC	Aaa/AAA	2,385,000	1,011,168
zero coupon, 12/15/2025,
Optional 12/15/2017 @ 68.636	Aaa/AAA	800,000	318,280
Adams County School District 12, Series A:
5.000%, 12/15/2020, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	521,610
5.000%, 12/15/2021, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/NR	200,000	212,234

110	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Basalt Colorado Sanitation District,
5.000%, 12/01/2018, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	125,000	$128,929
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.400%, 08/15/2015, Optional 08/15/2010 @ 100.00	Aa1/AA+	500,000	521,900
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.000%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC	Aaa/AAA	1,000,000	1,014,410
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00	Aa3/AA	300,000	306,963
Carbondale & Rural Fire Protection District, Garfield,
Gunnison & Pitkin Counties,
5.200%, 12/01/2010, Optional on 30 days notice
@ 100.00, AMBAC	Aaa/AAA	100,000	100,119
City & County of Denver Board Water Commissioners,
5.500%, 10/01/2011	Aa1/AA+	250,000	264,872
City & County of Denver, School District No. 1, Series A:
5.000%, 12/01/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	500,000	526,515
5.500%, 12/01/2022, FGIC	Aaa/AAA	500,000	566,455
Clear Creek County School District Re-1,
4.300%, 12/01/2013, Optional 12/01/2012
@ 100.00, FSA	Aaa/AAA	125,000	126,802
Denver West Metropolitan District:
4.050%, 12/01/2013	NR/NR	500,000	476,385
4.250%, 12/01/2016, Optional 12/01/2015 @ 100.00	NR/NR	140,000	135,087
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	526,665
5.250%, 12/15/2017, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,053,330
Eagle Bend Metropolitan District No 2,
4.500%, 12/01/2025, Optional 12/01/2015
@ 100.00, RADIAN	NR/AA	400,000	393,104
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC	Aaa/AAA	290,000	301,403
5.250%, 12/01/2015, Prerefunded 12/01/2009
@ 101.00, FGIC	Aaa/AAA	710,000	739,579
El Paso County School District 2:
5.250%, 12/01/2012, Optional 12/01/2010
@ 100.00, MBIA	Aaa/AAA	250,000	260,495
5.000%, 12/01/2023, Optional 12/01/2012
@ 100.00, MBIA	Aaa/NR	250,000	257,138

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Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

El Paso County School District 12,
5.000%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	$1,044,520
Evergreen Park & Recreation District,
5.250%, 12/01/2017, Prerefunded 12/01/2010
@ 100.00, AMBAC	Aaa/NR	115,000	119,939
Garfield, Pitkin & Eagle Counties Roaring Fork
School District Re-1, 5.000%, 12/15/2020,
Optional 12/15/2020 @ 100.00, FSA	Aaa/AAA	500,000	522,730
Jefferson County School District R-1:
5.250%, 12/15/2011, Prerefunded 12/15/2008
@101.00, FGIC	Aaa/AAA	750,000	772,980
5.000%, 12/15/2018, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	800,000	840,008
5.000%, 12/15/2024, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	1,000,000	1,039,640
La Plata County School District 9-R,
5.250%, 11/01/2020, Prerefunded 11/01/2012
@100.00, MBIA	Aaa/NR	125,000	132,478
Larimer County, Poudre School District R-1:
5.500%, 12/15/2008	Aa3/AAA	500,000	511,895
5.000%, 12/15/2016, Optional 12/15/2008
@ 100.00, FSA	NR/AAA	700,000	710,206
6.000%, 12/15/2017, Prerefunded 12/15/2010
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,067,380
Mesa County Valley School District 51:
5.000%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	500,000	521,975
5.000%, 12/01/2022, Optional 12/01/2013
@ 100.00, MBIA	Aaa/NR	300,000	312,801
5.000%, 12/01/2024, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	565,000	587,289
Pitkin County Open Space Acquisition,
5.250%, 12/01/2018, Prerefunded 12/01/2010
@ 100.00, AMBAC	Aaa/NR	340,000	354,603
Pitkin County School District No. 001,
5.000%, 12/01/2020, Prerefunded 12/01/2011
@ 100.00, FGIC	Aaa/AAA	150,000	156,429
Pueblo County School District 70:
5.000%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	226,026
5.000%, 12/01/2015, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	165,000	$171,463

112	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.000%, 12/15/2012, Optional 12/15/2008
@ 100.00, FGIC	Aaa/AAA	250,000	$253,995

Total General Obligation Bonds
(Cost $19,830,629)			19,910,286

Revenue Bonds 55.87%
Airports 0.87%
Walker Field CO Public Airport Authority,
5.000%, 12/01/2022, Optional 12/01/2017	NR/NR	500,000	500,860

General 0.44%
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/01/2017, Average Life 09/01/2014 (8)	NR/NR	250,000	252,210

Higher Education 0.59%
University of Colorado,
5.375%, 06/01/2026, Optional 06/01/2011	Aa3/AA-	325,000	338,611

Medical 3.66%
Aspen Valley Hospital District,5.000%, 10/15/2021	Baa3/NR	400,000	405,604
Colorado Health Facilities Authority,
5.000%, 09/15/2022, Optional 09/15/2017 (8)	NR/BBB-	700,000	690,424
Denver Health & Hospital Authority:
5.000%, 12/01/2018, Optional 12/01/2017	NR/BBB	500,000	507,475
5.000%, 12/01/2020, Optional 12/01/2016	NR/BBB	500,000	504,460
			2,107,963
Other 0.36%
Boulder County, (Atmospheric Research),
5.000%, 09/01/2022, Optional 09/01/2011
@ 100.00, MBIA	Aaa/AAA	200,000	205,036

Special Tax 39.45%
Aspen Colorado Sales Tax,
5.000%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00	NR/NR	120,000	122,924
Aurora Colorado Golf Course Enterprise:
4.125%, 12/01/2013	Baa2/NR	110,000	104,866
4.250%, 12/01/2014	Baa2/NR	125,000	119,427
4.375%, 12/01/2015	Baa2/NR	125,000	119,727

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Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Broomfield Sales & Use Tax,
5.200%, 12/01/2017, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/NR	500,000	$526,900
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional 11/15/2015
@ 100.00, XLCA	Aaa/AAA	1,000,000	1,045,810
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015 @ 100.00	Aa3/AA-	500,000	474,365
Colorado Department of Transportaion,
4.200%, 06/15/2009, MBIA	Aaa/AAA	225,000	226,541
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/01/2016, Prerefunded 12/01/2010
@ 100.00, RADIAN	NR/AA	125,000	133,331
5.000%, 03/01/2018, Optional 09/01/2015
@100.00, FGIC	Aaa/AAA	500,000	525,240
5.000%, 06/01/2020, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	200,000	205,120
5.000%, 12/01/2021, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	150,000	154,167
5.000%, 12/15/2021, Optional 12/15/2015
@ 100.00, MORAL OBLG	NR/A	180,000	185,726
5.125%, 09/15/2025, Optional 09/15/2015
@ 100.00, XLCA	Aaa/AAA	500,000	524,330
4.625%, 12/15/2028, Optional 12/15/2015
@ 100.00, MORAL OBLG	NR/A	250,000	243,848
Colorado Health Facilities Authority Revenue,
Adventist Sunbelt,
5.125%, 11/15/2020, Optional 11/15/2016 @ 100.00	A1/A+	500,000	515,150
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives,
5.250%, 09/01/2021, Optional 09/01/2011 @ 100.00	Aa2/AA	500,000	524,660
Colorado Health Facilities Authority Revenue, Covenant
Retirement Communities Inc.,
5.250%, 12/01/2025, Optional 12/01/2015 @ 100.00	NR/BBB	500,000	514,690
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran:
5.250%, 06/01/2020, Optional 06/01/2016 @ 100.00	A3/A-	500,000	517,590
5.250%, 06/01/2023, Optional 06/01/2016 @100.00	A3/A-	400,000	413,780
Colorado Health Facilities Authority Revenue,
Park View Medical Center:
5.000%, 09/01/2010	A3/NR	205,000	208,093
5.000%, 09/01/2011	A3/NR	210,000	212,974
5.000%, 09/01/2020, Optional 09/15/2015 @ 100.00	A3/NR	450,000	458,420

114	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Colorado Health Facilities Authority Revenue,
Vail Valley Medical Center:
5.000%, 01/15/2010	NR/BBB+	200,000	$203,222
5.000%, 01/15/2020, Optional 01/15/2015 @ 100.00	NR/BBB+	440,000	447,722
Colorado Health, Facilities Authority,
Poudre Valley Health, Series A:
5.625%, 12/01/2019, Prerefunded 12/01/2009
@ 101.00, FSA	Aaa/NR	500,000	524,865
5.000%, 03/01/2025, Optional 03/01/2015
@ 100.00, FSA	Baa2/BBB+	1,000,000	1,001,190
Colorado Housing & Finance Authority, Variable Rate Note,
3.730%, 11/01/2021	Aaa/AAA	2,000,000	2,000,000
Colorado School of Mines Auxilary Facility Revenue Enterprise,
5.250%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	505,000	532,134
Colorado State Board of Governors University -
Enterprise Revenue Bonds,
5.000%, 12/01/2020, Optional 12/01/2015
@ 100.00, XCLA	Aaa/NR	500,000	521,585
Colorado State College Board of Trustees, Auxilary
Facilities System - Enterprise Revenue Bonds,
5.000%, 05/15/2022, Optional 5/15/2013, MBIA	Aaa/AAA	660,000	682,638
Denver City & County Excise Tax,
5.250%, 09/01/2008, FSA	Aaa/AAA	500,000	508,265
Denver City & County Golf Enterprise:
5.000%, 09/01/2018, Optional 09/01/2016 @ 100.00	Baa2/NR	350,000	350,998
5.000%, 09/01/2019, Optional 09/01/2016 @ 100.00	Baa2/NR	500,000	499,965
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	Aaa/AAA	500,000	523,305
Durango Colorado Sales & Use Tax,
5.500%, 12/01/2016, Optional 12/01/2009
@ 100.00, FGIC	Aaa/AAA	200,000	207,086
Grand Junction Leasing:
5.000%, 06/15/2020, Optional 06/15/2016
@ 100.00, MBIA	Aaa/AAA	390,000	410,678
5.000%, 06/15/2023, Optional 06/15/2016
@ 100.00, MBIA	Aaa/AAA	390,000	406,844
Greeley, Weld County Sales & Use Tax:
4.800%, 10/01/2015, Prerefunded 10/01/2008
@ 100.00, MBIA	Aaa/AAA	250,000	253,195
5.150%, 10/01/2015, Prerefunded 10/01/2010
@ 100.00, MBIA	Aaa/AAA	500,000	518,970

1-800-392-CORE (2673) ■ www.westcore.com	115

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Jefferson County Open Space Sales & Use Tax:
5.000%, 11/01/2012, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	500,000	$511,960
5.000%, 11/01/2019, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	100,000	102,080
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010
@ 100.00	NR/AA+	300,000	315,066
Northwest Parkway Public Highway Authority Revenue,
Zero coupon until 06/15/2011, Convertible
to 5.80% untill 06/15/2025,
Optional 06/15/2016 @ 100.00, FSA	Aaa/AAA	960,000	862,406
Superior Open Space Sales & Use Tax:
4.625%, 06/01/2015	NR/A-	100,000	99,701
4.750%, 06/01/2017, Optional 06/01/2016 @ 100.00	NR/A-	325,000	324,730
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.250%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA	Aaa/AAA	500,000	523,100
University of Colorado Enterprise Systems Revenue Series A,
5.100%, 06/01/2016, Optional 06/01/2011 @ 100.00	Aa3/AA-	150,000	155,576
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 06/01/2024, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	150,000	157,734
5.000%, 06/01/2026, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	750,000	775,185
University of Colorado Hospital Authority,
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	Baa1/NR	445,000	471,384
University of Northern Colorado Auxiliary Facilities,
5.000%, 06/01/2016, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	500,000	516,800
Westminster Sales & Use Tax,
5.000%, 12/01/2014, Optional 12/01/2011@ 100.00	NR/AA+	220,000	227,988
			22,714,051
Utility 10.50%
Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022, XLCA	Aaa/AAA	1,000,000	1,166,630
Boulder County Water & Sewer,
5.300%, 12/01/2012, Prerefunded 12/01/2010 @ 100.00	Aa2/AA+	125,000	130,566
Broomfield Water Activity Enterprise:
5.500%, 12/01/2018, Optional 12/01/2010
@ 101.00, MBIA	Aaa/NR	500,000	527,515

116	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

4.750%, 12/01/2022, Optional 12/01/2012
@ 100.00, MBIA	Aaa/NR	125,000	$127,200
Colorado Water Reservior & Power Development Authority,
5.000%, 09/01/2026, Optional 09/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	517,595
Colorado Water Resources & Power Development Authority,
Drinking Water,
5.000%, 09/01/2017, Optional 09/01/2012 @ 100.00	Aaa/AAA	500,000	520,460
Colorado Water Resources & Power Development Authority,
Small Water Resources,
5.700%, 11/01/2015, Prerefunded 11/01/2010
@ 100.00, FGIC	Aaa/AAA	235,000	248,122
5.700%, 11/01/2015, Optional 11/01/2010
@ 100.00, FGIC	Aaa/AAA	265,000	279,207
Colorado Water Resources & Power Development Authority,
Waste Water Revolving Fund,
5.500%, 09/01/2019	Aa1/AA	500,000	559,330
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	256,495
Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/01/2009, Optional 12/01/2008
@ 100.00, FSA	Aaa/AAA	500,000	502,765
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013
@ 100.00, FSA	Aaa/NR	150,000	154,695
Municipal Subdistrict, Northern Colorado Water
Conservancy District,
5.250%, 12/01/2015, Refunding Pending 12/01/2007
@ 101.00, AMBAC	Aaa/AAA	250,000	253,992
Pueblo Colorado Board Waterworks
5.250%, 11/01/2009, FSA	Aaa/AAA	120,000	123,718
5.100%, 01/01/2019, Optional 01/01/2009
@ 102.00, AMBAC	Aaa/AAA	150,000	155,168
Thornton Colorado Water Enterprise,
5.000%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	521,975
			6,045,433

Total Revenue Bonds
(Cost $32,041,749)			32,164,164

1-800-392-CORE (2673) ■ www.westcore.com	117

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody’s/S&P	Amount	Market Value

Money Market Mutual Funds 2.05%
Goldman Sachs Financial Tax Free-Fund - FST Shares		1,182,394	$1,182,394

Total Money Market Mutual Funds
(Cost $1,182,394)			1,182,394

Total Investments
(Cost $57,491,097)		100.28%	57,731,412

Liabilities in Excess of Other Assets		(0.28)%	(163,069)

Net Assets		100.00%	$57,568,343

See Notes to Statement of Investments
Westcore Colorado Tax-Exempt
Country Breakdown as of June 30, 2007
Country	Market Value		%

United States		$56,549,018	98.23%
Money Market Mutual Funds		1,182,394	2.05%
Total Investments		57,731,412	100.28%
Liabilities in Excess of Other Assets		(163,069)	(0.28)%
Net Assets		$57,568,343	100.00%

Notes to Statement of Investments

**   Non-income producing security.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 6 to the Notes to Financial Statements.

(2)  The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3)  This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(4)  The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(5)  Income is not being accrued or accrued at a reduced level on this security due to the issuer's default or expected default on interest payments.

(6)  This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(7)  This security is considered illiquid by the investment adviser. See Note 6 to the Notes to Financial Statements.

(8)  When-Issued Security. Cash equivalents are segregated equal to the purchase price.

118	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund

Assets
Investments at value (cost - see below)	$199,476,478	$296,106,217
- see accompanying statements
Receivable for investment securities sold	3,788,283	0
Dividends and interest receivable	61,559	179,061
Receivable for fund shares subscribed	126,886	214,367
Investment for trustee deferred compensation plan	344,716	24,559
Prepaid and other assets	21,776	28,938
Total Assets	203,819,698	296,553,142

Liabilities
Payable for investment securities purchased	906,767	738,312
Payable for fund shares redeemed	233,876	122,880
Payable for investment advisory fee	108,588	157,831
Payable for administration fee	29,261	42,530
Reimbursement for shareholder servicing	10,981	20,330
Payable for trustee deferred compensation plan	344,716	24,559
Other payables	34,036	12,410
Total Liabilities	1,668,225	1,118,852
Net Assets	$202,151,473	$295,434,290

Composition of Net Assets
Paid-in capital	$137,600,383	$223,287,601
(Over)/Undistributed net investment income	(934,551)	(332,570)
Accumulated net realized gain on investments and foreign
currency transactions	25,326,752	17,963,626
Net unrealized appreciation on investments and
translation of assets and liabilities denominated
in foreign currencies	40,158,889	54,515,633
Net Assets	$202,151,473	$295,434,290

Net Asset Value Per Share
Net assets	$202,151,473	$295,434,290
Shares of beneficial interest outstanding	24,585,819	20,085,492
Net asset value per share	$8.22	$14.71
Cost of Investments	$159,317,589	$241,590,584

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	119

Westcore Equity Funds (continued)

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Assets
Investments at value (cost - see below)	$26,797,857	$46,016,097
- see accompanying statements
Unrealized appreciation on forward currency contracts	0	2,755
Receivable for investment securities sold	1,496,943	9,024
Dividends and interest receivable	8,925	56,105
Receivable for fund shares subscribed	1,000	31,951
Investment for trustee deferred compensation plan	7,765	6,905
Prepaid and other assets	17,766	16,563
Total Assets	28,330,256	46,139,400

Liabilities
Unrealized depreciation on forward currency contracts	0	2,910
Payable for investment securities purchased	0	1,202,494
Payable for fund shares redeemed	10,645	642
Payable for investment advisory fee	13,244	31,375
Payable for administration fee	3,945	6,047
Reimbursement for shareholder servicing	1,524	2,982
Payable for trustee deferred compensation plan	7,765	6,905
Other payables	17,981	15,724
Total Liabilities	55,104	1,269,079
Net Assets	$28,275,152	$44,870,321

Composition of Net Assets
Paid-in capital	$24,003,635	$39,340,945
(Over)/Undistributed net investment income	(45,037)	189,826
Accumulated net realized gain on investments and foreign
currency transactions	2,043,427	337,630
Net unrealized appreciation on investments and
translation of assets and liabilities denominated
in foreign currencies	2,273,127	5,001,920
Net Assets	$28,275,152	$44,870,321

Net Asset Value Per Share
Net assets	$28,275,152	$44,870,321
Shares of beneficial interest outstanding	1,491,031	2,792,484
Net asset value per share	$18.96	$16.07
Cost of Investments	$24,524,730	$41,014,632

See Notes to Financial Statements

120	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Equity Funds (continued)

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund

Assets
Investments at value (cost - see below)	$67,393,475	$112,526,761
- see accompanying statements
Dividends and interest receivable	41,030	133,474
Receivable for fund shares subscribed	803	189,177
Investment for trustee deferred compensation plan	39,396	4,392
Prepaid and other assets	15,433	18,314
Total Assets	67,490,137	112,872,118

Liabilities
Payable for investment securities purchased	0	1,447,293
Payable for fund shares redeemed	170,125	40,427
Payable for investment advisory fee	36,320	68,238
Payable for administration fee	9,786	15,936
Reimbursement for shareholder servicing	2,452	7,260
Payable for trustee deferred compensation plan	39,396	4,392
Other payables	35,889	10,707
Total Liabilities	293,968	1,594,253
Net Assets	$67,196,169	$111,277,865

Composition of Net Assets
Paid-in capital	$46,851,777	$87,720,039
(Over)/Undistributed net investment income	173,840	179,079
Accumulated net realized gain on investments and foreign
currency transactions	2,523,215	2,865,000
Net unrealized appreciation on investments and
translation of assets and liabilities denominated
in foreign currencies	17,647,337	20,513,747
Net Assets	$67,196,169	$111,277,865

Net Asset Value Per Share
Net assets	$67,196,169	$111,277,865
Shares of beneficial interest outstanding	4,593,920	4,926,203
Net asset value per share	$14.63	$22.59
Cost of Investments	$49,746,138	$92,013,014

See Notes to Financial Statements

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Westcore Equity Funds (continued)

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
Assets
Investments at value (cost - see below)	$37,409,751	$133,072,804
- see accompanying statements
Receivable for investment securities sold	21,346	849,681
Dividends and interest receivable	0	281,732
Receivable for fund shares subscribed	75,863	0
Investment for trustee deferred compensation plan	34,688	1,289
Prepaid and other assets	21,106	14,679
Total Assets	37,562,754	134,220,185

Liabilities
Payable to custodian	0	556,202
Payable for investment securities purchased	1,105,848	741,998
Payable for fund shares redeemed	184	0
Payable for investment advisory fee	24,334	101,353
Payable for administration fee	4,976	18,708
Reimbursement for shareholder servicing	1,527	8,700
Payable for trustee deferred compensation plan	34,688	1,289
Other payables	11,556	5,502
Total Liabilities	1,183,113	1,433,752
Net Assets	$36,379,641	$132,786,433

Composition of Net Assets
Paid-in capital	$27,150,078	$115,174,258
(Over)/Undistributed net investment income / (loss)	(90,490)	737,880
Accumulated net realized gain on investments and foreign
currency transactions	2,372,275	3,163,806
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	6,947,778	13,710,489
Net Assets	$36,379,641	$132,786,433

Net Asset Value Per Share
Net assets	$36,379,641	$132,786,433
Shares of beneficial interest outstanding	867,543	9,614,891
Net asset value per share	$41.93	$13.81
Cost of Investments	$30,461,973	$119,362,315
See Notes to Financial Statements

122	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Bond Funds

Westcore		Westcore	Westcore
Flexible		Plus Bond	Colorado
Income Fund		Fund	Tax-Emempt Fund

Assets
Investments at value (cost - see below)	$281,181,266	$976,319,117	$57,731,412
- see accompanying statements
Cash and cash equivalents	0	0	941,880
Dividends and interest receivable	3,771,478	10,699,344	380,158
Receivable for fund shares subscribed	342,642	2,136,683	4,000
Investment for trustee deferred compensation plan	23,200	53,862	25,349
Prepaid and other assets	52,938	5,669	7,265
Total Assets	285,371,524	989,214,675	59,090,064

Liabilities
Payable for investment securities purchased	0	0	1,442,003
Payable for fund shares redeemed	203,907	1,914,510	4,384
Payable for investment advisory fee	162,150	147,058	12,186
Payable for administration fee	45,314	129,754	7,763
Reimbursement for shareholder servicing	19,305	63,028	3,128
Payable for trustee deferred compensation plan	23,200	53,862	25,349
Other payables	26,646	58,688	26,908
Total Liabilities	480,522	2,366,900	1,521,721
Net Assets	$284,891,002	$986,847,775	$57,568,343

Composition of Net Assets
Paid-in capital	$276,319,175	$1,005,216,533	$57,365,937
(Over)/Undistributed net
investment income / (loss)	700,005	8,401	(16,044)
Accumulated net realized gain / (loss)
on investments and
foreign currency transactions	1,399,888	(1,169,627)	(21,865)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	6,471,934	(17,207,532)	240,315
Net Assets	$284,891,002	$986,847,775	$57,568,343

Net Asset Value Per Share
Net assets	$284,891,002	$986,847,775	$57,568,343
Shares of beneficial interest outstanding	27,227,285	95,067,232	5,250,479
Net asset value per share	$10.46	$10.38	$10.96
Cost of Investments	$274,709,332	$993,526,649	$57,491,097

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	123

Westcore Equity Funds
For the Six Months Ended June 30, 2007
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Investment Income
Dividends (net of foreign withholding taxes of
$8,505 for the Growth Fund)	$263,077	$980,700
Interest	146,211	160,506
Total Income	409,288	1,141,206

Expenses
Investment advisory fee	623,755	907,451
Administrative fee	172,276	250,684
Shareholder servicing reimbursement	60,482	122,032
Transfer agent fees	11,452	10,069
Fund accounting fees and expenses	32,685	46,767
Legal fees	3,411	3,412
Printing fees	12,381	23,730
Registration fees	9,114	7,900
Audit and tax preparation fees	8,100	7,375
Custodian fees	11,095	20,672
Insurance	2,369	3,640
Trustee fees and expenses	7,090	10,222
Shareholder meeting expenses	7,519	32,723
Chief compliance officer fee	3,831	5,568
Other	738	1,079
Total expenses before waivers	966,298	1,453,324
Expenses waived by:
Investment adviser	0	0
Administrators	0	0
Net Expenses	966,298	1,453,324
Net Investment Loss	(557,010)	(312,118)

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	18,674,970	16,995,871
Foreign currency transactions	0	0
Net realized gain	18,674,970	16,995,871
Net change in unrealized appreciation/(depreciation) on:
Investments	945,036	11,633,272
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	945,036	11,633,272
Net Realized And Unrealized Gain	19,620,006	28,629,143
Net Increase In Net Assets
Resulting From Operations	$19,062,996	$28,317,025

See Notes to Financial Statements

124	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Equity Funds (continued)
For the Six Months Ended June 30, 2007
	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
Investment Income
Dividends (net of foreign withholding taxes of
$39,739 for the International Frontier Fund)	$81,026	$371,113
Interest	25,041	51,654
Total Income	106,067	422,767

Expenses
Investment advisory fee	81,569	242,611
Administrative fee	22,511	36,264
Shareholder servicing reimbursement	10,349	14,577
Transfer agent fees	8,231	6,882
Fund accounting fees and expenses	15,346	23,014
Legal fees	480	661
Printing fees	3,230	2,499
Registration fees	8,814	7,985
Audit and tax preparation fees	5,767	4,380
Custodian fees	1,393	16,299
Insurance	480	484
Trustee fees and expenses	1,200	1,094
Shareholder meeting expenses	2,048	3,860
Chief compliance officer fee	501	808
Other	664	1,292
Total expenses before waivers	162,583	362,710
Expenses waived by:
Investment adviser	(17,574)	(56,924)
Administrators	(726)	(1,425)
Net Expenses	144,283	304,361
Net Investment Income/(Loss)	(38,216)	118,406

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	2,511,535	2,799,746
Foreign currency transactions	0	500,339
Net realized gain	2,511,535	3,300,085
Net change in unrealized appreciation/(depreciation) on:
Investments	817,336	1,229,274
Translation of assets and liabilities
denominated in foreign currencies	0	(225,522)
Net change	817,336	1,003,752
Net Realized And Unrealized Gain	3,328,871	4,303,837
Net Increase In Net Assets Resulting From Operations	$3,290,655	$4,422,243

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	125

Westcore Equity Funds (continued)
For the Six Months Ended June 30, 2007
	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
Investment Income
Dividends (net of foreign withholding taxes of $6,570 and
$1,239 for Blue Chip and Mid-Cap Value Fund, respectively)	$480,790	$686,722
Interest	29,416	73,755
Total Income	510,206	760,477

Expenses
Investment advisory fee	215,097	374,016
Administrative fee	59,431	89,427
Shareholder servicing reimbursement	15,249	40,123
Transfer agent fees	7,315	7,547
Fund accounting fees and expenses	17,335	16,509
Legal fees	850	1,157
Printing fees	7,455	8,856
Registration fees	8,468	10,652
Audit and tax preparation fees	5,675	4,695
Custodian fees	2,192	4,388
Insurance	964	1,381
Trustee fees and expenses	2,695	3,305
Shareholder meeting expenses	1,355	12,950
Chief compliance officer fee	1,321	1,992
Other	2,168	1,588
Total expenses before waivers	347,570	578,586
Expenses waived by:
Investment adviser	0	0
Administrators	0	0
Net Expenses	347,570	578,586
Net Investment Income	162,636	181,891

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	2,541,744	2,431,086
Foreign currency transactions	0	0
Net realized gain	2,541,744	2,431,086
Net change in unrealized appreciation/(depreciation) on:
Investments	1,545,743	6,945,050
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	1,545,743	6,945,050
Net Realized And Unrealized Gain	4,087,487	9,376,136
Net Increase In Net Assets
Resulting From Operations	$4,250,123	$9,558,027

See Notes to Financial Statements

126	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Equity Funds (continued)
For the Six Months Ended June 30, 2007
	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
Investment Income
Dividends	$101,139	$1,259,244
Interest	27,171	128,548
Total Income	128,310	1,387,792

Expenses
Investment advisory fee	142,648	512,357
Administrative fee	25,557	91,617
Shareholder servicing reimbursement	7,605	42,392
Transfer agent fees	7,665	5,884
Fund accounting fees and expenses	16,400	17,572
Legal fees	303	728
Printing fees	2,683	5,288
Registration fees	7,670	8,406
Audit and tax preparation fees	4,207	6,617
Custodian fees	2,294	3,187
Insurance	362	846
Trustee fees and expenses	842	2,168
Shareholder meeting expenses	1,073	4,674
Chief compliance officer fee	568	1,924
Other	384	0
Total expenses before waivers	220,261	703,660
Expenses waived by:
Investment adviser	(33,853)	(36,564)
Administrators	(961)	(1,042)
Net Expenses	185,447	666,054
Net Investment Income/(Loss)	(57,137)	721,738

Realized and Unrealized Gain/(Loss)
Net realized gain from:
Investments	2,049,028	2,610,897
Foreign currency transactions	0	0
Net realized gain	2,049,028	2,610,897
Net change in unrealized appreciation/(depreciation) on:
Investments	2,187,015	4,994,366
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	2,187,015	4,994,366
Net Realized And Unrealized Gain	4,236,043	7,605,263
Net Increase In Net Assets
Resulting From Operations	$4,178,906	$8,327,001

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	127

Westcore Bond Funds
For the Six Months Ended June 30, 2007
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Emempt Fund
Investment Income
Dividends (net of foreign withholding taxes
of $8,869 for the Flexible Income Fund)	$2,958,550	$888,598	$-
Interest	7,599,000	25,042,464	1,263,622
Total Income	10,557,550	25,931,062	1,263,622

Expenses
Investment advisory fee	646,971	1,966,743	140,256
Administrative fee	258,214	783,635	50,383
Shareholder servicing reimbursement	123,031	339,304	18,300
Transfer agent fees	15,780	26,631	7,566
Fund accounting fees and expenses	63,852	160,810	26,628
Legal fees	7,266	13,437	728
Printing fees	41,666	71,884	8,084
Registration fees	26,807	24,676	1,826
Audit and tax preparation fees	19,145	8,284	4,986
Custodian fees	15,651	24,428	1,460
Insurance	3,978	12,434	1,019
Trustee fees and expenses	16,025	30,262	2,970
Shareholder meeting expenses	36,332	67,572	1,155
Chief compliance officer fee	5,752	17,485	1,121
Other	7,860	13,872	972
Total expenses before waivers	1,288,330	3,561,457	267,454
Expenses waived by:
Investment adviser	(62,268)	(1,102,362)	(81,287)
Administrators	(3,204)	(55,377)	(3,835)
Net Expenses	1,222,858	2,403,718	182,332
Net Investment Income	9,334,692	23,527,344	1,081,290

Realized and Unrealized Gain/(Loss)
Net realized loss from:
Investments	(53,981)	(51,976)	(11,777)
Foreign currency transactions	0	0	0
Net realized loss	(53,981)	(51,976)	(11,777)
Net change in unrealized
appreciation/(depreciation) on:
Investments	363,318	(15,984,454)	(1,019,564)
Translation of assets and liabilities
denominated in foreign currencies	0	0	0
Net change	363,318	(15,984,454)	(1,019,564)
Net Realized And Unrealized Gain/(Loss)	309,337	(16,036,430)	(1,031,341)
Net Increase In Net Assets
Resulting From Operations	$9,644,029	$7,490,914	$49,949

See Notes to Financial Statements

128	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore MIDCO Growth Fund
		For the Period
Six Months Ended		June 1, 2006 to	Year Ended
June 30, 2007 (1)		December 31, 2006 (2)	May 31, 2006
Operations
Net investment loss	$(557,010)	$(400,814)	$(655,364)
Net realized gain from investment transactions	18,674,970	18,170,419	20,086,331
Change in unrealized net appreciation
or depreciation of investments	945,036	(718,713)	5,369,372
Net increase in net assets resulting
from operations	19,062,996	17,050,892	24,800,339

Dividends and Distributions
From net investment income	0	0	0
From net realized gain from investment transactions	0	(28,313,469)	(424,049)
Decrease in net assets from dividends and distributions	0	(28,313,469)	(424,049)

Beneficial Interest Transactions (Note 2)
Shares sold	17,348,871	7,983,322	38,456,076
Shares issued in reinvestment
of dividends and distributions	0	26,372,693	397,781
	17,348,871	34,356,015	38,853,857
Shares redeemed	(18,359,458)	(32,645,194)	(52,673,277)
Net increase/(decrease)
from beneficial interest transactions	(1,010,587)	1,710,821	(13,819,420)
Redemption fees	2,208	1,431	5,129

Net Increase/(Decrease) In Net Assets	18,054,617	(9,550,325)	10,561,999

Net Assets:
Beginning of period	184,096,856	193,647,181	183,085,182
End of period (Including (over)/undistributed
net investment income of ($934,551),
($377,541) and ($368,730), for the six
months ended June 30, 2007, the period
ended December 31, 2006 and the year
ended May 31, 2006, respectively.)	$202,151,473	$184,096,856	$193,647,181
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Growth Fund
		For the Period
Six Months Ended		June 1, 2006 to	Year Ended
June 30, 2007 (1)		December 31, 2006 (2)	May 31, 2006
Operations
Net investment loss	$(312,118)	$(246,218)	$(564,483)
Net realized gain from investment transactions	16,995,871	1,298,478	370,713
Change in unrealized net appreciation
or depreciation of investments	11,633,272	13,730,203	14,921,019
Net increase in net assets resulting
from operations	28,317,025	14,782,463	14,727,249

Dividends and Distributions
From net investment income	0	0	(56,298)
From net realized gain from investment transactions	0	(121,011)	(1,094,193)
Decrease in net assets from dividends and distributions	0	(121,011)	(1,150,491)

Beneficial Interest Transactions (Note 2)
Shares sold	39,067,861	52,426,930	104,649,686
Shares issued in reinvestment
of dividends and distributions	0	114,883	1,099,948
	39,067,861	52,541,813	105,749,634
Shares redeemed	(45,988,194)	(48,527,170)	(43,706,125)
Net increase/(decrease)
from beneficial interest transactions	(6,920,333)	4,014,643	62,043,509
Redemption fees	2,235	16,036	24,886

Net Increase In Net Assets	21,398,927	18,692,131	75,645,153

Net Assets:
Beginning of period	274,035,363	255,343,232	179,698,079
End of period (Including (over)/undistributed
net investment income of ($332,570),
($20,452) and ($19,930), for the six months
ended June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$295,434,290	$274,035,363	$255,343,232
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

130	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Select Fund
		For the Period
	Six Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Operations
Net investment loss	$(38,216)	$(9,272)	$(42,323)
Net realized gain from investment transactions	2,511,535	1,111,583	1,998,795
Change in unrealized net appreciation
or depreciation of investments	817,336	369,509	(13,838)
Net increase in net assets resulting
from operations	3,290,655	1,471,820	1,942,634

Dividends and Distributions
From net investment income	0	0	0
From net realized gain from investment transactions	0	0	0
Decrease in net assets from dividends and distributions	0	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	8,836,488	13,664,336	1,337,314
Shares issued in reinvestment
of dividends and distributions	0	0	0
	8,836,488	13,664,336	1,337,314
Shares redeemed	(6,828,676)	(1,676,092)	(2,962,024)
Net increase/(decrease)
from beneficial interest transactions	2,007,812	11,988,244	(1,624,710)
Redemption fees	14,099	3,994	1,209

Net Increase In Net Assets	5,312,566	13,464,058	319,133

Net Assets:
Beginning of period	22,962,586	9,498,528	9,179,395
End of period (Including (over)/undistributed net
investment loss of ($45,037), ($6,821) and
($6,622), for the six months ended June 30, 2007,
the period ended December 31, 2006 and
the year ended May 31, 2006, respectively.)	$28,275,152	$22,962,586	$9,498,528
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore International Frontier Fund
		For the Period
Six Months Ended		June 1, 2006 to	Year Ended
June 30, 2007 (1)		December 31, 2006 (2)	May 31, 2006
Operations
Net investment income	$118,406	$69,845	$312,335
Net realized gain from investment
and foreign currency transations	3,300,085	5,179,710	2,961,454
Change in unrealized net appreciation
or depreciation of investments	1,003,752	(2,279,466)	3,064,673
Net increase in net assets
resulting from operations	4,422,243	2,970,089	6,338,462

Dividends and Distributions
From net investment income	0	(306,546)	0
From net realized gain from investment transactions	0	0	(64,646)
Decrease in net assets from dividends and distributions	0	(306,546)	(64,646)

Beneficial Interest Transactions (Note 2)
Shares sold	8,021,149	5,496,915	17,205,815
Shares issued in reinvestment
of dividends and distributions	0	250,512	56,205
	8,021,149	5,747,427	17,262,020
Shares redeemed	(3,203,211)	(9,302,671)	(8,421,063)
Net increase/(decrease)
from beneficial interest transactions	4,817,938	(3,555,244)	8,840,957
Redemption fees	1,157	3,758	5,521

Net Increase/(Decrease) In Net Assets	9,241,338	(887,943)	15,120,294

Net Assets:
Beginning of period	35,628,983	36,516,926	21,396,632
End of period (Including undistributed
net investment income of $189,826, $71,420
and $297,040, for the six months ended
June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$44,870,321	$35,628,983	$36,516,926
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

132	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Blue Chip Fund
		For the Period
Six Months Ended		June 1, 2006 to	Year Ended
June 30, 2007 (1)		December 31, 2006 (2)	May 31, 2006
Operations
Net investment income	$162,636	$182,538	$273,149
Net realized gain from
investment transactions	2,541,744	1,168,605	4,641,305
Change in unrealized net appreciation
or depreciation of investments	1,545,743	4,669,507	1,072,980
Net increase in net assets
resulting from operations	4,250,123	6,020,650	5,987,434

Dividends and Distributions
From net investment income	0	(379,989)	(300,005)
From net realized gain from investment transactions	0	(3,266,717)	(4,500,076)
Decrease in net assets from dividends and distributions	0	(3,646,706)	(4,800,081)

Beneficial Interest Transactions (Note 2)
Shares sold	3,468,106	2,626,193	6,309,961
Shares issued in reinvestment
of dividends and distributions	0	3,493,547	4,568,726
	3,468,106	6,119,740	10,878,687
Shares redeemed	(6,924,919)	(5,868,934)	(11,411,228)
Net increase/(decrease)
from beneficial interest transactions	(3,456,813)	250,806	(532,541)
Redemption fees	1,325	1,495	2,273

Net Increase In Net Assets	794,635	2,626,245	657,085

Net Assets:
Beginning of period	66,401,534	63,775,289	63,118,204
End of period (Including undistributed
net investment income of $173,840, $11,204
and $208,655, for the six months ended
June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$67,196,169	$66,401,534	$63,775,289
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore Mid-Cap Value Fund
		For the Period
Six Months Ended		June 1, 2006 to	Year Ended
June 30, 2007 (1)		December 31, 2006 (2)	May 31, 2006
Operations
Net investment income	$181,891	$290,244	$236,020
Net realized gain from investment transactions	2,431,086	1,585,054	1,566,014
Change in unrealized net appreciation
or depreciation of investments	6,945,050	5,538,732	3,444,734
Net increase in net assets
resulting from operations	9,558,027	7,414,030	5,246,768

Dividends and Distributions
From net investment income	0	(400,024)	(100,176)
From net realized gain from investment transactions	0	(1,100,587)	(2,945,774)
Decrease in net assets from dividends and distributions	0	(1,500,611)	(3,045,950)

Beneficial Interest Transactions (Note 2)
Shares sold	29,117,855	19,241,711	43,777,131
Shares issued in reinvestment
of dividends and distributions	0	1,318,258	2,555,799
	29,117,855	20,559,969	46,332,930
Shares redeemed	(14,973,608)	(9,949,343)	(8,236,566)
Net increase
from beneficial interest transactions	14,144,247	10,610,626	38,096,364
Redemption fees	4,614	6,747	9,838

Net Increase In Net Assets	23,706,888	16,530,792	40,307,020

Net Assets:
Beginning of period	87,570,977	71,040,185	30,733,165
End of period (Including (over)/undistributed
net investment income of $179,079, ($2,812)
and $138,708, for the six months ended
June 30, 2007, the period ended
December 31, 2006 and the year ended
May 31, 2006, respectively.)	$111,277,865	$87,570,977	$71,040,185
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

134	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Small-Cap Opportunity Fund
		For the Period
Six Months Ended		June 1, 2006 to	Year Ended
June 30, 2007 (1)		December 31, 2006 (2)	May 31, 2006
Operations
Net investment loss	$(57,137)	$(35,114)	$(67,526)
Net realized gain from
investment transactions	2,049,028	1,256,971	1,905,693
Change in unrealized net appreciation
or depreciation of investments	2,187,015	728,871	1,520,707
Net increase in net assets
resulting from operations	4,178,906	1,950,728	3,358,874

Dividends and Distributions
From net investment income	0	0	0
From net realized gain from investment transactions	0	(2,002,753)	(2,540,489)
Decrease in net assets from dividends and distributions	0	(2,002,753)	(2,540,489)

Beneficial Interest Transactions (Note 2)
Shares sold	10,635,345	4,424,255	6,608,896
Shares issued in reinvestment
of dividends and distributions	0	1,975,558	2,511,882
	10,635,345	6,399,813	9,120,778
Shares redeemed	(2,451,632)	(2,806,008)	(7,860,433)
Net increase from
beneficial interest transactions	8,183,713	3,593,805	1,260,345
Redemption fees	1,673	297	122

Net Increase In Net Assets	12,364,292	3,542,077	2,078,852

Net Assets:
Beginning of period	24,015,349	20,473,272	18,394,420
End of period (Including (over)/undistributed
net investment income of ($90,490), ($33,353)
and ($32,439), for the six months ended
June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$36,379,641	$24,015,349	$20,473,272
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore Small-Cap Value Fund
		For the Period
Six Months Ended		June 1, 2006 to	Year Ended
June 30, 2007 (1)		December 31, 2006 (2)	May 31, 2006
Operations
Net investment income	$721,738	$332,770	$400,729
Net realized gain from
investment transactions	2,610,897	510,725	141,520
Change in unrealized net appreciation
or depreciation of investments	4,994,366	6,107,065	2,654,352
Net increase in net assets
resulting from operations	8,327,001	6,950,560	3,196,601

Dividends and Distributions
From net investment income	0	(420,110)	(259,929)
From net realized gain from investment transactions	0	(17,580)	(158,936)
Decrease in net assets from dividends and distributions	0	(437,690)	(418,865)

Beneficial Interest Transactions (Note 2)
Shares sold	71,649,140	19,261,993	22,565,422
Shares issued in reinvestment
of dividends and distributions	0	407,950	396,136
	71,649,140	19,669,943	22,961,558
Shares redeemed	(5,538,901)	(5,640,818)	(3,975,101)
Net increase from
beneficial interest transactions	66,110,239	14,029,125	18,986,457
Redemption fees	5,855	4,540	582

Net Increase In Net Assets	74,443,095	20,546,535	21,764,775

Net Assets:
Beginning of period	58,343,338	37,796,803	16,032,028
End of period (Including (over)/undistributed
net investment income of $737,880, $16,142
and $128,618, for the six months ended
June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$132,786,433	$58,343,338	$37,796,803
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

136	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund
		For the Period
	Six Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006

Operations
Net investment income	$9,334,692	$8,985,544	$12,865,591
Net realized gain/(loss) from
investment transactions	(53,981)	866,109	(1,451,891)
Change in unrealized net appreciation
or depreciation of investments	363,318	10,011,783	(1,934,899)
Net increase in net assets resulting from operations	9,644,029	19,863,436	9,478,801

Dividends and Distributions
From net investment income	(8,461,160)	(8,331,028)	(11,898,362)
From net realized gain from
investment transactions	0	0	0
Decrease in net assets from
dividends and distributions	(8,461,160)	(8,331,028)	(11,898,362)

Beneficial Interest Transactions (Note 2)
Shares sold	74,423,458	105,510,952	77,368,215
Shares issued in reinvestment
of dividends and distributions	8,147,097	7,991,067	11,343,256
	82,570,555	113,502,019	88,711,471
Shares redeemed	(68,123,933)	(26,929,422)	(78,382,266)
Net increase from
beneficial interest transactions	14,446,622	86,572,597	10,329,205
Redemption fees	17,639	23,256	47,992

Net Increase In Net Assets	15,647,130	98,128,261	7,957,636

Net Assets:
Beginning of period	269,243,872	171,115,611	163,157,975
End of period (Including (over)/undistributed
net investment income of $700,005,
($173,527) and $17,464, for the six months
ended June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$284,891,002	$269,243,872	$171,115,611
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore Plus Bond Fund
		For the Period
	Six Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006

Operations
Net investment income	$23,527,344	$18,677,476	$19,714,471
Net realized loss from
investment transactions	(51,976)	(650,701)	(111,528)
Change in unrealized net appreciation or
depreciation of investments	(15,984,454)	14,004,037	(15,917,548)
Net increase in net assets
resulting from operations	7,490,914	32,030,812	3,685,395

Dividends and Distributions
From net investment income	(23,516,195)	(18,313,453)	(19,686,599)
From net realized gain from
investment transactions	0	0	(32,175)
Decrease in net assets from
dividends and distributions	(23,516,195)	(18,313,453)	(19,718,774)

Beneficial Interest Transactions (Note 2)
Shares sold	369,791,700	310,512,333	335,321,578
Shares issued in reinvestment of
dividends and distributions	20,004,447	15,847,433	17,358,100
	389,796,147	326,359,766	352,679,678
Shares redeemed	(118,612,032)	(69,005,802)	(102,838,846)
Net increase from
beneficial interest transactions	271,184,115	257,353,964	249,840,832
Redemption fees	60,867	47,455	92,518

Net Increase In Net Assets	255,219,701	271,118,778	233,899,971

Net Assets:
Beginning of period	731,628,074	460,509,296	226,609,325
End of period (Including (over)/undistributed
net investment income of $8,401, ($2,748)
and ($146,535), for the six months ended
June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$986,847,775	$731,628,074	$460,509,296
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

138	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Colorado Tax-Exempt Fund
		For the Period
	Six Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006

Operations
Net investment income	$1,081,290	$1,261,394	$2,193,349
Net realized gain/(loss) from
investment transactions	(11,777)	(9,004)	7,768
Change in unrealized net appreciation
or depreciation of investments	(1,019,564)	788,633	(1,644,064)
Net increase in net assets
resulting from operations	49,949	2,041,023	557,053

Dividends and Distributions
From net investment income	(1,090,111)	(1,253,946)	(2,195,840)
From net realized gain from
investment transactions	0	0	0
Decrease in net assets from
dividends and distributions	(1,090,111)	(1,253,946)	(2,195,840)

Beneficial Interest Transactions (Note 2)
Shares sold	7,138,032	4,309,157	12,372,793
Shares issued in reinvestment
of dividends and distributions	917,481	1,024,900	1,838,004
	8,055,513	5,334,057	14,210,797
Shares redeemed	(5,343,730)	(5,755,882)	(16,391,190)
Net increase/(decrease) from
beneficial interest transactions	2,711,783	(421,825)	(2,180,393)
Redemption fees	2,218	421	1,953

Net Increase/(Decrease) In Net Assets	1,673,839	365,673	(3,817,227)

Net Assets:
Beginning of period	55,894,504	55,528,831	59,346,058
End of period (Including (over)/undistributed
net investment loss of ($16,044), ($7,223)
and ($14,671), for the six months ended
June 30, 2007, the period ended
December 31, 2006 and the year
ended May 31, 2006, respectively.)	$57,568,343	$55,894,504	$55,528,831
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
See Notes to Financial Statements.

1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$7.45	$7.99

Income from investment Operations
Net investment income/(loss)	(0.02)	(0.00)
Net realized and unrealized gain/(loss) on investments	0.79	0.78
Total income/(loss) from investment operations	0.77	0.78

Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(1.32)
Total distributions	(0.00)	(1.32)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$8.22	$7.45
Total return	10.34% (4)	9.63% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$202,151	$184,097
Ratio of expenses to average net assets	1.01% (5)	1.08% (5)
Ratio of expenses to average net assets without fee waivers	1.01% (5)	1.08% (5)
Ratio of net investment income/(loss) to average net assets	(0.58)% (5)	(0.37)% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.58)% (5)	(0.37)% (5)
Portfolio turnover rate (6)	52.18%	76.44%
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.
(6) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period.Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $97,878,857 and $104,138,993, respectively.

See Notes to Financial Statements.

140	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$7.03	$6.79	$5.69	$5.81	$5.97

(0.03)	(0.04)	(0.03)	(0.02)	(0.05)
1.01	0.28	1.13	(0.10)	(0.11)
0.98	0.24	1.10	(0.12)	(0.16)

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.02)	(0.00)	(0.00)	(0.00)	(0.00)
(0.02)	(0.00)	(0.00)	(0.00)	(0.00)
0.00 (3)	0.00 (3)	-	-	-
$7.99	$7.03	$6.79	$5.69	$5.81
13.90%	3.53%	19.33%	(2.07)%	(2.68)

$193,647	$183,085	$180,159	$124,309	$114,450
1.09%	1.11%	1.14%	1.15%	1.15%
1.09%	1.11%	1.18%	1.41%	1.33%
(0.34)%	(0.62)%	(0.62)%	(0.57)%	(0.75)%

(0.34)%	(0.62)%	(0.66)%	(0.83)%	(0.92)%
126.52%	83.60%	53.11%	49.48%	67.04%

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$13.31	$12.58

Income from investment Operations
Net investment income/(loss)	(0.02)	(0.00)
Net realized and unrealized gain/(loss) on investments	1.42	0.74
Total income/(loss) from investment operations	1.40	0.74

Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.01)
Total distributions	(0.00)	(0.01)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$14.71	$13.31
Total return	10.52% (4)	5.85% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	295,434	$274,035
Ratio of expenses to average net assets	1.04% (5)	1.11% (5)
Ratio of expenses to average net assets without fee waivers	1.04% (5)	1.11% (5)
Ratio of net investment income/(loss) to average net assets	(0.22)% (5)	(0.16)% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.22)% (5)	(0.16)% (5)
Portfolio turnover rate (6)	64.58%	87.11%
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $173,334,642 and $190,141,878, respectively.

See Notes to Financial Statements.

142	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$11.74	$11.01	$9.25	$10.48	$12.14

(0.03)	0.01	(0.02)	(0.01)	(0.03)
0.93	0.94	1.78	(1.22)	(1.53)
0.90	0.95	1.76	(1.23)	(1.56)

(0.00) (3)	(0.01)	(0.00)	(0.00)	(0.00)
(0.06)	(0.21)	(0.00)	(0.00)	(0.10)
(0.06)	(0.22)	(0.00)	(0.00)	(0.10)
0.00 (3)	0.00 (3)	-	-	-
$12.58	$11.74	$11.01	$9.25	$10.48
7.67%	8.61%	19.03%	(11.74)%	(12.86%)

$255,343	$179,698	$82,013	$32,864	$25,827
1.08%	1.13%	1.15%	1.15%	1.15%
1.08%	1.13%	1.26%	1.52%	1.61%
(0.24)%	0.13%	(0.26)%	(0.17)%	(0.38)%

(0.24)%	0.13%	(0.37)%	(0.54)%	(0.85)%
111.44%	113.23%	48.66%	41.19%	49.09%

1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$16.66	$15.04

Income from investment Operations
Net investment income/(loss)	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	2.32	1.61
Total income/(loss) from investment operations	2.29	1.62

Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)
Total distributions	(0.00)	(0.00)
Paid in-capital from redemption fees	0.01	0.00 (3)
Net asset value – end of period	$18.96	$16.66
Total return	13.87% (4)	10.77% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,275	$22,963
Ratio of expenses to average net assets	1.15% (5)	1.15% (5)
Ratio of expenses to average net assets without fee waivers	1.29% (5)	1.53% (5)
Ratio of net investment income/(loss) to average net assets	(0.31)% (5)	(0.11)% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.45)% (5)	(0.50)% (5)
Portfolio turnover rate (6)	102.96%	65.46%
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $25,584,358 and $24,901,838, respectively.

See Notes to Financial Statements.

144	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$12.23	$11.46	$9.46	$11.43	$12.73

(0.07)	(0.08)	(0.08)	(0.08)	(0.09)
2.88	0.85	2.08	(1.89)	(1.21)
2.81	0.77	2.00	(1.97)	(1.30)

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
0.00 (3)	0.00 (3)	-	-	-
$15.04	$12.23	$11.46	$9.46	$11.43
22.98%	6.72%	21.14%	(17.24)%	(10.21)%

$9,499	$9,179	$7,532	$7,323	$14,871
1.15%	1.15%	1.15%	1.15%	1.15%
1.75%	1.83%	2.08%	2.19%	1.59%
(0.45)%	(0.72)%	(0.68)%	(0.59)%	(0.47)%

(1.05)%	(1.40)%	(1.61)%	(1.63)%	(0.91)%
148.48%	107.49%	80.76%	105.70%	1152.79%

1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$14.39	$13.40

Income from investment Operations
Net investment income/(loss)	0.04	0.04
Net realized and unrealized gain/(loss) on investments	1.64	1.07
Total income/(loss) from investment operations	1.68	1.11

Distributions
Dividends from net investment income	(0.00)	(0.12)
Distributions from net realized gain on investments	(0.00)	(0.00)
Total distributions	(0.00)	(0.12)
Paid in-capital from redemption fees	0.00 (3)	0.00(3)
Net asset value – end of period	$16.07	$14.39
Total return	11.61% (4)	8.33% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,870	$35,629
Ratio of expenses to average net assets	1.50% (5)	1.50% (5)
Ratio of expenses to average net assets without fee waivers	1.79% (5)	2.26% (5)
Ratio of net investment income/(loss) to average net assets	0.59% (5)	0.33% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.30% (5)	(0.43)% (5)
Portfolio turnover rate(6)	44.44%	92.65%
(1) Unaudited
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $20,078,052 and $17,356,558, respectively.

See Notes to Financial Statements.

146	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$10.43	$9.97	$7.38	$7.49	$8.69

0.11	0.03	0.02	0.01	(0.11)
2.89	0.44	2.57	(0.12)	(1.09)
3.00	0.47	2.59	(0.11)	(1.20)

(0.00)	(0.01)	(0.00) (2)	(0.00)	(0.00)
(0.03)	(0.00)	(0.00)	(0.00)	(0.00)
(0.03)	(0.01)	(0.00)	(0.00)	(0.00)
0.00 (3)	0.00 (3)	-	-	-
$13.40	$10.43	$9.97	$7.38	$7.49
28.78%	4.73%	35.16%	(1.47)%	(13.91)%

$36,517	$21,397	$13,921	$9,982	$11,673
1.50%	1.50%	1.50%	1.50%	1.50%
1.98%	2.12%	2.39%	3.27%	2.35%
1.12%	0.31%	0.21%	0.28%	(0.75)%

0.64%	(0.31)%	(0.68)%	(1.49)%	(1.60)%
38.39%	51.95%	63.47%	42.73%	114.55%

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$13.73	$13.24

Income from investment Operations
Net investment income	0.04	0.04
Net realized and unrealized gain/(loss) on investments	0.86	1.24
Total income/(loss) from investment operations	0.90	1.28

Distributions
Dividends from net investment income	(0.00)	(0.08)
Distributions from net realized gain on investments	(0.00)	(0.71)
Total distributions	(0.00)	(0.79)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$14.63	$13.73
Total return	6.55% (4)	9.65% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,196	$66,402
Ratio of expenses to average net assets	1.05% (5)	1.09% (5)
Ratio of expenses to average net assets without fee waivers	1.05% (5)	1.09% (5)
Ratio of net investment income/(loss) to average net assets	1.54% (5)	0.49% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.54% (5)	0.49% (5)
Portfolio turnover rate (6)	15.54%	27.88%
(1) Unaudited.
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $10,204,408 and $13,653,853, respectively.

See Notes to Financial Statements.

148	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$13.02	$11.62	$9.79	$11.28	$13.65

0.06	0.06	0.01	0.04	0.03
1.24	1.34	1.83	(1.47)	(1.57)
1.30	1.40	1.84	(1.43)	(1.54)

(0.07)	(0.00)	(0.01)	(0.06)	(0.03)
(1.01)	(0.00)	(0.00)	(0.00)	(0.80)
(1.08)	(0.00)	(0.01)	(0.06)	(0.83)
0.00 (3)	0.00 (3)	-	-	-
$13.24	$13.02	$11.62	$9.79	$11.28
10.09%	12.05%	18.83%	(12.63)%	(11.33)%

$63,775	$63,118	$33,439	$30,782	$42,612
1.11%	1.15%	1.15%	1.15%	1.15%
1.11%	1.26%	1.34%	1.52%	1.33%
0.43%	0.57%	0.07%	0.47%	0.23%

0.43%	0.46%	(0.12)%	0.10%	0.05%
49.55%	58.40%	56.46%	49.12%	50.17%

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore Mid-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$20.48	$18.96

Income from investment Operations
Net investment income/(loss)	0.04	0.06
Net realized and unrealized gain/(loss) on investments	2.07	1.82
Total income/(loss) from investment operations	2.11	1.88

Distributions
Dividends from net investment income	(0.00)	(0.10)
Distributions from net realized gain on investments	(0.00)	(0.26)
Total distributions	(0.00)	(0.36)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$22.59	$20.48
Total return	10.25% (4)	9.90% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,278	$87,571
Ratio of expenses to average net assets	1.16% (5)	1.23% (5)
Ratio of expenses to average net assets without fee waivers	1.16% (5)	1.23% (5)
Ratio of net investment income/(loss) to average net assets	0.36% (5)	0.64% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.36% (5)	0.64% (5)
Portfolio turnover rate (6)	11.99%	32.79%
(1) Unaudited.
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $24,758,132 and $11,705,891, respectively.

See Notes to Financial Statements.

150	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$17.54	$15.28	$11.95	$13.26	$15.25

0.06	0.03	(0.02)	0.00 (3)	0.01
2.63	3.00	3.35	(1.31)	(0.94)
2.69	3.03	3.33	(1.31)	(0.93)

(0.04)	(0.00)	(0.00) (3)	(0.00) (3)	(0.00)
(1.23)	(0.77)	(0.00)	(0.00)	(1.06)
(1.27)	(0.77)	(0.00)	(0.00)	(1.06)
0.00 (3)	0.00 (3)	-	-	-
$18.96	$17.54	$15.28	$11.95	$13.26
15.44%	20.02%	27.87%	(9.85)%	(5.92)%

$71,040	$30,733	$17,568	$10,635	$9,279
1.25%	1.25%	1.25%	1.25%	1.25%
1.26%	1.45%	1.66%	2.26%	2.75%
0.49%	0.26%	(0.12)%	0.03%	(0.14)%

0.48%	0.07%	(0.53)%	(0.98)%	(1.65)%
49.24%	63.31%	71.05%	50.36%	67.11%

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$36.22	$36.24

Income from investment Operations
Net investment income/(loss)	(0.05)	0.01
Net realized and unrealized gain/(loss) on investments	5.76	3.23
Total income/(loss) from investment operations	5.71	3.24

Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(3.26)
Total distributions	(0.00)	(3.26)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$41.93	$36.22
Total return	15.79% (4)	8.86% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	36,380	$24,015
Ratio of expenses to average net assets	1.30% (5)	1.30% (5)
Ratio of expenses to average net assets without fee waivers	1.54% (5)	1.73% (5)
Ratio of net investment income/(loss) to average net assets	(0.40)% (5)	(0.27)% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.64)% (5)	(0.72)% (5)
Portfolio turnover rate (6)	26.52%	32.09%
(1) Unaudited.
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $13,877,799 and $7,483,822, respectively.

See Notes to Financial Statements.

152	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$34.96	$32.71	$24.21	$27.47	$26.11

(0.12)	(0.30)	(0.20)	(0.06)	(0.03)
6.48	3.74	8.70	(3.20)	1.39
6.36	3.44	8.50	(3.26)	1.36

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(5.08)	(1.19)	(0.00)	(0.00)	(0.00)
(5.08)	(1.19)	(0.00)	(0.00)	(0.00)
0.00 (3)	0.00 (3)	-	-	-
$36.24	$34.96	$32.71	$24.21	$27.47
19.04%	10.33%	35.11%	(11.87)%	5.21%

$20,473	$18,394	$34,040	$26,899	$40,030
1.30%	1.30%	1.30%	1.30%	1.30%
1.77%	1.69%	1.73%	1.96%	1.75%
(0.34)%	(0.55)%	(0.65)%	(0.25)%	(0.11)%

(0.81)%	(0.94)%	(1.08)%	(0.91)%	(0.57)%
75.44%	70.18%	110.33%	38.79%	76.61%

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Small-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Month Ended	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$12.69	$11.10

Income from investment Operations
Net investment income/(loss)	0.07	0.06
Net realized and unrealized gain/(loss) on investments	1.05	1.62
Total income/(loss) from investment operations	1.12	1.68

Dividends and Distributions
Dividends from net investment income	(0.00)	(0.09)
Distributions from net realized gain on investments	(0.00)	(0.00)
Total distributions	(0.00)	(0.09)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$13.81	$12.69
Total return	8.83% (4)	15.19% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,786	$58,343
Ratio of expenses to average net assets	1.30% (5)	1.30% (5)
Ratio of expenses to average net assets without fee waivers	1.37% (5)	1.53% (5)
Ratio of net investment income/(loss) to average net assets	1.40% (5)	1.24% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.33% (5)	1.01% (5)
Portfolio turnover rate (6)	17.31%	18.65%
(1) Unaudited.
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $82,974,535 and $17,277,577, respectively.

See Notes to Financial Statements.

154	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	For the Period December 13, 2004
May 31, 2006	(inception) to May 31, 2005
$9.80	$10.00

0.14	0.03
1.34	(0.23)
1.48	(0.20)

(0.11)	(0.00)
(0.07)	(0.00)
(0.18)	(0.00)
0.00 (3)	0.00 (3)
$11.10	$9.80
15.22%	(2.00)% (4)

$37,797	$16,032
1.30%	1.30% (5)
1.61%	2.94% (5)
1.47%	1.33% (5)

1.16%	(0.31)% (5)
42.54%	27.42%

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$10.41	$9.86

Income from investment Operations
Net investment income/(loss)	0.34	0.39
Net realized and unrealized gain/(loss) on investments	0.02	0.56
Total income/(loss) from investment operations	0.36	0.95

Distributions
Dividends from net investment income	(0.31)	(0.40)
Distributions from net realized gain on investments	(0.00)	(0.00)
Tax return of capital	(0.00)	(0.00)
Total distributions	(0.31)	(0.40)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$10.46	$10.41
Total return	3.45% (4)	9.80% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$284,891	$269, 243
Ratio of expenses to average net assets	0.85% (5)	0.85% (5)
Ratio of expenses to average net assets without fee waivers	0.90% (5)	0.96% (5)
Ratio of net investment income/(loss) to average net assets	6.49% (5)	7.34% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	6.44% (5)	7.23% (5)
Portfolio turnover rate (6)	8.46%	15.20%
(1) Unaudited.
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $33,234,958 and $20,086,205, respectively.

See Notes to Financial Statements.

156	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$9.97	$9.76	$9.19	$9.48	$9.64

0.74	0.71	0.69	0.75	0.75
(0.17)	0.17	0.54	(0.29)	(0.16)
0.57	0.88	1.23	0.46	0.59

(0.68)	(0.67)	(0.66)	(0.71)	(0.75)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	-	(0.00)	(0.04)	(0.00)
(0.68)	(0.67)	(0.66)	(0.75)	(0.75)
0.00 (3)	0.00 (3)	-	-	-
$9.86	$9.97	$9.76	$9.19	$9.48
5.94%	9.15%	13.57%	5.71%	6.40%

$171,116	$163,158	$61,302	$9,726	$10,322
0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.97%	1.06%	2.06%	1.77%
7.44%	7.12%	7.12%	7.92%	7.96%

7.36%	7.00%	6.91%	6.71%	7.04%
25.48%	22.04%	37.03%	37.01%	48.07%

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$10.54	$10.28

Income from investment Operations
Net investment income/(loss)	0.28	0.33
Net realized and unrealized gain/(loss) on investments	(0.16)	0.25
Total income/(loss) from investment operations	0.12	0.58

Distributions
Dividends from net investment income	(0.28)	(0.32)
Distributions from net realized gain on investments	(0.00)	(0.00)
Tax return of capital	(0.00)	(0.00)
Total distributions	(0.28)	(0.32)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$10.38	$10.54
Total return	1.10% (4)	5.75% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$986,848	$731,616
Ratio of expenses to average net assets	0.55% (5)	0.55% (5)
Ratio of expenses to average net assets without fee waivers	0.81% (5)	0.86% (5)
Ratio of net investment income/(loss) to average net assets	5.37% (5)	5.49% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	5.11% (5)	5.17% (5)
Portfolio turnover rate (6)	5.82%	11.46%
(1) Unaudited.
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $26,416,747 and $46,015,441, respectively.

See Notes to Financial Statements.

158	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$10.70	$10.62	$10.67	$10.34	$10.37

0.57	0.59	0.62	0.71	0.66
(0.41)	0.14	(0.05)	0.33	(0.03)
0.16	0.73	0.57	1.04	0.63

(0.58)	(0.58)	(0.60)	(0.68)	(0.66)
(0.00) (3)	(0.07)	(0.02)	(0.00)	(0.00)
(0.00)	-	(0.00)	(0.03)	(0.00)
(0.58)	(0.65)	(0.62)	(0.71)	(0.66)
0.00 (3)	0.00 (3)	-	-	-
$10.28	$10.70	$10.62	$10.67	$10.34
1.48%	6.97%	5.52%	10.52%	6.24%

$460,509	$226,609	$86,705	$52,727	$54,060
0.55%	0.55%	0.55%	0.55%	0.55%
0.89%	1.00%	1.03%	1.14%	1.07%
5.58%	5.61%	5.79%	6.38%	6.34%

5.24%	5.16%	5.31%	5.79%	5.82%
32.35%	30.87%	50.32%	62.10%	60.19%

1-800-392-CORE (2673) ■ www.westcore.com	159

Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
		For the Period
	Six Month Ended	June 1, 2006 to
	June 30, 2007 (1)	December 31, 2006 (2)
Net asset value – beginning of the period	$11.16	$11.00

Income from investment Operations
Net investment income/(loss)	0.21	0.25
Net realized and unrealized gain/(loss) on investments	(0.20)	0.16
Total income/(loss) from investment operations	0.01	0.41

Distributions
Dividends from net investment income	(0.21)	(0.25)
Distributions from net realized gain on investments	(0.00)	0.00
Total distributions	(0.21)	(0.25)
Paid in-capital from redemption fees	0.00 (3)	0.00 (3)
Net asset value – end of period	$10.96	$11.16
Total return	0.11% (4)	3.77% (4)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,568	$55,895
Ratio of expenses to average net assets	0.65% (5)	0.65% (5)
Ratio of expenses to average net assets without fee waivers	0.95% (5)	0.98% (5)
Ratio of net investment income/(loss) to average net assets	3.85% (5)	3.87% (5)
Ratio of net investment income/(loss) to average net assets
without fee waivers	3.55% (5)	3.53% (5)
Portfolio turnover rate (6)	5.26%	8.06%
(1) Unaudited.
(2) The Westcore Funds have changed their fiscal year end from May 31 to December 31.
(3) Less than ($.005) per share.
(4) Total return not annualized for periods less than one full year.
(5) Annualized.

(6)   A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $6,597,229 and $2,876,378, respectively.

See Notes to Financial Statements.

160	Semi-Annual Report June 30, 2007 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002
$11.32	$11.23	$11.72	$11.18	$11.03

0.42	0.41	0.42	0.42	0.44
(0.32)	0.10	(0.49)	0.54	0.15
0.10	0.51	(0.07)	0.96	0.59

(0.42)	(0.42)	(0.42)	(0.42)	(0.44)
(0.00)	0.00	(0.00)	(0.00)	(0.00)
(0.42)	(0.42)	(0.42)	(0.42)	(0.44)
0.00 (3)	0.00 (3)	-	-	-
$11.00	$11.32	$11.23	$11.72	$11.18
0.93%	4.55%	(0.59)%	8.77%	5.43%

$55,529	$59,346	$50,227	$55,461	$45,508
0.65%	0.65%	0.65%	0.65%	0.65%
0.98%	1.07%	1.11%	1.15%	1.12%
3.77%	3.68%	3.67%	3.65%	3.91%

3.44%	3.26%	3.21%	3.15%	3.44%
22.20%	32.94%	6.60%	8.69%	13.09%

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1. Significant Accounting Policies

     Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing

162	Semi-Annual Report June 30, 2007 (Unaudited)

prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of June 30, 2007, securities which have been fair valued represented 4.86% and 2.04% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2007, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

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     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

     Federal Income Taxes – It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At December 31, 2006 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Westcore	Westcore
	Select	International
Expiring	Fund	Frontier Fund
2009	$0	$1,036,383
2010	0	1,905,398
2011	466,886	0
Total	$466,886	$2,941,781

	Westcore	Westcore	Westcore
	Flexible	Plus	Colorado
Expiring	Income Fund	Bond Fund	Tax-Exempt Fund
2007	0	274,024	0
2008	0	143,296	0
2011	0	58,526	0
2012	0	0	1,084
2013	70,367	408,464	0
2014	0	248,374	9,004
Total	$70,367	$1,132,684	$10,088

     Net capital loss carryforwards utilized during the period from June 1, 2006 to December 31, 2006, were $4,947,384 for Westcore International Frontier Fund, $1,112,806 for Westcore Select Fund and $1,295,919 for Westcore Flexible Income Fund.

     The Westcore Plus Bond Fund intends to elect to defer to its fiscal year ending December 31, 2007, approximately $242,405 of losses recognized during the period from November 1, 2006 to December 31, 2006.

     Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

164	Semi-Annual Report June 30, 2007 (Unaudited)

     For the the period from June 1, 2006 to December 31, 2006, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)
Westcore MIDCO Growth Fund	$ 0	$392,003	$(392,003)
Westcore Growth Fund	(244,835)	245,696	(861)
Westcore Select Fund	(9,074)	9,073	1
Westcore International Frontier Fund	51	11,081	(11,132)
Westcore Blue Chip Fund	0	0	0
Westcore Mid-Cap Value Fund	0	(31,740)	31,740
Westcore Small-Cap Opportunity Fund	(34,439)	34,200	239
Westcore Small-Cap Value Fund	0	(25,136)	25,136
Westcore Flexible Income Fund*	52,671	(845,507)	792,836
Westcore Plus Bond Fund	(48)	(220,236)	220,284
Westcore Colorado Tax-Exempt Fund	0	0	0

The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

*The Westcore Flexible Income Fund has suspended passive losses in the amount of $495, 618 related to its investment in various publicly traded partnerships which will be utilized against future income from those partnerships or will be recognized as ordinary loss upon disposition of the units of the partnerships.

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     The tax character of the distributions paid during the year and the tax components of net assets were reported at the Fund’s fiscal period from June 1, 2006 to December 31, 2006.

	Westcore		Westcore
	MIDCO		Growth
	Growth Fund		Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$4,299,723	$0	$0	$56,298
Long-Term Capital Gain	24,013,746	424,049	121,873	1,094,193
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$28,313,469	$424,049	$121,873	$1,150,491
	Westcore		Westcore		Westcore
	Select		International		Blue Chip
	Fund		Frontier Fund		Fund
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$0	$0	$306,597	$64,646	$413,567	$300,005
Long-Term Capital Gain	0	0	0	0	3,233,139	4,500,076
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	0
Total	$0	$0	$306,597	$64,646	$3,646,706	$4,800,081
	Westcore		Westcore
	Mid-Cap		Small-Cap
	Value Fund		Opportunity Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$400,024	$634,195	$302,757	$50,000
Long-Term Capital Gain	1,100,587	2,411,755	1,699,996	2,490,489
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$1,500,611	$3,045,950	$2,002,753	$2,540,489
	Westcore		Westcore
	Small-Cap		Flexible
	Value Fund		Income Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$419,901	$418,865	$8,331,028	$11,898,362
Long-Term Capital Gain	17,789	0	0	0
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$437,690	$418,865	$8,331,028	$11,898,362

166	Semi-Annual Report June 30, 2007 (Unaudited)

	Westcore		Westcore
	Plus Bond		Colorado
	Fund		Tax-Exempt Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	May 31,	December 31,	May 31,
	2006	2006	2006	2006
Distributions paid from:
Ordinary Income	$18,313,453	$19,687,611	$2,724	$0
Long-Term Capital Gain	0	31,163	0	0
Tax-Exempt Income	0	0	1,251,222	2,195,840
Return of Capital	0	0	0	0
Total	$18,313,453	$19,718,774	$1,253,946	$2,195,840

     As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
(Over)/undistributed net investment income		$3,818,936	$0
Accumulated net realized gain/(loss)		3,882,257	2,741,434
Net unrealized appreciation/(depreciation)		38,164,442	41,108,682
Effect of other timing differences		(377,541)	(20,452)
Total		$45,488,094	$43,829,664
	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
(Over)/undistributed net investment income	$0	$80,486	$179,181
Accumulated net realized gain/(loss)	(466,886)	(2,941,781)	112,643
Net unrealized appreciation/(depreciation)	1,454,569	3,976,831	15,841,170
Effect of other timing differences	(6,821)	(9,066)	(38,725)
Total	$980,862	$1,106,470	$16,094,269
	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
(Over)/undistributed net investment income	$136,537	$0	$153,042
Accumulated net realized gain/(loss)	321,058	336,560	391,633
Net unrealized appreciation/(depreciation)	13,545,016	4,747,450	8,740,800
Effect of other timing differences	(2,812)	(33,353)	(301)
Total	$13,999,799	$5,050,657	$9,285,174
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
(Over)/undistributed net investment income	$79,942	$174,540	$12,448
Accumulated net realized gain/(loss)	(70,367)	(1,375,089)	(10,088)
Net unrealized appreciation/(depreciation)	7,463,052	(1,102,201)	1,263,133
Effect of other timing differences	(83,669)	(40,727)	(22,924)
Total	$7,388,958	$(2,343,477)	$1,242,569

The effect of other timing differences primarily includes deferred Trustees’ compensation.

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     Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during January 1, 2007 to June 30, 2007.

     Allocation of Income, Expenses and Gains and Losses – Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust’s totals.

     When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

     Other – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized

168	Semi-Annual Report June 30, 2007 (Unaudited)

gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Shares of Beneficial Interest

     On June 30, 2007, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore MIDCO Growth Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	2,229,750	995,137	4,965,161
Common shares issued as reinvestment of dividends
and distributions	0	3,507,007	50,667
Total	2,229,750	4,502,144	5,015,828
Shares redeemed	(2,345,742)	(4,024,515)	(6,833,406)
Net increase/(decrease) in shares	(115,992)	477,629	(1,817,578)

Westcore Growth Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	2,785,910	4,147,068	8,330,896
Common shares issued as reinvestment of dividends
and distributions	0	8,605	85,466
Total	2,785,910	4,155,673	8,416,362
Shares redeemed	(3,293,587)	(3,864,348)	(3,418,275)
Net increase/(decrease) in shares	(507,677)	291,325	4,998,087

Westcore Select Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	505,891	850,697	94,734
Common shares issued as reinvestment of dividends
and distributions	0	3,507,007	0
Total	505,891	4,357,704	94,734
Shares redeemed	(393,037)	(104,280)	(213,433)
Net increase/(decrease) in shares	112,854	4,253,424	(118,699)

Westcore International Frontier Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	526,667	424,460	1,390,278
Common shares issued as reinvestment of dividends
and distributions	0	17,580	4,649
Total	526,667	442,040	1,394,927
Shares redeemed	(209,572)	(692,772)	(720,616)
Net increase/(decrease) in shares	317,095	(250,732)	674,311
(1) Unaudited.

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Westcore Blue Chip Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	247,904	193,966	468,284
Common shares issued as reinvestment of dividends
and distributions	0	252,789	350,615
Total	247,904	446,755	818,899
Shares redeemed	(490,251)	(427,690)	(850,266)
Net increase/(decrease) in shares	(242,347)	19,065	(31,367)

Westcore Mid-Cap Value Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	1,343,109	974,086	2,289,390
Common shares issued as reinvestment of dividends
and distributions	0	64,086	136,933
Total	1,343,109	1,038,172	2,426,323
Shares redeemed	(691,962)	(509,346)	(432,555)
Net increase/(decrease) in shares	651,147	528,826	1,993,768

Westcore Small-Cap Opportunity Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	267,665	120,197	177,503
Common shares issued as reinvestment of dividends
and distributions	0	53,992	73,348
Total	267,665	250,851
Shares redeemed	(63,106)	(76,134)	(212,081)
Net increase/(decrease) in shares	204,559	98,055	38,770

Westcore Small-Cap Value Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	5,427,151	1,654,077	2,097,109
Common shares issued as reinvestment of dividends
and distributions	0	31,871	37,944
Total	5,427,151	1,685,948	2,135,053
Shares redeemed	(411,518)	(490,708)	(367,273)
Net increase/(decrease) in shares	5,015,633	1,195,240	1,767,780
(1) Unaudited.

170	Semi-Annual Report June 30, 2007 (Unaudited)

Westcore Flexible Income Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	7,059,616	10,377,235	7,754,455
Common shares issued as reinvestment of dividends
and distributions	774,226	790,510	1,144,546
Total	7,833,842	11,167,745	8,899,001
Shares redeemed	(6,463,744)	(2,667,904)	(7,912,725)
Net increase/(decrease) in shares	1,370,098	8,499,841	986,276

Westcore Plus Bond Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	35,048,356	29,660,561	31,804,862
Common shares issued as reinvestment of dividends
and distributions	1,904,166	1,516,451	1,655,230
Total	36,952,522	31,177,012	33,460,092
Shares redeemed	(11,267,436)	(6,604,497)	(9,830,644)
Net increase/(decrease) in shares	25,685,086	24,572,515	23,629,448

Westcore Colorado Tax-Exempt Fund
	For the Six	For the Period
	Months Ended	June 1, 2006 to	Year Ended
	June 30, 2007 (1)	December 31, 2006 (2)	May 31, 2006
Shares sold	642,219	387,867	1,104,189
Common shares issued as reinvestment of dividends
and distributions	82,768	92,336	164,890
Total	724,987	480,203	1,269,079
Shares redeemed	(480,958)	(519,576)	(1,467,642)
Net increase/(decrease) in shares	244,029	(39,373)	(198,563)
(1) Unaudited.
(2) The Westcore Funds changed their fiscal year end from May 31 to December 31.

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3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
As of June 30, 2007
Gross appreciation (excess of value over tax cost)		$42,931,819	$55,768,039
Gross depreciation (excess of tax cost over value)		(3,649,032)	(2,089,457)
Net unrealized appreciation		$39,282,787	$53,678,582
Cost of investment for income tax purposes		$160,193,691	$242,427,635

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
As of June 30, 2007
Gross appreciation (excess of value over tax cost)	$2,606,287	$6,799,346	$18,321,554
Gross depreciation (excess of tax cost over value)	(337,440)	(1,818,555)	(877,620)
Net unrealized appreciation	$2,268,847	$4,980,791	$17,443,934
Cost of investment for income tax purposes	$24,259,010	$41,035,306	$49,949,541

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
As of June 30, 2007
Gross appreciation (excess of value over tax cost)	$22,313,638	$7,816,275	$17,149,598
Gross depreciation (excess of tax cost over value)	(1,897,641)	(877,620)	(3,391,324)
Net unrealized appreciation	$20,415,997	$6,938,655	$13,758,274
Cost of investment for income tax purposes	$92,110,764	$30,471,096	$119,314,530

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of June 30, 2007
Gross appreciation (excess of value over tax cost)	$15,117,481	$4,299,429	$722,522
Gross depreciation (excess of tax cost over value)	(7,494,923)	(21,378,269)	(478,767)
Net unrealized appreciation/(depreciation)	$7,622,558	$(17,078,840)	$243,755
Cost of investment for income tax purposes	$273,558,708	$993,397,957	$58,429,537
(1) Unaudited.

172	Semi-Annual Report June 30, 2007 (Unaudited)

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Advisor” or “DenverIA”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Fund Services, Inc. (“ALPS”) and DenverIA serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly. DenverIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS’ is entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

     The administrative fees are then allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets.

     The Trust has agreed to reimburse DenverIA for costs incurred by DenverIA for record keeping and subaccounting services to persons who beneficially own shares of a Fund through omnibus accounts (“Beneficial Aggregate Value”). The amount reimbursed with respect to a Fund will not exceed the (i) lesser of the costs actually borne by DenverIA or (ii) that amount computed on a semi-annual basis by determining at the beginning of each semi-annual calendar period the actual cost of transfer agency services for the prior semi-annual calendar period borne by the Trust without taking into account the Beneficial Aggregate Value and applying that percentage to the Beneficial Aggregate Value.

     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least April 29, 2008 so that the Net Annual Fund Operating Expenses

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of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the period January 1, 2007 to June 30, 2007, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.29%, 1.79%, 1.54%, 1.37%, 0.90%, 0.81% and 0.95%, respectively.

     Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

     The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

     The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds’ outstanding shares as of June 30, 2007, constituted 10.70% of the Westcore MIDCO Growth, 9.17% of Westcore Select, 39.63% of Westcore Blue Chip, 21.75% of Westcore Small-Cap Opportunity, and 5.78% of Westcore Colorado-Tax Exempt Funds. Included in the percentages above are holdings of DenverIA and/or DenverIA’s retirement savings plan representing 5.29% of Westcore MIDCO Growth, 9.17% of Westcore Select, 10.01% of Westcore Blue Chip and 7.57% of Westcore Small-Cap Opportunity Funds.

174	Semi-Annual Report June 30, 2007 (Unaudited)

5. New Accounting Pronouncements

     Effective January 2, 2007, the Westcore Trust adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Westcore Trust has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Westcore Trust files income tax returns in the U.S. Federal jurisdiction and the States of Colorado and Mississippi. For the years ended May 31, 2003 through May 31, 2006 and through December 31, 2007, the Westcore Trust’s Federal and Colorado returns are still open to examination by the appropriate taxing authority. In addition, for years ended May 31, 2005 thought May 31, 2006 and through December 31, 2007 the Westcore Flexible Income Fund’s Mississippi returns are still open to examination by the appropriate taxing authority as well. However, to the best of our knowledge there are currently no Federal, Colorado, or Mississippi income tax returns under examination.

      In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

     In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, (“SFAS No. 159”), “The Fair Value Option for Financial Assets and Financial Liabilities—Including an amendment of FASB Statement No. 115.” SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact adoption of SFAS No. 159 will have on the Fund’s financial statement disclosures.

6. Illiquid Restricted Securities

     As of June 30, 2007, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as

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reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of June 30, 2007 for the Westcore Flexible Income and Westcore Plus Bond Funds was $19,056,847 and $24,988,211, respectively, which represents 6.69% and 2.53% of the Funds’ net assets, respectively, as detailed below.

Illiquid Securities as of June 30, 2007

Flexible Income Fund
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$987,060
Anthracite CDO, Ltd.,
Series 2004-1A, Class G,
8.27%, 02/24/2014	500,000	03/16/04	$500,000	$506,445
Archstone, Series 2005-C1,
7.41%, 03/20/2010	1,000,000	03/24/05	$1,000,000	$1,036,250
Crest Ltd. Exeter Street Solar
2004-1A, Class E1,
9.110%, 10/28/2014	434,393	04/08/04	$434,393	$445,730
Crest Ltd., Series 2003-1A,
Class PS 8.50%, 08/28/2012	200,000	04/22/03	$122,470	$125,880
Crest Ltd., Series 2003-2A,
Class E1 10.210%, 12/28/2013	250,000	12/18/03	$250,000	$259,750
Crest Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013	413,450	12/18/03	$244,039	$235,294
Crest Ltd., Series 2004-1A,
Class PS, 7.6671%, 12/28/2013	1,064,633	10/22/04	$500,956	$618,126
Crest Ltd., Series 2004-1A,
Class H2, 7.334%, 10/28/2014	300,000	10/22/04	$285,920	$277,830
Crest Ltd., Series 2004-1A,
Fairfield Street Solar,
Class F, 10.225%, 12/28/2014	1,087,500	11/24/04	$1,087,500	$1,076,407
Denali Capital CLO III Ltd., Series 3A, Class
B2L, 13.36%, 07/21/2008	250,000	06/26/03	$245,229	$250,000
Denali Capital CLO VI Ltd., Series 6A, Class
B2L, 9.61%, 04/21/2010	800,000	02/16/06	$800,000	$800,000
Eszopiclone Royalty Sub LLC Series IV
12.00%,03/15/2014	1,175,000	07/29/05	$1,175,000	$1,233,750
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$513,126
I-Preferred Term Securities I Ltd., Subordinate
Income Notes, 22.00%, 12/04/2012	100,000	12/04/02	$100,000	$86,665
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$2,144,020

176	Semi-Annual Report June 30, 2007 (Unaudited)

Flexible Income Fund (continued)
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
MM Community Funding II Ltd., Series 2I,
6.00%, 12/15/2011	500,000	03/12/04	$479,978	$125,000
N-STAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2014	500,000	06/16/04	$468,475	$493,600
Preferred CPO Ltd., Class B, 10.026%,
07/26/2010:	500,000	06/15/04	$546,445	$539,922
	600,000	02/07/05	$655,733	$647,906
Preferred Term Securities VI Ltd., Subordinate
Income Notes, 24.907%, 07/03/2012	100,000	06/26/02	$100,000	$46,625
Preferred Term Securities X Ltd., Subordinate
Income Notes, 19.00%, 07/03/2013	150,000	06/16/03	$150,000	$103,357
Preferred Term Securities XI Ltd., Subordinate
Income Notes, 19.00%, 10/03/2013	150,000	06/16/03	$150,000	$110,153
Preferred Term Securities XII Ltd.,
Subordinate	250,000	12/09/03	$257,127	$203,256
Income Notes, 19.00%, 12/24/2013:	500,000	01/07/05	$514,255	$406,513
Preferred Term Securities XIII Ltd.,
Subordinate	500,000	03/09/04	$511,451	$397,850
Income Notes, 18.00%, 03/24/2014:	400,000	01/31/05	$409,161	$318,280
Preferred Term Securities XIV Ltd., Subordinate
Income Notes, 17.50%, 06/17/2014	500,000	06/09/04	$500,000	$395,725
Regional Diversified Funding, Series 2004-1,
16.80%, 02/15/2014	500,000	02/13/04	$479,132	$362,500
Regional Diversified Funding, Series 2005-1,
14.10%, 03/15/2015	750,000	04/12/05	$750,000	$667,500
River North CDO Ltd., Series 2005-1A,
11.00%, 02/06/2014	600,000	12/22/04	$600,000	$240,000
Soloso Bank Pref 2005, 15.00%, 10/15/2015	750,000	08/03/05	$744,543	$695,438
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013	250,000	10/16/03	$250,000	$251,525
Times Square Hotel Trust,
8.528%, 08/01/2026	91,174	08/09/01	$91,174	$103,911
Tortoise Capital Partners	36,500	12/01/05	$684,375	$787,291
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	01/14/04	$239,679	$200,000
Tricadia, Series 2004-2A, Class C,
8.8763%, 12/15/2019	485,577	10/08/04	$485,577	$461,070
Tropic , Series 2003-1A, Class PS,
12.85%, 10/15/2013	700,000	09/07/05	$619,895	$489,342
Tropic, Series 2004-1A, Class PS,
16.50%, 04/15/2014	500,000	12/02/04	$500,000	$413,750
Total			$20,462,507	$19,056,847
Total Net Assets				$284,891,002
Illiquid Restricted Securities as % of Total Net Assets				6.69%

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Plus Bond Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,948,240
Anthracite CDO, Ltd., Series 2004-1A,
Class G, 8.27%, 02/24/2014	500,000	03/16/04	$500,000	$506,445
Archstone, Series 2005-C1,
7.41%, 03/20/2010	1,300,000	03/24/05	$1,300,000	$1,347,125
Community Reinvestment Revenue Notes,
5.73%, 06/01/2031	1,250,000	06/13/06	$1,250,000	$1,250,958
Crest Ltd., Series 2003-1A,
Class PS 8.50%, 08/28/2012	800,000	04/22/03	$489,879	$503,520
Crest Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013	620,174	12/18/03	$366,057	$352,941
Crest Ltd., Series 2004-1A, Class H2,
7.334%, 10/28/2014	750,000	10/22/04	$714,800	$694,575
Crest Ltd., Series 2004-1A,
Fairfield Street Solar,
Class F, 10.225%, 12/28/2014	1,000,000	11/24/04	$1,000,000	$989,800
Eszopiclone Royalty Sub LLC Series IV
12.00%,03/15/2014	1,175,000	07/29/05	$1,175,000	$1,233,750
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.00%, 12/04/2012	150,000	12/04/02	$150,000	$129,998
N-STAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2014	600,000	06/16/04	$562,170	$592,320
Preferred CPO Ltd., Class B,
10.026%, 07/26/2010:	500,000	06/15/04	$544,598	$539,922
	500,000	02/27/05	$544,598	$539,922
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.907%, 07/03/2012	250,000	06/26/02	$250,000	$116,562
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.00%, 07/03/2013	350,000	06/16/03	$350,000	$241,167
Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.00%, 10/03/2013	350,000	06/16/03	$350,000	$257,022
Preferred Term Securities X1 B-3 Ltd.,
Subordinate Income Notes,
5.30%, 09/24/2008	500,000	06/02/05	$502,913	$495,680
Preferred Term Securities XII Ltd.,
Subordinate Income Notes,
19.00%, 12/24/2013:	250,000	12/09/03	$255,345	$203,256
	250,000	01/07/05	$255,345	$203,256
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes,
18.00%, 03/24/2014	500,000	03/09/04	$500,000	$397,850
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes,
17.50%, 06/17/2014	500,000	06/09/04	$500,000	$395,725
Regional Diversified Funding, Series 2004-1A,
16.80%, 02/15/2014	500,000	02/13/04	$479,132	$362,500
Regional Diversified Funding, Series 2005-1A,
14.10%, 03/15/2015	750,000	04/12/05	$750,000	$667,500

178	Semi-Annual Report June 30, 2007 (Unaudited)

Plus Bond Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
River North CDO ltd., Series 2005-1A,
11.00%, 02/06/2014	800,000	12/22/04	$800,000	$320,000
Soloso Bank Pref 2005,
15.00%, 10/15/2015	750,000	08/03/05	$744,543	$695,438
Strats-Daimler Chrysler CPI Notes,
4.57%, 11/15/2013	1,750,000	12/27/04	$1,718,850	$1,613,325
	905,000	11/16/05	$888,891	$834,319
	385,000	11/23/05	$378,147	$354,932
	425,000	12/15/05	$417,435	$391,807

Strats-FHLB, 4.17%, 08/15/2019	1,500,000	02/24/05	$1,484,250	$1,344,825
	100,000	12/15/05	$98,950	$89,655
	50,000	12/15/05	$49,475	$44,827
	500,000	12/28/05	$494,750	$448,275

TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013	250,000	11/06/03	$250,000	$251,525
Times Square Hotel Trust,
8.528%, 08/01/2026	387,491	08/09/01	$387,491	$441,619
Tricadia, Series 2003-1,
Class PS, 17.575%, 12/15/2013	250,000	01/14/04	$239,682	$200,000
Tricadia, Series 2004-2A,
Class C, 8.8763%, 12/15/2019	485,577	10/08/04	$485,577	$461,070
Tropic, Series 2003-1A.
Class PS, 12.85%, 10/15/2013	1,000,000	09/07/05	$885,565	$699,060
Tropic, Series 2004-1A.
Class PS, 16.50%, 04/15/2014	1,000,000	01/27/06	$950,938	$827,500
Total			$27,064,381	$24,988,211
Total Net Assets				$986,847,775
Illiquid Restricted Securities as % of Total Net Assets				2.53%

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Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the most recent 12 month period ending June 30, are available without charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the commission’s website at http://www.sec.gov.

180	Semi-Annual Report June 30, 2007 (Unaudited)

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184	Semi-Annual Report June 30, 2007 (Unaudited)

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                   /s/ Todger Anderson

                        Todger Anderson

                        President/Principal Executive Officer

Date:                September 6, 2007

By:                   /s/ Jasper R. Frontz

                        Jasper R. Frontz

                        Treasurer/Principal Financial Officer

Date:                September 6, 2007